                                                                               .
                                                                               .
                                                                               .

                               TABLE OF CONTENTS

President's Letter..........................................       3
Performance Summaries.......................................       4

NYLIAC Variable Annuity Separate Account - I (Non-Qualified
  Policies)
Statement of Assets and Liabilities.........................       8
Statement of Operations.....................................      12
Statement of Changes in Net Assets..........................      16

NYLIAC Variable Annuity Separate Account - II (Tax Qualified
  Policies)
Statement of Assets and Liabilities.........................      24
Statement of Operations.....................................      28
Statement of Changes in Net Assets..........................      32

NYLIAC Variable Annuity Separate Accounts - I & II
Notes to Financial Statements...............................      40

MainStay VP Series Fund, Inc.
Chairman's Letter...........................................     M-1
Definition of Indices.......................................     M-2
Portfolio Investment, Performance Comparisons and Portfolio
  Managers' Commentaries....................................     M-4
Balanced Portfolio - Service Class..........................   M-123
Basic Value Portfolio - Initial Class (formerly Dreyfus
  Large Company Value Portfolio - Initial Class)............   M-132
Bond Portfolio - Initial Class..............................   M-140
Capital Appreciation Portfolio - Initial Class..............   M-150
Cash Management Portfolio...................................   M-158
Common Stock Portfolio - Initial Class......................   M-165
Convertible Portfolio - Initial Class.......................   M-178
Developing Growth Portfolio - Initial Class (formerly Lord
  Abbett Development Growth Portfolio - Initial Class)......   M-188
Floating Rate Portfolio - Service Class.....................   M-196
Government Portfolio - Initial Class........................   M-203
Growth Portfolio - Initial Class (formerly Eagle Asset
  Management Growth Equity Portfolio - Initial Class).......   M-212
High Yield Corporate Bond Portfolio - Initial Class.........   M-220
Income & Growth Portfolio - Initial Class (formerly American
  Century Income & Growth Portfolio - Initial Class)........   M-236
International Equity Portfolio - Initial Class..............   M-246
Mid Cap Core Portfolio - Initial Class......................   M-256
Mid Cap Growth Portfolio - Initial Class....................   M-268
Mid Cap Value Portfolio - Initial Class.....................   M-276
S&P 500 Index Portfolio - Initial Class.....................   M-284
Small Cap Growth Portfolio - Initial Class..................   M-298
Total Return Portfolio - Initial Class......................   M-306
Value Portfolio - Initial Class.............................   M-322
Notes to Financial Statements...............................   M-330
Directors and Officers......................................   M-348

The Semi - Annual Reports for the Portfolios listed below
  follow:
Alger American Small Capitalization - Class O Shares
Calvert Social Balanced
Colonial Small Cap Value Fund, Variable Series - Class B
Dreyfus IP Technology Growth - Initial Shares
Fidelity(R) Variable Insurance Products Fund
  Contrafund(R) - Initial Class
Fidelity(R) Variable Insurance Products Fund
  Equity-Income - Initial Class
Fidelity(R) Variable Insurance Products Fund Mid
  Cap - Service Class 2
Janus Aspen Series Balanced - Institutional Shares
Janus Aspen Series Worldwide Growth - Institutional Shares
MFS(R) Investors Trust Series - Initial Class
MFS(R) Research Series - Initial Class
MFS(R) Utilities Series - Service Class
Neuberger Berman AMT Mid-Cap Growth - Class S
Royce Micro-Cap Portfolio
Royce Small-Cap Portfolio
T. Rowe Price Equity Income Portfolio
Van Eck Worldwide Hard Assets
Van Kampen UIF Emerging Markets Equity - Class I
Victory VIF Diversified Stock - Class A Shares

PLEASE SEE THE INDIVIDUAL FUND SEMI-ANNUAL REPORTS FOR ANY APPLICABLE FUND PROSPECTUS SUPPLEMENT(S) THAT MAY HAVE BEEN INCLUDED.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

LETTER FROM THE PRESIDENT
--------------------------------------------------------------------------------

Dear Policyowners:

I am pleased to present the June 30, 2005 Semi-Annual Report for your New York Life Insurance and Annuity Corporation (NYLIAC) variable annuity and/or variable life insurance policy. This report includes performance information, financial statements, notes and highlights, as well as other pertinent data for each of the Investment Divisions available under your policy. In addition, each portfolio manager also provides a discussion related to portfolio performance within the context of recent market and economic conditions. I encourage you to take some time to review this information with your Registered Representative. Your Registered Representative is a trained professional who can help you evaluate the plans you have in place and determine if any adjustments to your current strategy may help you to meet your financial needs and objectives.

While the Dow Jones Industrial Average(1), the NASDAQ Composite Index(2) and the S&P 500(R)(3) Index posted year-over-year gains at the end of 2004, the equity markets remained generally flat during the first six months of 2005. Among other things, the war on terrorism, record oil prices and the growing federal budget deficit continue to fuel investors' concerns and cloud the economic horizon. In addition, emerging news reports about unethical practices at a handful of companies have only added to the uncertainty.

In today's environment, NYLIAC's heritage of integrity and financial strength are more important than ever. We value your business--and I want you to know that earning and preserving your trust remains our highest priority. You can be certain we will continue to evaluate our products and services and keep them responsive to your needs in these changing times--and that we will remain committed to doing all we can to help you plan for your financial future.

Sincerely,

/s/ Frederick J. Sievert

Frederick J. Sievert
President
New York Life Insurance and Annuity Corporation
(A Delaware Corporation)

July 2005

(1) Dow Jones Industrial Average (DJIA) is a trademark of, and the property of, Dow Jones and Co., Inc. The DJIA Index is a price weighted average of 30 actively traded blue chip stocks, primarily industrials, but also includes financial, leisure and other service-oriented firms. An investment cannot be made directly into an index.

(2) NASDAQ Composite Index is an unmanaged market value weighted index that measures all NASDAQ domestic and non-U.S. based common stocks listed on the NASDAQ stock market and includes over 5,000 companies. Each company's security affects the index in proportion to its market value. The market value is calculated throughout the trading day and is related to the total value of the Index. An investment cannot be made directly into an index.

(3) S&P 500(R) and Standard & Poor's 500 Composite Price Index(R) are trademarks of the McGraw-Hill Companies, Inc. These products are not sponsored, endorsed, sold or promoted by Standard & Poor's Corporation. The S&P 500(R) is an unmanaged index and is widely regarded as the standard for measuring large-cap U.S. stock market performance. Results assume the reinvestment of all income and capital gains distribution. An investment cannot be made directly into an index.

LIFESTAGES(R) FLEXIBLE PREMIUM VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS I AND II
AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2005

                                                                          INVESTMENT
NON-QUALIFIED POLICIES                                        PORTFOLIO    DIVISION
INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- I    INCEPTION   INCEPTION
INVESTMENT DIVISIONS                                            DATE       DATE(2)
Alger American Small Capitalization -- Class O Shares          9/21/88      10/1/96
Calvert Social Balanced                                         9/2/86       5/1/95
Colonial Small Cap Value, Variable Series -- Class B            6/1/00     11/15/04
Dreyfus IP Technology Growth -- Initial Shares                 8/31/99       7/6/01
Fidelity(R) VIP Contrafund(R) -- Initial Class                  1/3/95      10/1/96
Fidelity(R) VIP Equity-Income -- Initial Class                 10/9/86      10/1/96
Fidelity(R) VIP Mid Cap -- Service Class 2                     1/12/00       9/8/03
Janus Aspen Series Balanced -- Institutional Shares            9/13/93      10/1/96
Janus Aspen Series Worldwide Growth -- Institutional Shares    9/13/93      10/1/96
MainStay VP Balanced -- Service Class                           5/1/05       5/1/05
MainStay VP Basic Value -- Initial Class                        5/1/98       6/1/98
MainStay VP Bond -- Initial Class                              1/23/84     12/15/93
MainStay VP Capital Appreciation -- Initial Class              1/29/93      1/29/93
MainStay VP Cash Management -- Current 7-day yield is
  0.75%(4)                                                     1/29/93      1/29/93
MainStay VP Common Stock -- Initial Class                      1/23/84     12/15/93
MainStay VP Convertible -- Initial Class                       10/1/96      10/1/96
MainStay VP Developing Growth -- Initial Class                  5/1/98       6/1/98
MainStay VP Floating Rate -- Service Class                      5/1/05       5/1/05
MainStay VP Government -- Initial Class                        1/29/93      1/29/93
MainStay VP Growth -- Initial Class                             5/1/98       6/1/98
MainStay VP High Yield Corporate Bond -- Initial Class          5/1/95       5/1/95
MainStay VP Income & Growth -- Initial Class                    5/1/98       6/1/98
MainStay VP International Equity -- Initial Class               5/1/95       5/1/95
MainStay VP Mid Cap Core -- Initial Class                       7/2/01       7/6/01
MainStay VP Mid Cap Growth -- Initial Class                     7/2/01       7/6/01
MainStay VP Mid Cap Value -- Initial Class                      7/2/01       7/6/01
MainStay VP S&P 500 Index(5) -- Initial Class                  1/29/93      1/29/93
MainStay VP Small Cap Growth -- Initial Class                   7/2/01       7/6/01
MainStay VP Total Return -- Initial Class                      1/29/93      1/29/93
MainStay VP Value -- Initial Class                              5/1/95       5/1/95
MFS(R) Investors Trust Series -- Initial Class                 10/9/95       6/1/98
MFS(R) Research Series -- Initial Class                        7/26/95       6/1/98
MFS(R) Utilities Series -- Service Class                        5/1/00       5/1/04
Neuberger Berman AMT Mid-Cap Growth -- Class S                 2/18/03       5/1/04
Royce Micro-Cap Portfolio                                     12/27/96       5/1/05
Royce Small-Cap Portfolio                                     12/27/96       5/1/05
T. Rowe Price Equity Income Portfolio                          3/31/94       6/1/98
Van Eck Worldwide Hard Assets                                   9/1/89       6/1/98
Van Kampen UIF Emerging Markets Equity -- Class I              10/1/96      10/1/96
Victory VIF Diversified Stock -- Class A Shares                 7/1/99       5/1/04
------------------------------------------------------------------------------------
                                                                 Negative numbers
                                                              appear in parentheses.

                                                                          ASSUMING NO SURRENDER(%)(1)
                                                                                                         SINCE
NON-QUALIFIED POLICIES                                                                                 INVESTMENT
INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- I       1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(2)   YEAR(2)   YEAR(2)   YEAR(2)   INCEPTION(3)
Alger American Small Capitalization -- Class O Shares           9.88     12.39     (9.45)     1.84         0.30
Calvert Social Balanced                                         5.81      6.36     (1.07)     5.94         6.39
Colonial Small Cap Value, Variable Series -- Class B            9.64     13.18     12.91       N/A         3.93
Dreyfus IP Technology Growth -- Initial Shares                 (4.78)     5.08    (19.00)      N/A        (4.68)
Fidelity(R) VIP Contrafund(R) -- Initial Class                 11.06     10.53      1.62     10.55         9.27
Fidelity(R) VIP Equity-Income -- Initial Class                  5.02      6.89      3.41      8.02         6.73
Fidelity(R) VIP Mid Cap -- Service Class 2                     19.35     15.86      9.25       N/A        41.38
Janus Aspen Series Balanced -- Institutional Shares             6.55      5.24      0.34      9.97         8.68
Janus Aspen Series Worldwide Growth -- Institutional Shares     3.70      1.27    (10.82)     7.74         4.56
MainStay VP Balanced -- Service Class                            N/A       N/A       N/A       N/A         2.86
MainStay VP Basic Value -- Initial Class                        6.23      5.85      1.48       N/A         1.85
MainStay VP Bond -- Initial Class                               5.00      4.76      5.83      5.07         4.83
MainStay VP Capital Appreciation -- Initial Class               1.74      2.63    (10.48)     4.83         6.25
MainStay VP Cash Management -- Current 7-day yield is
  0.75%(4)                                                      0.32     (0.25)     0.85      2.33         2.35
MainStay VP Common Stock -- Initial Class                       7.30      5.66     (4.71)     8.18         8.56
MainStay VP Convertible -- Initial Class                        3.90      6.79     (0.40)      N/A         6.65
MainStay VP Developing Growth -- Initial Class                  2.12      4.18     (3.70)      N/A        (0.71)
MainStay VP Floating Rate -- Service Class                       N/A       N/A       N/A       N/A        (0.58)
MainStay VP Government -- Initial Class                         4.69      3.28      4.93      4.68         4.61
MainStay VP Growth -- Initial Class                            (4.07)    (0.10)   (11.76)      N/A         2.12
MainStay VP High Yield Corporate Bond -- Initial Class          8.45     14.68      7.33      8.50         8.50
MainStay VP Income & Growth -- Initial Class                    6.57      7.92     (1.45)      N/A         1.96
MainStay VP International Equity -- Initial Class              12.11      9.47      1.02      6.36         5.62
MainStay VP Mid Cap Core -- Initial Class                      20.48     14.23       N/A       N/A         8.65
MainStay VP Mid Cap Growth -- Initial Class                    21.95     11.38       N/A       N/A         5.36
MainStay VP Mid Cap Value -- Initial Class                     10.19      7.89       N/A       N/A         5.61
MainStay VP S&P 500 Index(5) -- Initial Class                   4.58      6.58     (3.87)     8.20         8.62
MainStay VP Small Cap Growth -- Initial Class                   6.29      7.94       N/A       N/A         0.92
MainStay VP Total Return -- Initial Class                       5.51      5.49     (3.26)     5.82         6.49
MainStay VP Value -- Initial Class                              7.21      5.23      4.98      7.18         7.40
MFS(R) Investors Trust Series -- Initial Class                  7.06      5.43     (3.48)      N/A        (1.19)
MFS(R) Research Series -- Initial Class                         9.57      7.35     (6.21)      N/A         0.24
MFS(R) Utilities Series -- Service Class                       30.79     20.86      1.38       N/A        32.22
Neuberger Berman AMT Mid-Cap Growth -- Class S                  8.87       N/A       N/A       N/A        16.53
Royce Micro-Cap Portfolio                                       3.00      9.33     14.23       N/A         5.07
Royce Small-Cap Portfolio                                      16.43     13.11     15.92       N/A         2.30
T. Rowe Price Equity Income Portfolio                           8.10      7.57      6.63      9.86         4.67
Van Eck Worldwide Hard Assets                                  38.42     21.40     12.84      6.38         8.14
Van Kampen UIF Emerging Markets Equity -- Class I              32.03     18.43     (0.08)      N/A         3.34
Victory VIF Diversified Stock -- Class A Shares                 4.74      7.59      0.75       N/A         6.96
------------------------------------------------------------------------------------
                                                                    Negative numbers appear in parentheses.

                                                                             ASSUMING SURRENDER(%)
                                                                                                         SINCE
NON-QUALIFIED POLICIES                                                                                 INVESTMENT
INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- I       1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(2)   YEAR(2)   YEAR(2)   YEAR(2)   INCEPTION(3)
Alger American Small Capitalization -- Class O Shares           2.96     10.10    (10.28)     1.84         0.20
Calvert Social Balanced                                        (0.86)     4.08     (1.98)     5.94         6.39
Colonial Small Cap Value, Variable Series -- Class B            2.74     10.93     11.88       N/A        (2.62)
Dreyfus IP Technology Growth -- Initial Shares                (10.78)     2.82    (19.74)      N/A        (6.01)
Fidelity(R) VIP Contrafund(R) -- Initial Class                  4.06      8.16      0.69     10.55         9.16
Fidelity(R) VIP Equity-Income -- Initial Class                 (1.59)     4.60      2.46      8.02         6.61
Fidelity(R) VIP Mid Cap -- Service Class 2                     11.83     13.71      8.25       N/A        32.88
Janus Aspen Series Balanced -- Institutional Shares            (0.16)     2.98     (0.58)     9.97         8.57
Janus Aspen Series Worldwide Growth -- Institutional Shares    (2.83)    (0.90)   (11.64)     7.74         4.46
MainStay VP Balanced -- Service Class                            N/A       N/A       N/A       N/A        (3.62)
MainStay VP Basic Value -- Initial Class                       (0.46)     3.58      0.55       N/A         1.59
MainStay VP Bond -- Initial Class                              (1.62)     2.51      4.86      5.07         4.83
MainStay VP Capital Appreciation -- Initial Class              (4.67)     0.43    (11.30)     4.83         6.25
MainStay VP Cash Management -- Current 7-day yield is
  0.75%(4)                                                     (6.00)    (2.39)    (0.07)     2.33         2.35
MainStay VP Common Stock -- Initial Class                       0.54      3.39     (5.58)     8.18         8.56
MainStay VP Convertible -- Initial Class                       (2.65)     4.50     (1.31)      N/A         6.54
MainStay VP Developing Growth -- Initial Class                 (4.32)     1.94     (4.58)      N/A        (0.96)
MainStay VP Floating Rate -- Service Class                       N/A       N/A       N/A       N/A        (6.85)
MainStay VP Government -- Initial Class                        (1.91)     1.07      3.97      4.68         4.61
MainStay VP Growth -- Initial Class                           (10.12)    (2.24)   (12.57)      N/A         1.86
MainStay VP High Yield Corporate Bond -- Initial Class          1.62     12.48      6.34      8.50         8.50
MainStay VP Income & Growth -- Initial Class                   (0.14)     5.60     (2.35)      N/A         1.70
MainStay VP International Equity -- Initial Class               5.05      7.12      0.10      6.36         5.62
MainStay VP Mid Cap Core -- Initial Class                      12.89     12.02       N/A       N/A         7.14
MainStay VP Mid Cap Growth -- Initial Class                    14.27      9.05       N/A       N/A         3.90
MainStay VP Mid Cap Value -- Initial Class                      3.25      5.58       N/A       N/A         4.14
MainStay VP S&P 500 Index(5) -- Initial Class                  (2.01)     4.30     (4.75)     8.20         8.62
MainStay VP Small Cap Growth -- Initial Class                  (0.41)     5.62       N/A       N/A        (0.50)
MainStay VP Total Return -- Initial Class                      (1.14)     3.23     (4.15)     5.82         6.49
MainStay VP Value -- Initial Class                              0.45      2.98      4.01      7.18         7.40
MFS(R) Investors Trust Series -- Initial Class                  0.31      3.17     (4.37)      N/A        (1.45)
MFS(R) Research Series -- Initial Class                         2.66      5.05     (7.07)      N/A        (0.01)
MFS(R) Utilities Series -- Service Class                       22.55     18.89      0.45       N/A        24.45
Neuberger Berman AMT Mid-Cap Growth -- Class S                  2.02       N/A       N/A       N/A        10.14
Royce Micro-Cap Portfolio                                      (3.48)     6.98     13.22       N/A        (1.55)
Royce Small-Cap Portfolio                                       9.09     10.85     14.97       N/A        (4.14)
T. Rowe Price Equity Income Portfolio                           1.29      5.26      5.66      9.86         4.41
Van Eck Worldwide Hard Assets                                  22.92     19.45     11.81      6.38         7.87
Van Kampen UIF Emerging Markets Equity -- Class I              23.72     16.37     (1.00)      N/A         3.23
Victory VIF Diversified Stock -- Class A Shares                (1.86)     5.28     (0.17)      N/A         0.71
------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A CONTRACT, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT FEE OF 1.30%. A POLICY SERVICE FEE, EQUAL TO $30 OR 2% OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND IF SURRENDERED IF THE ACCUMULATION VALUE IS LESS THAN $10,000.00 THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THEN $10,000.00.

PERFORMANCE "ASSUMING CONTRACT NOT SURRENDERED" DOES NOT REFLECT THE DEDUCTION OF THE CONTINGENT DEFERRED SALES CHARGE (CDSC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING CONTRACT SURRENDERED" REFLECTS THE MAXIMUM CDSC UNDER THE POLICY. THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR EACH WITHDRAWAL IS 7%, DECLINING TO 1% BY THE 9TH YEAR AFTER THE INITIAL PREMIUM PAYMENT, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE LIFESTAGES(R) FLEXIBLE PREMIUM VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

LIFESTAGES(R) FLEXIBLE PREMIUM VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS I AND II
AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2005

                                                                          INVESTMENT
TAX-QUALIFIED POLICIES                                        PORTFOLIO    DIVISION
INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- II   INCEPTION   INCEPTION
INVESTMENT DIVISIONS                                            DATE       DATE(2)
Alger American Small Capitalization -- Class O Shares          9/21/88      10/1/96
Calvert Social Balanced                                         9/2/86       5/1/95
Colonial Small Cap Value, Variable Series -- Class B            6/1/00     11/15/04
Dreyfus IP Technology Growth -- Initial Shares                 8/31/99       7/6/01
Fidelity(R) VIP Contrafund(R) -- Initial Class                  1/3/95      10/1/96
Fidelity(R) VIP Equity-Income -- Initial Class                 10/9/86      10/1/96
Fidelity(R) VIP Mid Cap -- Service Class 2                     1/12/00       9/8/03
Janus Aspen Series Balanced -- Institutional Shares            9/13/93      10/1/96
Janus Aspen Series Worldwide Growth -- Institutional Shares    9/13/93      10/1/96
MainStay VP Balanced -- Service Class                           5/1/05       5/1/05
MainStay VP Basic Value -- Initial Class                        5/1/98       6/1/98
MainStay VP Bond -- Initial Class                              1/23/84     12/15/93
MainStay VP Capital Appreciation -- Initial Class              1/29/93      1/29/93
MainStay VP Cash Management -- Current 7-day yield is
  0.75%(4)                                                     1/29/93      1/29/93
MainStay VP Common Stock -- Initial Class                      1/23/84     12/15/93
MainStay VP Convertible -- Initial Class                       10/1/96      10/1/96
MainStay VP Developing Growth -- Initial Class                  5/1/98       6/1/98
MainStay VP Floating Rate -- Service Class                      5/1/05       5/1/05
MainStay VP Government -- Initial Class                        1/29/93      1/29/93
MainStay VP Growth -- Initial Class                             5/1/98       6/1/98
MainStay VP High Yield Corporate Bond -- Initial Class          5/1/95       5/1/95
MainStay VP Income & Growth -- Initial Class                    5/1/98       6/1/98
MainStay VP International Equity -- Initial Class               5/1/95       5/1/95
MainStay VP Mid Cap Core -- Initial Class                       7/2/01       7/6/01
MainStay VP Mid Cap Growth -- Initial Class                     7/2/01       7/6/01
MainStay VP Mid Cap Value -- Initial Class                      7/2/01       7/6/01
MainStay VP S&P 500 Index(5) -- Initial Class                  1/29/93      1/29/93
MainStay VP Small Cap Growth -- Initial Class                   7/2/01       7/6/01
MainStay VP Total Return -- Initial Class                      1/29/93      1/29/93
MainStay VP Value -- Initial Class                              5/1/95       5/1/95
MFS(R) Investors Trust Series -- Initial Class                 10/9/95       6/1/98
MFS(R) Research Series -- Initial Class                        7/26/95       6/1/98
MFS(R) Utilities Series -- Service Class                        5/1/00       5/1/04
Neuberger Berman AMT Mid-Cap Growth -- Class S                 2/18/03       5/1/04
Royce Micro-Cap Portfolio                                     12/27/96       5/1/05
Royce Small-Cap Portfolio                                     12/27/96       5/1/05
T. Rowe Price Equity Income Portfolio                          3/31/94       6/1/98
Van Eck Worldwide Hard Assets                                   9/1/89       6/1/98
Van Kampen UIF Emerging Markets Equity -- Class I              10/1/96      10/1/96
Victory VIF Diversified Stock -- Class A Shares                 7/1/99       5/1/04
------------------------------------------------------------------------------------
                                                                 Negative numbers
                                                              appear in parentheses.

                                                                          ASSUMING NO SURRENDER(%)(1)
                                                                                                         SINCE
TAX-QUALIFIED POLICIES                                                                                 INVESTMENT
INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- II      1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(2)   YEAR(2)   YEAR(2)   YEAR(2)   INCEPTION(3)
Alger American Small Capitalization -- Class O Shares           9.88     12.39     (9.45)     1.84         0.30
Calvert Social Balanced                                         5.81      6.36     (1.07)     5.94         6.40
Colonial Small Cap Value, Variable Series -- Class B            9.64     13.18     12.91       N/A         3.93
Dreyfus IP Technology Growth -- Initial Shares                 (4.78)     5.08    (19.00)      N/A        (5.44)
Fidelity(R) VIP Contrafund(R) -- Initial Class                 11.06     10.53      1.62     10.55         9.05
Fidelity(R) VIP Equity-Income -- Initial Class                  5.02      6.89      3.41      8.02         6.64
Fidelity(R) VIP Mid Cap -- Service Class 2                     19.35     15.86      9.25       N/A        43.80
Janus Aspen Series Balanced -- Institutional Shares             6.55      5.24      0.34      9.97         8.70
Janus Aspen Series Worldwide Growth -- Institutional Shares     3.70      1.27    (10.82)     7.74         4.58
MainStay VP Balanced -- Service Class                            N/A       N/A       N/A       N/A         2.88
MainStay VP Basic Value -- Initial Class                        6.23      5.85      1.48       N/A         2.04
MainStay VP Bond -- Initial Class                               5.00      4.76      5.83      5.07         4.83
MainStay VP Capital Appreciation -- Initial Class               1.74      2.63    (10.48)     4.83         6.25
MainStay VP Cash Management -- Current 7-day yield is
  0.75%(4)                                                      0.32     (0.25)     0.85      2.33         2.35
MainStay VP Common Stock -- Initial Class                       7.30      5.66     (4.71)     8.18         8.55
MainStay VP Convertible -- Initial Class                        3.90      6.79     (0.40)      N/A         6.63
MainStay VP Developing Growth -- Initial Class                  2.12      4.18     (3.70)      N/A        (0.68)
MainStay VP Floating Rate -- Service Class                       N/A       N/A       N/A       N/A        (0.58)
MainStay VP Government -- Initial Class                         4.69      3.28      4.93      4.68         4.61
MainStay VP Growth -- Initial Class                            (4.07)    (0.10)   (11.76)      N/A         2.25
MainStay VP High Yield Corporate Bond -- Initial Class          8.45     14.68      7.33      8.50         8.49
MainStay VP Income & Growth -- Initial Class                    6.57      7.92     (1.45)      N/A         1.96
MainStay VP International Equity -- Initial Class              12.11      9.47      1.02      6.36         5.64
MainStay VP Mid Cap Core -- Initial Class                      20.48     14.23       N/A       N/A         8.83
MainStay VP Mid Cap Growth -- Initial Class                    21.95     11.38       N/A       N/A         5.97
MainStay VP Mid Cap Value -- Initial Class                     10.19      7.89       N/A       N/A         5.25
MainStay VP S&P 500 Index(5) -- Initial Class                   4.58      6.58     (3.87)     8.20         8.62
MainStay VP Small Cap Growth -- Initial Class                   6.29      7.94       N/A       N/A         1.34
MainStay VP Total Return -- Initial Class                       5.51      5.49     (3.26)     5.82         6.49
MainStay VP Value -- Initial Class                              7.21      5.23      4.98      7.18         7.44
MFS(R) Investors Trust Series -- Initial Class                  7.06      5.43     (3.48)      N/A        (0.80)
MFS(R) Research Series -- Initial Class                         9.57      7.35     (6.21)      N/A         0.06
MFS(R) Utilities Series -- Service Class                       30.79     20.86      1.38       N/A        33.24
Neuberger Berman AMT Mid-Cap Growth -- Class S                  8.87       N/A       N/A       N/A        12.80
Royce Micro-Cap Portfolio                                       3.00      9.33     14.23       N/A         5.34
Royce Small-Cap Portfolio                                      16.43     13.11     15.92       N/A         8.63
T. Rowe Price Equity Income Portfolio                           8.10      7.57      6.63      9.86         4.79
Van Eck Worldwide Hard Assets                                  38.42     21.40     12.84      6.38         8.37
Van Kampen UIF Emerging Markets Equity -- Class I              32.03     18.43     (0.08)      N/A         3.44
Victory VIF Diversified Stock -- Class A Shares                 4.74      7.59      0.75       N/A         9.23
------------------------------------------------------------------------------------
                                                                    Negative numbers appear in parentheses.

                                                                             ASSUMING SURRENDER(%)
                                                                                                         SINCE
TAX-QUALIFIED POLICIES                                                                                 INVESTMENT
INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- II      1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(2)   YEAR(2)   YEAR(2)   YEAR(2)   INCEPTION(3)
Alger American Small Capitalization -- Class O Shares           2.96     10.10    (10.28)     1.84         0.20
Calvert Social Balanced                                        (0.86)     4.08     (1.98)     5.94         6.40
Colonial Small Cap Value, Variable Series -- Class B            2.74     10.93     11.88       N/A        (2.62)
Dreyfus IP Technology Growth -- Initial Shares                (10.78)     2.82    (19.74)      N/A        (6.77)
Fidelity(R) VIP Contrafund(R) -- Initial Class                  4.06      8.16      0.69     10.55         8.94
Fidelity(R) VIP Equity-Income -- Initial Class                 (1.59)     4.60      2.46      8.02         6.53
Fidelity(R) VIP Mid Cap -- Service Class 2                     11.83     13.71      8.25       N/A        35.30
Janus Aspen Series Balanced -- Institutional Shares            (0.16)     2.98     (0.58)     9.97         8.59
Janus Aspen Series Worldwide Growth -- Institutional Shares    (2.83)    (0.90)   (11.64)     7.74         4.47
MainStay VP Balanced -- Service Class                            N/A       N/A       N/A       N/A        (3.60)
MainStay VP Basic Value -- Initial Class                       (0.46)     3.58      0.55       N/A         1.78
MainStay VP Bond -- Initial Class                              (1.62)     2.51      4.86      5.07         4.83
MainStay VP Capital Appreciation -- Initial Class              (4.67)     0.43    (11.30)     4.83         6.25
MainStay VP Cash Management -- Current 7-day yield is
  0.75%(4)                                                     (6.00)    (2.39)    (0.07)     2.33         2.35
MainStay VP Common Stock -- Initial Class                       0.54      3.39     (5.58)     8.18         8.55
MainStay VP Convertible -- Initial Class                       (2.65)     4.50     (1.31)      N/A         6.52
MainStay VP Developing Growth -- Initial Class                 (4.32)     1.94     (4.58)      N/A        (0.93)
MainStay VP Floating Rate -- Service Class                       N/A       N/A       N/A       N/A        (6.85)
MainStay VP Government -- Initial Class                        (1.91)     1.07      3.97      4.68         4.61
MainStay VP Growth -- Initial Class                           (10.12)    (2.24)   (12.57)      N/A         1.98
MainStay VP High Yield Corporate Bond -- Initial Class          1.62     12.48      6.34      8.50         8.49
MainStay VP Income & Growth -- Initial Class                   (0.14)     5.60     (2.35)      N/A         1.70
MainStay VP International Equity -- Initial Class               5.05      7.12      0.10      6.36         5.64
MainStay VP Mid Cap Core -- Initial Class                      12.89     12.02       N/A       N/A         7.30
MainStay VP Mid Cap Growth -- Initial Class                    14.27      9.05       N/A       N/A         4.47
MainStay VP Mid Cap Value -- Initial Class                      3.25      5.58       N/A       N/A         3.78
MainStay VP S&P 500 Index(5) -- Initial Class                  (2.01)     4.30     (4.75)     8.20         8.62
MainStay VP Small Cap Growth -- Initial Class                  (0.41)     5.62       N/A       N/A        (0.07)
MainStay VP Total Return -- Initial Class                      (1.14)     3.23     (4.15)     5.82         6.49
MainStay VP Value -- Initial Class                              0.45      2.98      4.01      7.18         7.44
MFS(R) Investors Trust Series -- Initial Class                  0.31      3.17     (4.37)      N/A        (1.05)
MFS(R) Research Series -- Initial Class                         2.66      5.05     (7.07)      N/A        (0.20)
MFS(R) Utilities Series -- Service Class                       22.55     18.89      0.45       N/A        26.02
Neuberger Berman AMT Mid-Cap Growth -- Class S                  2.02       N/A       N/A       N/A         6.15
Royce Micro-Cap Portfolio                                      (3.48)     6.98     13.22       N/A        (1.29)
Royce Small-Cap Portfolio                                       9.09     10.85     14.97       N/A         1.79
T. Rowe Price Equity Income Portfolio                           1.29      5.26      5.66      9.86         4.52
Van Eck Worldwide Hard Assets                                  29.92     19.45     11.81      6.38         8.09
Van Kampen UIF Emerging Markets Equity -- Class I              23.72     16.37     (1.00)      N/A         3.33
Victory VIF Diversified Stock -- Class A Shares                (1.86)     5.28     (0.17)      N/A         3.13
------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A CONTRACT, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT FEE OF 1.30%. A POLICY SERVICE FEE, EQUAL TO $30 OR 2% OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND IF SURRENDERED IF THE ACCUMULATION VALUE IS LESS THAN $10,000.00 THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THEN $10,000.00.

PERFORMANCE "ASSUMING CONTRACT NOT SURRENDERED" DOES NOT REFLECT THE DEDUCTION OF THE CONTINGENT DEFERRED SALES CHARGE (CDSC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING CONTRACT SURRENDERED" REFLECTS THE MAXIMUM CDSC UNDER THE POLICY. THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR EACH WITHDRAWAL IS 7%, DECLINING TO 1% BY THE 9TH YEAR AFTER THE INITIAL PREMIUM PAYMENT, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE LIFESTAGES(R) FLEXIBLE PREMIUM VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

LIFESTAGES(R) FLEXIBLE PREMIUM VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS I AND II
AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2005

(1) Assumes no deduction for contingent deferred sales charge.

(2) The performance shown is for the indicated classes/shares only. Colonial Small Cap Value, Variable Series -- Class B, MainStay VP Balanced -- Service Class, MainStay VP Floating Rate -- Service Class, MFS(R) Utilities
    Series -- Service Class, Neuberger Berman AMT Mid-Cap Growth -- Class S and Victory VIF Diversified Stock -- Class A Shares impose a 12b-1 fee. Performance for these classes/shares may be lower than the returns for those classes/shares that do not impose a 12b-1 fee.

    Certain Portfolios existed prior to the date that they were added as an Investment Division of the Separate Accounts. The hypothetical performance of the Investment Divisions was derived from the performance of the corresponding Portfolios, modified to reflect Separate Account and Fund annual expenses as if the policy has been available during the periods shown.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE CURRENT YIELD AS OF JUNE 30, 2005 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(5) The S&P 500(R) Index is an unmanaged index and is widely regarded as the standard for measuring Large-Cap U.S. stock market performance. "S&P 500" is a trademark of the McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard and Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase an Index.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

Sales of this version of the LifeStages(R) Flexible Premium Variable Annuity were discontinued. Current policyholder may continue to make additional premium payments. Existing policies will continue to be serviced.

SMRU #00309502CV

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2005
(Unaudited)


                                                                                MAINSTAY VP
                                                               MAINSTAY VP         BASIC         MAINSTAY VP
                                                                BALANCED--        VALUE--           BOND--
                                                              SERVICE CLASS    INITIAL CLASS    INITIAL CLASS
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $  1,500,339     $  2,785,697    $  31,150,758

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................          1,305            8,727           95,992
    Administrative charges..................................            109              727            7,999
                                                               ------------     ------------    -------------
      Total net assets......................................   $  1,498,925     $  2,776,243    $  31,046,767
                                                               ============     ============    =============
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners................................   $  1,498,925     $  2,776,243    $  31,046,767
                                                               ============     ============    =============
    Variable accumulation unit value........................   $      10.29     $      11.38    $       17.23
                                                               ============     ============    =============
Identified Cost of Investment...............................   $  1,485,309     $  2,466,743    $  31,046,202
                                                               ============     ============    =============


                                                                                MAINSTAY VP
                                                                                 HIGH YIELD      MAINSTAY VP
                                                               MAINSTAY VP       CORPORATE         INCOME &
                                                                 GROWTH--          BOND--          GROWTH--
                                                              INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $  4,993,365     $146,263,792     $  5,325,345

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................         14,981          444,477           15,629
    Administrative charges..................................          1,248           37,040            1,302
                                                               ------------     ------------     ------------
      Total net assets......................................   $  4,977,136     $145,782,275     $  5,308,414
                                                               ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners................................   $  4,977,136     $145,782,275     $  5,308,414
                                                               ============     ============     ============
    Variable accumulation unit value........................   $      11.60     $      22.92     $      11.48
                                                               ============     ============     ============
Identified Cost of Investment...............................   $  6,169,512     $135,383,718     $  4,856,512
                                                               ============     ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES


     MAINSTAY VP                       MAINSTAY VP                       MAINSTAY VP
       CAPITAL        MAINSTAY VP         COMMON        MAINSTAY VP       DEVELOPING       MAINSTAY VP      MAINSTAY VP
    APPRECIATION--        CASH           STOCK--       CONVERTIBLE--       GROWTH--      FLOATING RATE--    GOVERNMENT--
    INITIAL CLASS      MANAGEMENT     INITIAL CLASS    INITIAL CLASS    INITIAL CLASS     SERVICE CLASS    INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------
     $120,956,327     $ 18,312,911     $ 67,717,473     $ 18,395,471     $  1,921,813     $    700,362      $ 31,630,460

          358,722           55,317          200,337           55,713            5,719              925            98,270
           29,893            4,610           16,695            4,643              477               77             8,189
     ------------     ------------     ------------     ------------     ------------     ------------      ------------
     $120,567,712     $ 18,252,984     $ 67,500,441     $ 18,335,115     $  1,915,617     $    699,360      $ 31,524,001
     ============     ============     ============     ============     ============     ============      ============
     $120,567,712     $ 18,252,984     $ 67,500,441     $ 18,335,115     $  1,915,617     $    699,360      $ 31,524,001
     ============     ============     ============     ============     ============     ============      ============
     $      21.23     $       1.33     $      25.75     $      17.55     $       9.51     $       9.94      $      17.51
     ============     ============     ============     ============     ============     ============      ============
     $165,042,726     $ 18,313,676     $ 80,297,887     $ 16,997,638     $  1,707,860     $    698,506      $ 32,014,109
     ============     ============     ============     ============     ============     ============      ============


     MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP       MAINSTAY VP
    INTERNATIONAL       MID CAP          MID CAP          MID CAP          S&P 500         SMALL CAP           TOTAL
       EQUITY--          CORE--          GROWTH--         VALUE--          INDEX--          GROWTH--         RETURN--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------
     $ 13,710,685     $  7,278,229     $ 10,599,871     $ 15,044,801     $129,447,854     $  5,354,740     $ 90,695,244

           40,819           20,427           30,301           42,489          386,790           15,703          274,655
            3,402            1,702            2,525            3,541           32,233            1,309           22,888
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
     $ 13,666,464     $  7,256,100     $ 10,567,045     $ 14,998,771     $129,028,831     $  5,337,728     $ 90,397,701
     ============     ============     ============     ============     ============     ============     ============
     $ 13,666,464     $  7,256,100     $ 10,567,045     $ 14,998,771     $129,028,831     $  5,337,728     $ 90,397,701
     ============     ============     ============     ============     ============     ============     ============
     $      17.45     $      13.89     $      12.31     $      12.42     $      27.93     $      10.36     $      21.84
     ============     ============     ============     ============     ============     ============     ============
     $ 11,905,086     $  5,871,574     $  8,474,382     $ 12,956,824     $130,473,539     $  4,639,728     $ 99,462,867
     ============     ============     ============     ============     ============     ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of June 30, 2005
(Unaudited)

                                                                                    ALGER
                                                                                   AMERICAN
                                                               MAINSTAY VP          SMALL            CALVERT
                                                                 VALUE--       CAPITALIZATION--       SOCIAL
                                                              INITIAL CLASS     CLASS O SHARES       BALANCED
                                                              --------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $ 47,522,780      $  9,574,080      $  2,739,903

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................        142,886            28,463             8,103
    Administrative charges..................................         11,907             2,372               675
                                                               ------------      ------------      ------------
      Total net assets......................................   $ 47,367,987      $  9,543,245      $  2,731,125
                                                               ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners................................   $ 47,367,987      $  9,543,245      $  2,731,125
                                                               ============      ============      ============
    Variable accumulation unit value........................   $      20.66      $      10.27      $      18.76
                                                               ============      ============      ============
Identified Cost of Investment...............................   $ 43,468,530      $ 10,372,915      $  2,619,856
                                                               ============      ============      ============

                                                                MFS(R)
                                                               INVESTORS        MFS(R)           MFS(R)
                                                                 TRUST         RESEARCH        UTILITIES
                                                               SERIES--        SERIES--         SERIES--
                                                             INITIAL CLASS   INITIAL CLASS   SERVICE CLASS
                                                             ----------------------------------------------
ASSETS:
  Investment at net asset value............................  $  1,324,985    $  1,983,897     $  5,599,512

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges.....................         3,893           5,820           13,715
    Administrative charges.................................           324             485            1,143
                                                             ------------    ------------     ------------
      Total net assets.....................................  $  1,320,768    $  1,977,592     $  5,584,654
                                                             ============    ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners...............................  $  1,320,768    $  1,977,592     $  5,584,654
                                                             ============    ============     ============
    Variable accumulation unit value.......................  $       9.19    $      10.17     $      13.50
                                                             ============    ============     ============
Identified Cost of Investment..............................  $  1,263,082    $  2,058,723     $  5,202,369
                                                             ============    ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES

       COLONIAL                                                                                             JANUS ASPEN
      SMALL CAP                                          FIDELITY(R)      FIDELITY(R)      JANUS ASPEN         SERIES
     VALUE FUND,       DREYFUS IP       FIDELITY(R)          VIP              VIP             SERIES         WORLDWIDE
       VARIABLE        TECHNOLOGY           VIP            EQUITY-         MID CAP--        BALANCED--        GROWTH--
       SERIES--         GROWTH--      CONTRAFUND(R)--      INCOME--         SERVICE       INSTITUTIONAL    INSTITUTIONAL
       CLASS B       INITIAL SHARES    INITIAL CLASS    INITIAL CLASS       CLASS 2           SHARES           SHARES
    ---------------------------------------------------------------------------------------------------------------------
     $    606,749     $  1,276,899     $ 52,553,368      $ 25,774,497     $  6,603,321     $ 44,248,328     $ 33,709,845

            1,357            3,784          154,409            75,987           18,885          133,779          102,242
              113              315           12,868             6,332            1,574           11,148            8,520
     ------------     ------------     ------------      ------------     ------------     ------------     ------------
     $    605,279     $  1,272,800     $ 52,386,091      $ 25,692,178     $  6,582,862     $ 44,103,401     $ 33,599,083
     ============     ============     ============      ============     ============     ============     ============
     $    605,279     $  1,272,800     $ 52,386,091      $ 25,692,178     $  6,582,862     $ 44,103,401     $ 33,599,083
     ============     ============     ============      ============     ============     ============     ============
     $      10.39     $       8.28     $      21.69      $      17.65     $      14.14     $      20.63     $      14.77
     ============     ============     ============      ============     ============     ============     ============
     $    591,240     $  1,330,240     $ 46,489,586      $ 24,939,996     $  6,012,101     $ 46,036,941     $ 59,873,709
     ============     ============     ============      ============     ============     ============     ============

      NEUBERGER                                                                            VAN KAMPEN        VICTORY
        BERMAN                                            T. ROWE                             UIF              VIF
         AMT                                               PRICE           VAN ECK          EMERGING       DIVERSIFIED
       MID-CAP           ROYCE            ROYCE            EQUITY         WORLDWIDE         MARKETS          STOCK--
       GROWTH--        MICRO-CAP        SMALL-CAP          INCOME            HARD           EQUITY--         CLASS A
       CLASS S         PORTFOLIO        PORTFOLIO        PORTFOLIO          ASSETS          CLASS I           SHARES
    --------------------------------------------------------------------------------------------------------------------
     $    370,185     $     25,367     $     55,649     $ 16,580,866     $  4,242,830     $  6,596,533     $    720,664

              960               28               37           48,092           11,628           19,290            1,868
               80                2                3            4,008              969            1,607              156
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
     $    369,145     $     25,337     $     55,609     $ 16,528,766     $  4,230,233     $  6,575,636     $    718,640
     ============     ============     ============     ============     ============     ============     ============
     $    369,145     $     25,337     $     55,609     $ 16,528,766     $  4,230,233     $  6,575,636     $    718,640
     ============     ============     ============     ============     ============     ============     ============
     $      11.93     $      10.51     $      10.23     $      13.82     $      17.40     $      13.32     $      10.75
     ============     ============     ============     ============     ============     ============     ============
     $    341,839     $     24,312     $     54,690     $ 14,762,322     $  3,299,360     $  4,650,282     $    703,830
     ============     ============     ============     ============     ============     ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS
For the six months ended June 30, 2005
(Unaudited)


                                                                MAINSTAY VP       MAINSTAY VP      MAINSTAY VP
                                                                 BALANCED--      BASIC VALUE--        BOND--
                                                              SERVICE CLASS(a)   INITIAL CLASS    INITIAL CLASS
                                                              --------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................     $        --      $        --      $        --
  Mortality and expense risk charges........................          (1,298)         (18,595)        (189,005)
  Administrative charges....................................            (108)          (1,550)         (15,750)
                                                                 -----------      -----------      -----------
      Net investment income (loss)..........................          (1,406)         (20,145)        (204,755)
                                                                 -----------      -----------      -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................           8,410          707,981        2,859,908
  Cost of investments sold..................................          (8,150)        (699,076)      (2,768,447)
                                                                 -----------      -----------      -----------
      Net realized gain (loss) on investments...............             260            8,905           91,461
  Realized gain distribution received.......................              --               --               --
  Change in unrealized appreciation (depreciation) on
    investments.............................................          15,030          (35,719)         583,643
                                                                 -----------      -----------      -----------
      Net gain (loss) on investments........................          15,290          (26,814)         675,104
                                                                 -----------      -----------      -----------
        Net increase (decrease) in net assets resulting
          from operations...................................     $    13,884      $   (46,959)     $   470,349
                                                                 ===========      ===========      ===========


                                                                                MAINSTAY VP
                                                                                 HIGH YIELD      MAINSTAY VP
                                                               MAINSTAY VP       CORPORATE         INCOME &
                                                                 GROWTH--          BOND--          GROWTH--
                                                              INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
                                                              ------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $        --      $        --      $        --
  Mortality and expense risk charges........................       (32,586)        (900,825)         (32,439)
  Administrative charges....................................        (2,716)         (75,069)          (2,703)
                                                               -----------      -----------      -----------
      Net investment income (loss)..........................       (35,302)        (975,894)         (35,142)
                                                               -----------      -----------      -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................     1,216,965       13,024,555        1,162,106
  Cost of investments sold..................................    (1,842,159)     (14,694,313)      (1,268,893)
                                                               -----------      -----------      -----------
      Net realized gain (loss) on investments...............      (625,194)      (1,669,758)        (106,787)
  Realized gain distribution received.......................            --               --               --
  Change in unrealized appreciation (depreciation) on
    investments.............................................       325,159        1,556,455          127,326
                                                               -----------      -----------      -----------
      Net gain (loss) on investments........................      (300,035)        (113,303)          20,539
                                                               -----------      -----------      -----------
        Net increase (decrease) in net assets resulting
          from operations...................................   $  (335,337)     $(1,089,197)     $   (14,603)
                                                               ===========      ===========      ===========

(a) For the period May 2, 2005 (Commencement of Operations) through June 30,
    2005.
(b) For the period May 4, 2005 (Commencement of Operations) through June 30,
    2005.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES


     MAINSTAY VP                       MAINSTAY VP                       MAINSTAY VP
       CAPITAL        MAINSTAY VP         COMMON        MAINSTAY VP       DEVELOPING       MAINSTAY VP       MAINSTAY VP
    APPRECIATION--        CASH           STOCK--       CONVERTIBLE--       GROWTH--      FLOATING RATE--     GOVERNMENT--
    INITIAL CLASS      MANAGEMENT     INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    SERVICE CLASS(b)   INITIAL CLASS
    ----------------------------------------------------------------------------------------------------------------------
     $        --      $   194,279      $        --      $        --      $        --       $     2,705       $        --
        (752,558)        (108,504)        (413,505)        (113,806)         (11,472)             (921)         (194,240)
         (62,713)          (9,042)         (34,459)          (9,484)            (956)              (77)          (16,187)
     -----------      -----------      -----------      -----------      -----------       -----------       -----------
        (815,271)          76,733         (447,964)        (123,290)         (12,428)            1,707          (210,427)
     -----------      -----------      -----------      -----------      -----------       -----------       -----------
      18,461,943        3,549,615        6,762,914        2,948,879          279,969               189         3,456,456
     (16,532,770)      (3,549,880)      (7,533,907)      (3,249,674)        (266,019)             (191)       (3,428,325)
     -----------      -----------      -----------      -----------      -----------       -----------       -----------
       1,929,173             (265)        (770,993)        (300,795)          13,950                (2)           28,131
              --               --               --               --               --                --                --
      (2,412,683)             229        1,231,639          239,924          (29,063)            1,856           751,037
     -----------      -----------      -----------      -----------      -----------       -----------       -----------
        (483,510)             (36)         460,646          (60,871)         (15,113)            1,854           779,168
     -----------      -----------      -----------      -----------      -----------       -----------       -----------
     $(1,298,781)     $    76,697      $    12,682      $  (184,161)     $   (27,541)      $     3,561       $   568,741
     ===========      ===========      ===========      ===========      ===========       ===========       ===========


     MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
    INTERNATIONAL       MID CAP          MID CAP          MID CAP          S&P 500         SMALL CAP          TOTAL
       EQUITY--          CORE--          GROWTH--         VALUE--          INDEX--          GROWTH--         RETURN--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
    --------------------------------------------------------------------------------------------------------------------
     $        --      $        --      $        --      $        --      $        --      $        --      $        --
         (80,201)         (38,481)         (59,240)         (86,109)        (804,072)         (32,570)        (562,528)
          (6,683)          (3,207)          (4,937)          (7,176)         (67,006)          (2,714)         (46,877)
     -----------      -----------      -----------      -----------      -----------      -----------      -----------
         (86,884)         (41,688)         (64,177)         (93,285)        (871,078)         (35,284)        (609,405)
     -----------      -----------      -----------      -----------      -----------      -----------      -----------
         892,192          371,625        1,126,524        1,303,500       13,184,337          899,099       13,124,221
        (665,512)        (241,883)        (776,843)      (1,080,864)     (11,356,242)        (651,380)     (11,717,780)
     -----------      -----------      -----------      -----------      -----------      -----------      -----------
         226,680          129,742          349,681          222,636        1,828,095          247,719        1,406,441
              --               --               --               --               --               --               --
        (289,809)         293,383          236,422          (57,657)      (3,388,854)        (242,990)         (46,235)
     -----------      -----------      -----------      -----------      -----------      -----------      -----------
         (63,129)         423,125          586,103          164,979       (1,560,759)           4,729        1,360,206
     -----------      -----------      -----------      -----------      -----------      -----------      -----------
     $  (150,013)     $   381,437      $   521,926      $    71,694      $(2,431,837)     $   (30,555)     $   750,801
     ===========      ===========      ===========      ===========      ===========      ===========      ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2005
(Unaudited)

                                                                                    ALGER
                                                                                   AMERICAN
                                                               MAINSTAY VP          SMALL            CALVERT
                                                                 VALUE--       CAPITALIZATION--       SOCIAL
                                                              INITIAL CLASS     CLASS O SHARES       BALANCED
                                                              --------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $        --       $        --       $        --
  Mortality and expense risk charges........................      (290,532)          (55,693)          (16,638)
  Administrative charges....................................       (24,211)           (4,641)           (1,387)
                                                               -----------       -----------       -----------
      Net investment income (loss)..........................      (314,743)          (60,334)          (18,025)
                                                               -----------       -----------       -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................     4,738,985           958,323           647,020
  Cost of investments sold..................................    (5,105,598)       (1,290,133)         (767,410)
                                                               -----------       -----------       -----------
      Net realized gain (loss) on investments...............      (366,613)         (331,810)         (120,390)
  Realized gain distribution received.......................            --                --                --
  Change in unrealized appreciation (depreciation) on
    investments.............................................     1,044,248           632,644           154,669
                                                               -----------       -----------       -----------
      Net gain (loss) on investments........................       677,635           300,834            34,279
                                                               -----------       -----------       -----------
        Net increase (decrease) in net assets resulting from
          operations........................................   $   362,892       $   240,500       $    16,254
                                                               ===========       ===========       ===========


                                                                  MFS(R)           MFS(R)           MFS(R)
                                                                INVESTORS         RESEARCH        UTILITIES
                                                              TRUST SERIES--      SERIES--         SERIES--
                                                              INITIAL CLASS    INITIAL CLASS    SERVICE CLASS
                                                              ------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $     7,430      $     9,088      $    21,528
  Mortality and expense risk charges........................        (8,112)         (11,614)         (21,926)
  Administrative charges....................................          (676)            (968)          (1,827)
                                                               -----------      -----------      -----------
      Net investment income (loss)..........................        (1,358)          (3,494)          (2,225)
                                                               -----------      -----------      -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................       182,929          255,477          712,555
  Cost of investments sold..................................      (221,132)        (398,825)        (591,575)
                                                               -----------      -----------      -----------
      Net realized gain (loss) on investments...............       (38,203)        (143,348)         120,980
  Realized gain distribution received.......................            --               --               --
  Change in unrealized appreciation (depreciation) on
    investments.............................................        21,906          155,229          223,756
                                                               -----------      -----------      -----------
      Net gain (loss) on investments........................       (16,297)          11,881          344,736
                                                               -----------      -----------      -----------
        Net increase (decrease) in net assets resulting from
          operations........................................   $   (17,655)     $     8,387      $   342,511
                                                               ===========      ===========      ===========

(a) For the period May 4, 2005 (Commencement of Operations) through June 30,
    2005.
(b) For the period June 3, 2005 (Commencement of Operations) through June 30, 2005.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES

       COLONIAL                                                                                             JANUS ASPEN
      SMALL CAP                                          FIDELITY(R)      FIDELITY(R)      JANUS ASPEN         SERIES
     VALUE FUND,       DREYFUS IP       FIDELITY(R)          VIP              VIP             SERIES         WORLDWIDE
       VARIABLE        TECHNOLOGY           VIP            EQUITY-         MID CAP--        BALANCED--        GROWTH--
       SERIES--         GROWTH--      CONTRAFUND(R)--      INCOME--         SERVICE       INSTITUTIONAL    INSTITUTIONAL
       CLASS B       INITIAL SHARES    INITIAL CLASS    INITIAL CLASS       CLASS 2           SHARES           SHARES
    ---------------------------------------------------------------------------------------------------------------------
    -$-..........     $        --       $   156,737      $   434,377      $        --      $   570,691      $   288,529
          (1,894).         (8,266)         (308,083)        (156,464)         (33,906)        (271,982)        (219,445)
            (158).           (689)          (25,674)         (13,039)          (2,826)         (22,665)         (18,287)
     -----------      -----------       -----------      -----------      -----------      -----------      -----------
          (2,052).         (8,955)         (177,020)         264,874          (36,732)         276,044           50,797
     -----------      -----------       -----------      -----------      -----------      -----------      -----------
    25,345......          440,381         3,088,842        2,198,646          356,459        5,759,039        5,853,255
         (25,366).       (464,302)       (2,529,871)      (2,373,206)        (288,620)      (6,019,713)      (8,261,616)
     -----------      -----------       -----------      -----------      -----------      -----------      -----------
             (21).        (23,921)          558,971         (174,560)          67,839         (260,674)      (2,408,361)
    --..........               --             9,796          954,558           86,773               --               --
    14,811......          (82,442)        1,094,371       (1,565,182)          26,223          208,322          978,230
     -----------      -----------       -----------      -----------      -----------      -----------      -----------
    14,790......         (106,363)        1,663,138         (785,184)         180,835          (52,352)      (1,430,131)
     -----------      -----------       -----------      -----------      -----------      -----------      -----------
    1$2,738......     $  (115,318)      $ 1,486,118      $  (520,310)     $   144,103      $   223,692      $(1,379,334)
     ===========      ===========       ===========      ===========      ===========      ===========      ===========

                                                                                           VAN KAMPEN        VICTORY
      NEUBERGER                                                                               UIF              VIF
        BERMAN                                         T. ROWE PRICE       VAN ECK          EMERGING       DIVERSIFIED
     AMT MID-CAP         ROYCE            ROYCE            EQUITY         WORLDWIDE         MARKETS          STOCK--
       GROWTH--        MICRO-CAP        SMALL-CAP          INCOME            HARD           EQUITY--         CLASS A
       CLASS S        PORTFOLIO(a)     PORTFOLIO(b)      PORTFOLIO          ASSETS          CLASS I           SHARES
    --------------------------------------------------------------------------------------------------------------------
    -$-..........     $        --      $        --      $   112,219      $     9,720      $        --      $       418
          (1,649).            (27)             (37)         (96,845)         (19,252)         (37,067)          (2,931)
            (137).             (2)              (3)          (8,070)          (1,604)          (3,089)            (244)
     -----------      -----------      -----------      -----------      -----------      -----------      -----------
          (1,786).            (29)             (40)           7,304          (11,136)         (40,156)          (2,757)
     -----------      -----------      -----------      -----------      -----------      -----------      -----------
    16,581......                2               --        1,069,671          282,261          427,556           29,319
         (14,975).             (2)              --         (968,981)        (159,936)        (485,985)         (27,851)
     -----------      -----------      -----------      -----------      -----------      -----------      -----------
    1,606.......               --               --          100,690          122,325          (58,429)           1,468
    --..........               --               --          118,310               --               --               --
    8,800.......            1,055              960         (400,446)         374,203          395,877            7,483
     -----------      -----------      -----------      -----------      -----------      -----------      -----------
    10,406......            1,055              960         (181,446)         496,528          337,448            8,951
     -----------      -----------      -----------      -----------      -----------      -----------      -----------
    8$,620.......     $     1,026      $       920      $  (174,142)     $   485,392      $   297,292      $     6,194
     ===========      ===========      ===========      ===========      ===========      ===========      ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended June 30, 2005
and the year ended December 31, 2004
(Unaudited)


                                                      MAINSTAY VP            MAINSTAY VP
                                                      BALANCED--            BASIC VALUE--
                                                     SERVICE CLASS          INITIAL CLASS
                                                     -------------   ---------------------------
                                                        2005(a)          2005           2004
                                                     -------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...................  $     (1,406)   $    (20,145)  $     (8,020)
    Net realized gain (loss) on investments........           260           8,905        (25,614)
    Realized gain distribution received............            --              --             --
    Change in unrealized appreciation
      (depreciation) on investments................        15,030         (35,719)       343,501
                                                     ------------    ------------   ------------
      Net increase (decrease) in net assets
        resulting from operations..................        13,884         (46,959)       309,867
                                                     ------------    ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners............        76,175          33,937         67,509
    Policyowners' surrenders.......................       (10,134)       (284,579)      (157,344)
    Policyowners' annuity and death benefits.......            --        (106,248)       (13,895)
    Net transfers from (to) Fixed Account..........        26,655         (20,428)       (17,063)
    Transfers between Investment Divisions.........     1,392,353        (268,117)       631,024
                                                     ------------    ------------   ------------
      Net contributions and (withdrawals)..........     1,485,049        (645,435)       510,231
                                                     ------------    ------------   ------------
    Increase (decrease) attributable to New York
      Life Insurance and Annuity Corporation
      charges retained by the Separate Account.....            (8)            545           (449)
                                                     ------------    ------------   ------------
        Increase (decrease) in net assets..........     1,498,925        (691,849)       819,649
NET ASSETS:
    Beginning of period............................            --       3,468,092      2,648,443
                                                     ------------    ------------   ------------
    End of period..................................  $  1,498,925    $  2,776,243   $  3,468,092
                                                     ============    ============   ============

                                                                                           MAINSTAY VP
                                                             MAINSTAY VP                   DEVELOPING
                                                            CONVERTIBLE--                   GROWTH--
                                                            INITIAL CLASS                 INITIAL CLASS
                                                     ---------------------------   ---------------------------
                                                         2005           2004           2005           2004
                                                     ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...................  $   (123,290)  $     99,117   $    (12,428)  $    (28,329)
    Net realized gain (loss) on investments........      (300,795)    (1,153,735)        13,950       (134,273)
    Realized gain distribution received............            --             --             --             --
    Change in unrealized appreciation
      (depreciation) on investments................       239,924      1,871,934        (29,063)       247,212
                                                     ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets
        resulting from operations..................      (184,161)       817,316        (27,541)        84,610
                                                     ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners............       114,665        519,713         19,210         35,016
    Policyowners' surrenders.......................    (1,267,721)    (3,326,089)       (71,010)      (269,748)
    Policyowners' annuity and death benefits.......      (182,073)      (210,769)            --        (33,842)
    Net transfers from (to) Fixed Account..........       (96,963)      (892,354)       (18,735)       (28,236)
    Transfers between Investment Divisions.........    (1,092,381)     2,325,766        (84,033)        35,148
                                                     ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)..........    (2,524,473)    (1,583,733)      (154,568)      (261,662)
                                                     ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York
      Life Insurance and Annuity Corporation
      charges retained by the Separate Account.....         1,270         (3,247)           445           (241)
                                                     ------------   ------------   ------------   ------------
        Increase (decrease) in net assets..........    (2,707,364)      (769,664)      (181,664)      (177,293)
NET ASSETS:
    Beginning of period............................    21,042,479     21,812,143      2,097,281      2,274,574
                                                     ------------   ------------   ------------   ------------
    End of period..................................  $ 18,335,115   $ 21,042,479   $  1,915,617   $  2,097,281
                                                     ============   ============   ============   ============

(a) For the period May 2, 2005 (Commencement of Operations) through June 30,
    2005.
(b) For the period May 4, 2005 (Commencement of Operations) through June 30,
    2005.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES


            MAINSTAY VP                   MAINSTAY VP                                                 MAINSTAY VP
              BOND--                CAPITAL APPRECIATION--              MAINSTAY VP                 COMMON STOCK--
           INITIAL CLASS                 INITIAL CLASS                CASH MANAGEMENT                INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2005           2004           2005           2004           2005           2004           2005           2004
    ---------------------------------------------------------------------------------------------------------------------
    $   (204,755)  $    697,425   $   (815,271)  $ (1,577,525)  $     76,733   $   (111,127)  $   (447,964)  $     28,172
          91,461        704,033      1,929,173      4,950,203           (265)          (850)      (770,993)      (416,469)
              --        350,704             --             --             --             --             --             --
         583,643       (808,848)    (2,412,683)       (37,861)           229            242      1,231,639      6,914,026
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         470,349        943,314     (1,298,781)     3,334,817         76,697       (111,735)        12,682      6,525,729
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         165,351        652,341        706,121      2,547,325        583,018        766,100        521,838      1,152,164
      (1,781,035)    (3,761,290)    (8,369,822)   (16,529,666)    (1,867,134)    (5,621,898)    (3,399,848)    (7,100,126)
        (212,929)      (536,317)    (1,211,869)    (1,960,464)      (424,392)      (273,593)      (904,922)      (971,057)
        (294,606)    (1,317,517)      (521,806)    (1,418,430)      (511,486)    (3,782,717)      (326,155)      (493,361)
          47,020     (4,363,575)    (8,207,101)    (8,972,446)     1,581,005        (47,479)    (2,057,837)    (2,098,371)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      (2,076,199)    (9,326,358)   (17,604,477)   (26,333,681)      (638,989)    (8,959,587)    (6,166,924)    (9,510,751)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          (2,160)        (4,155)        28,000         (2,148)          (469)          (481)        12,377        (11,676)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      (1,608,010)    (8,387,199)   (18,875,258)   (23,001,012)      (562,761)    (9,071,803)    (6,141,865)    (2,996,698)
      32,654,777     41,041,976    139,442,970    162,443,982     18,815,745    27,887 ,548     73,642,306     76,639,004
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 31,046,767   $ 32,654,777   $120,567,712   $139,442,970   $ 18,252,984   $ 18,815,745   $ 67,500,441   $ 73,642,306
    ============   ============   ============   ============   ============   ============   ============   ============

                                                                                          MAINSTAY VP
      MAINSTAY VP             MAINSTAY VP                   MAINSTAY VP                   HIGH YIELD
    FLOATING RATE--          GOVERNMENT--                    GROWTH--                  CORPORATE BOND--
     SERVICE CLASS           INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
    ---------------   ---------------------------   ---------------------------   ---------------------------
        2005(b)           2005           2004           2005           2004           2005           2004
    ---------------------------------------------------------------------------------------------------------
     $      1,707     $   (210,427)  $    895,476   $    (35,302)  $    (80,278)  $   (975,894)  $  8,502,826
               (2)          28,131        466,786       (625,194)    (1,352,636)    (1,669,758)    (4,619,262)
               --               --             --             --             --             --             --
            1,856          751,037       (606,662)       325,159      1,058,745      1,556,455     12,189,447
     ------------     ------------   ------------   ------------   ------------   ------------   ------------
            3,561          568,741        755,600       (335,337)      (374,169)    (1,089,197)    16,073,011
     ------------     ------------   ------------   ------------   ------------   ------------   ------------
              250          183,044        557,980         34,874        136,995      1,488,695      4,492,263
             (189)      (2,412,327)    (4,662,561)      (255,609)      (763,549)    (8,926,443)   (13,959,243)
               --         (388,893)    (1,027,791)       (78,201)       (61,885)    (2,054,299)    (3,363,039)
            1,418         (243,621)    (1,700,383)       (35,644)      (108,665)      (659,574)    (3,342,376)
          694,324           51,379     (7,704,095)      (800,401)      (871,427)        75,890      6,856,204
     ------------     ------------   ------------   ------------   ------------   ------------   ------------
          695,803       (2,810,418)   (14,536,850)    (1,134,981)    (1,668,531)   (10,075,731)    (9,316,191)
     ------------     ------------   ------------   ------------   ------------   ------------   ------------
               (4)          (2,532)        (3,390)         1,938            839          5,191        (55,486)
     ------------     ------------   ------------   ------------   ------------   ------------   ------------
          699,360       (2,244,209)   (13,784,640)    (1,468,380)    (2,041,861)   (11,159,737)     6,701,334
               --       33,768,210     47,552,850      6,445,516      8,487,377    156,942,012    150,240,678
     ------------     ------------   ------------   ------------   ------------   ------------   ------------
     $    699,360     $ 31,524,001   $ 33,768,210   $  4,977,136   $  6,445,516   $145,782,275   $156,942,012
     ============     ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2005
and the year ended December 31, 2004
(Unaudited)


                                                                      MAINSTAY VP                     MAINSTAY VP
                                                                   INCOME & GROWTH--             INTERNATIONAL EQUITY--
                                                                     INITIAL CLASS                   INITIAL CLASS
                                                              ----------------------------    ----------------------------
                                                                  2005            2004            2005            2004
                                                              ------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...........................   $    (35,142)   $     21,881    $    (86,884)   $    (29,341)
    Net realized gain (loss) on investments................       (106,787)       (111,595)        226,680         142,444
    Realized gain distribution received....................             --              --              --              --
    Change in unrealized appreciation (depreciation) on
      investments..........................................        127,326         623,807        (289,809)      1,606,716
                                                              ------------    ------------    ------------    ------------
      Net increase (decrease) in net assets resulting from
        operations.........................................        (14,603)        534,093        (150,013)      1,719,819
                                                              ------------    ------------    ------------    ------------
  Contributions and (Withdrawals):
    Payments received from policyowners....................        112,363         160,806         194,294         388,600
    Policyowners' surrenders...............................       (936,289)       (448,097)       (950,458)     (1,107,072)
    Policyowners' annuity and death benefits...............         (8,171)        (28,338)       (135,491)        (88,243)
    Net transfers from (to) Fixed Account..................        (19,035)        (44,191)        (30,360)        (79,692)
    Transfers between Investment Divisions.................        863,945         339,077       1,904,608       2,758,138
                                                              ------------    ------------    ------------    ------------
      Net contributions and (withdrawals)..................         12,813         (20,743)        982,593       1,871,731
                                                              ------------    ------------    ------------    ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained by
      the Separate Account.................................            868          (1,034)          1,606          (4,400)
                                                              ------------    ------------    ------------    ------------
        Increase (decrease) in net assets..................           (922)        512,316         834,186       3,587,150
NET ASSETS:
    Beginning of period....................................      5,309,336       4,797,020      12,832,278       9,245,128
                                                              ------------    ------------    ------------    ------------
    End of period..........................................   $  5,308,414    $  5,309,336    $ 13,666,464    $ 12,832,278
                                                              ============    ============    ============    ============


                                                                      MAINSTAY VP                     MAINSTAY VP
                                                                       SMALL CAP                     TOTAL RETURN--
                                                                 GROWTH--INITIAL CLASS               INITIAL CLASS
                                                              ----------------------------    ----------------------------
                                                                  2005            2004            2005            2004
                                                              ------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...........................   $    (35,284)   $    (71,734)   $   (609,405)   $    335,423
    Net realized gain (loss) on investments................        247,719         290,404       1,406,441       2,422,443
    Realized gain distribution received....................             --              --              --              --
    Change in unrealized appreciation (depreciation) on
      investments..........................................       (242,990)        190,140         (46,235)      2,124,646
                                                              ------------    ------------    ------------    ------------
      Net increase (decrease) in net assets resulting from
        operations.........................................        (30,555)        408,810         750,801       4,882,512
                                                              ------------    ------------    ------------    ------------
  Contributions and (Withdrawals):
    Payments received from policyowners....................         39,470         178,135         512,884       1,294,442
    Policyowners' surrenders...............................       (266,042)       (545,231)     (7,474,331)    (12,085,664)
    Policyowners' annuity and death benefits...............         (1,405)        (21,257)     (1,014,666)     (1,710,301)
    Net transfers from (to) Fixed Account..................        (75,904)        (93,302)       (588,992)       (953,878)
    Transfers between Investment Divisions.................       (102,448)        649,741      (3,813,202)     (3,184,283)
                                                              ------------    ------------    ------------    ------------
      Net contributions and (withdrawals)..................       (406,329)        168,086     (12,378,307)    (16,639,684)
                                                              ------------    ------------    ------------    ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained by
      the Separate Account.................................          1,244            (971)          8,119         (12,138)
                                                              ------------    ------------    ------------    ------------
        Increase (decrease) in net assets..................       (435,640)        575,925     (11,619,387)    (11,769,310)
NET ASSETS:
    Beginning of period....................................      5,773,368       5,197,443     102,017,088     113,786,398
                                                              ------------    ------------    ------------    ------------
    End of period..........................................   $  5,337,728    $  5,773,368    $ 90,397,701    $102,017,088
                                                              ============    ============    ============    ============

(a) For the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES


            MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP
              MID CAP                       MID CAP                       MID CAP                       S&P 500
              CORE--                       GROWTH--                       VALUE--                       INDEX--
           INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2005           2004           2005           2004           2005           2004           2005           2004
    ---------------------------------------------------------------------------------------------------------------------
    $    (41,688)  $    (29,770)  $    (64,177)  $   (100,403)  $    (93,285)  $    (25,352)  $   (871,078)  $    285,205
         129,742        108,902        349,681        509,986        222,636         41,843      1,828,095      4,007,588
              --        119,131             --             --             --        109,101             --             --
         293,383        688,983        236,422      1,148,115        (57,657)     1,437,258     (3,388,854)     7,858,504
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         381,437        887,246        521,926      1,557,698         71,694      1,562,850     (2,431,837)    12,151,297
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         105,051        250,781        150,716        497,334        254,064        541,883      1,137,351      2,887,188
        (354,401)      (352,901)      (666,445)    (1,056,960)    (1,504,994)    (1,185,635)    (8,055,604)   (14,545,350)
          (8,411)       (19,976)       (10,717)       (21,616)       (12,368)       (63,196)    (1,507,708)    (1,805,745)
         (29,579)       (68,420)       (30,247)      (251,859)      (114,404)      (107,153)    (1,257,288)    (1,655,912)
       1,399,069      2,208,601      1,168,337      2,818,646      3,521,340      4,526,551     (2,265,479)        75,704
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       1,111,729      2,018,085        611,644      1,985,545      2,143,638      3,712,450    (11,948,728)   (15,044,115)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
             153         (1,975)           940         (2,712)         1,329         (3,899)        26,717        (20,015)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       1,493,319      2,903,356      1,134,510      3,540,531      2,216,661      5,271,401    (14,353,848)    (2,912,833)
       5,762,781      2,859,425      9,432,535      5,892,004     12,782,110      7,510,709    143,382,679    146,295,512
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $  7,256,100   $  5,762,781   $ 10,567,045   $  9,432,535   $ 14,998,771   $ 12,782,110   $129,028,831   $143,382,679
    ============   ============   ============   ============   ============   ============   ============   ============


                                                                                                  COLONIAL SMALL CAP
            MAINSTAY VP                 ALGER AMERICAN                    CALVERT                     VALUE FUND,
              VALUE--               SMALL CAPITALIZATION--                SOCIAL                   VARIABLE SERIES--
           INITIAL CLASS                CLASS O SHARES                   BALANCED                       CLASS B
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2005           2004           2005           2004           2005           2004           2005         2004(a)
    ---------------------------------------------------------------------------------------------------------------------
    $   (314,743)  $    (99,751)  $    (60,334)  $   (126,800)  $    (18,025)  $      9,201   $     (2,052)  $        278
        (366,613)      (318,327)      (331,810)    (1,017,735)      (120,390)      (150,743)           (21)            21
              --             --             --             --             --             --             --          2,612
       1,044,248      5,157,705        632,644      2,477,407        154,669        356,480         14,811            698
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         362,892      4,739,627        240,500      1,332,872         16,254        214,938         12,738          3,609
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         378,011      1,250,915         68,470        212,120          7,514         43,043         76,403          3,652
      (2,778,828)    (5,526,522)      (548,752)      (998,592)      (221,089)      (319,527)        (9,443)           (45)
        (420,330)      (767,248)       (27,262)       (53,554)        (9,165)       (16,365)            --             --
        (165,697)      (431,832)       (50,009)      (138,924)       (32,583)       (13,455)         6,927            620
      (1,233,160)      (197,901)       (30,822)      (247,892)      (233,765)       (91,192)       378,948        131,907
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      (4,220,004)    (5,672,588)      (588,375)    (1,226,842)      (489,088)      (397,496)       452,835        136,114
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
           5,140         (8,801)           982         (3,966)           241           (482)           (15)            (2)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      (3,851,972)      (941,762)      (346,893)       102,064       (472,593)      (183,040)       465,558        139,721
      51,219,959     52,161,721      9,890,138      9,788,074      3,203,718      3,386,758        139,721             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 47,367,987   $ 51,219,959   $  9,543,245   $  9,890,138   $  2,731,125   $  3,203,718   $    605,279   $    139,721
    ============   ============   ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2005
and the year ended December 31, 2004
(Unaudited)

                                                                       Dreyfus IP                     Fidelity(R)
                                                                       TECHNOLOGY                         VIP
                                                                        GROWTH--                    CONTRAFUND(R)--
                                                                     INITIAL SHARES                  INITIAL CLASS
                                                              ----------------------------    ----------------------------
                                                                  2005            2004            2005            2004
                                                              ------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...........................   $     (8,955)   $    (23,549)   $   (177,020)   $   (471,497)
    Net realized gain (loss) on investments................        (23,921)         59,210         558,971         559,165
    Realized gain distribution received....................             --              --           9,796              --
    Change in unrealized appreciation (depreciation) on
      investments..........................................        (82,442)        (82,317)      1,094,371       6,417,178
                                                              ------------    ------------    ------------    ------------
      Net increase (decrease) in net assets resulting from
        operations.........................................       (115,318)        (46,656)      1,486,118       6,504,846
                                                              ------------    ------------    ------------    ------------
  Contributions and (Withdrawals):
    Payments received from policyowners....................         21,332          78,419         388,315       1,163,337
    Policyowners' surrenders...............................        (95,673)       (218,754)     (2,845,947)     (4,568,737)
    Policyowners' annuity and death benefits...............             --          (7,377)       (591,508)       (297,798)
    Net transfers from (to) Fixed Account..................         (8,020)        (26,170)       (173,664)       (229,359)
    Transfers between Investment Divisions.................       (237,387)         (9,774)      1,488,944       2,290,695
                                                              ------------    ------------    ------------    ------------
      Net contributions and (withdrawals)..................       (319,748)       (183,656)     (1,733,860)     (1,641,862)
                                                              ------------    ------------    ------------    ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained by
      the Separate Account.................................            617               3           3,991         (15,516)
                                                              ------------    ------------    ------------    ------------
        Increase (decrease) in net assets..................       (434,449)       (230,309)       (243,751)      4,847,468
NET ASSETS:
    Beginning of period....................................      1,707,249       1,937,558      52,629,842      47,782,374
                                                              ------------    ------------    ------------    ------------
    End of period..........................................   $  1,272,800    $  1,707,249    $ 52,386,091    $ 52,629,842
                                                              ============    ============    ============    ============

                                                                    MFS(R) INVESTORS                     MFS(R)
                                                                     TRUST SERIES--                RESEARCH SERIES--
                                                                     INITIAL CLASS                   INITIAL CLASS
                                                              ----------------------------    ----------------------------
                                                                  2005            2004            2005            2004
                                                              ------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...........................   $     (1,358)   $     (9,431)   $     (3,494)   $     (4,196)
    Net realized gain (loss) on investments................        (38,203)        (81,276)       (143,348)       (289,153)
    Realized gain distribution received....................             --              --              --              --
    Change in unrealized appreciation (depreciation) on
      investments..........................................         21,906         224,043         155,229         550,629
                                                              ------------    ------------    ------------    ------------
      Net increase (decrease) in net assets resulting from
        operations.........................................        (17,655)        133,336           8,387         257,280
                                                              ------------    ------------    ------------    ------------
  Contributions and (Withdrawals):
    Payments received from policyowners....................          9,571          25,691           7,672          43,572
    Policyowners' surrenders...............................        (81,730)        (59,672)       (119,108)       (169,016)
    Policyowners' annuity and death benefits...............         (6,650)        (73,531)             --          (1,249)
    Net transfers from (to) Fixed Account..................        (37,916)        (43,281)        (16,871)         (3,153)
    Transfers between Investment Divisions.................         13,818         (20,624)         96,567          (7,830)
                                                              ------------    ------------    ------------    ------------
      Net contributions and (withdrawals)..................       (102,907)       (171,417)        (31,740)       (137,676)
                                                              ------------    ------------    ------------    ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained by
      the Separate Account.................................            222            (296)            279            (660)
                                                              ------------    ------------    ------------    ------------
        Increase (decrease) in net assets..................       (120,340)        (38,377)        (23,074)        118,944
NET ASSETS:
    Beginning of period....................................      1,441,108       1,479,485       2,000,666       1,881,722
                                                              ------------    ------------    ------------    ------------
    End of period..........................................   $  1,320,768    $  1,441,108    $  1,977,592    $  2,000,666
                                                              ============    ============    ============    ============

(a) For the period May 1, 2004 (Commencement of Operations) through December 31, 2004.
(b) For the period May 4, 2005 (Commencement of Operations) through June 30,
    2005.
(c) For the period June 3, 2005 (Commencement of Operations) through June 30, 2005.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES

            FIDELITY(R)                   FIDELITY(R)                                                 JANUS ASPEN
                VIP                           VIP                       JANUS ASPEN                SERIES WORLDWIDE
          EQUITY INCOME--                  MID CAP--                 SERIES BALANCED--                 GROWTH--
           INITIAL CLASS                SERVICE CLASS 2            INSTITUTIONAL SHARES          INSTITUTIONAL SHARES
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2005           2004           2005           2004           2005           2004           2005           2004
    ---------------------------------------------------------------------------------------------------------------------
    $    264,874   $     63,970   $    (36,732)  $    (23,782)  $    276,044   $    445,551   $     50,797   $   (141,640)
        (174,560)      (230,595)        67,839         26,599       (260,674)      (547,047)    (2,408,361)    (1,188,066)
         954,558         94,943         86,773             --             --             --             --             --
      (1,565,182)     2,565,963         26,223        537,071        208,322      3,487,727        978,230      2,512,823
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
        (520,310)     2,494,281        144,103        539,888        223,692      3,386,231     (1,379,334)     1,183,117
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         301,503        494,454        201,600        155,979        345,791        840,148        199,873        799,615
      (1,925,893)    (2,245,661)      (461,981)      (164,957)    (2,600,106)    (4,516,057)    (2,090,277)    (4,536,646)
        (191,961)      (380,963)       (17,729)            --       (423,798)      (517,151)      (220,353)      (320,067)
         (62,869)      (210,772)        45,167         34,325       (101,646)      (304,696)      (203,460)      (342,297)
         946,764      1,571,419      2,402,740      3,273,211     (2,498,016)    (3,919,788)    (3,227,933)    (4,600,935)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
        (932,456)      (771,523)     2,169,797      3,298,558     (5,277,775)    (8,417,544)    (5,542,150)    (9,000,330)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
           5,105         (4,106)           138           (966)         3,829         (8,815)         7,271         (9,765)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      (1,447,661)     1,718,652      2,314,038      3,837,480     (5,050,254)    (5,040,128)    (6,914,213)    (7,826,978)
      27,139,839     25,421,187      4,268,824        431,344     49,153,655     54,193,783     40,513,296     48,340,274
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 25,692,178   $ 27,139,839   $  6,582,862   $  4,268,824   $ 44,103,401   $ 49,153,655   $ 33,599,083   $ 40,513,296
    ============   ============   ============   ============   ============   ============   ============   ============

              MFS(R)                   NEUBERGER BERMAN            ROYCE          ROYCE
        UTILITIES SERIES--                AMT MID-CAP            MICRO-CAP      SMALL-CAP
           SERVICE CLASS                GROWTH--CLASS S          PORTFOLIO      PORTFOLIO
    ---------------------------   ---------------------------   ------------   ------------
        2005         2004(a)          2005         2004(a)        2005(b)        2005(c)
-------------------------------------------------------------------------------------------
    $     (2,225)  $     (4,517)  $     (1,786)  $       (712)  $        (29)  $        (40)
         120,980          1,165          1,606         (2,284)            --             --
              --             --             --             --             --             --
         223,756        173,388          8,800         19,546          1,055            960
    ------------   ------------   ------------   ------------   ------------   ------------
         342,511        170,036          8,620         16,550          1,026            920
    ------------   ------------   ------------   ------------   ------------   ------------
         337,175        206,582          9,305          7,897             --          4,007
        (809,509)       (48,884)          (707)        (2,080)            --             --
          (9,065)            --         (2,246)            --             --             --
          63,781         14,508            374             56             --             --
       3,866,487      1,451,910        143,890        187,514         24,312         50,682
    ------------   ------------   ------------   ------------   ------------   ------------
       3,448,869      1,624,116        150,616        193,387         24,312         54,689
    ------------   ------------   ------------   ------------   ------------   ------------
            (621)          (257)             5            (33)            (1)            --
    ------------   ------------   ------------   ------------   ------------   ------------
       3,790,759      1,793,895        159,241        209,904         25,337         55,609
       1,793,895             --        209,904             --             --             --
    ------------   ------------   ------------   ------------   ------------   ------------
    $  5,584,654   $  1,793,895   $    369,145   $    209,904   $     25,337   $     55,609
    ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2005
and the year ended December 31, 2004
(Unaudited)

                                                                     T. ROWE PRICE                      VAN ECK
                                                                     EQUITY INCOME                     WORLDWIDE
                                                                       PORTFOLIO                      HARD ASSETS
                                                              ----------------------------    ----------------------------
                                                                  2005            2004            2005            2004
                                                              ------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...........................   $      7,304    $     42,985    $    (11,136)   $    (15,136)
    Net realized gain (loss) on investments................        100,690          87,723         122,325         102,105
    Realized gain distribution received....................        118,310         331,278              --              --
    Change in unrealized appreciation (depreciation) on
      investments..........................................       (400,446)      1,335,903         374,203         268,817
                                                              ------------    ------------    ------------    ------------
      Net increase (decrease) in net assets resulting from
        operations.........................................       (174,142)      1,797,889         485,392         355,786
                                                              ------------    ------------    ------------    ------------
  Contributions and (Withdrawals):
    Payments received from policyowners....................        199,794         349,851          74,063          45,262
    Policyowners' surrenders...............................     (1,040,317)     (1,551,818)       (189,927)        (89,937)
    Policyowners' annuity and death benefits...............       (108,660)       (136,592)         (4,919)             --
    Net transfers from (to) Fixed Account..................        104,640          39,196          50,844           1,744
    Transfers between Investment Divisions.................      1,576,680       3,074,896       1,421,503         794,799
                                                              ------------    ------------    ------------    ------------
      Net contributions and (withdrawals)..................        732,137       1,775,533       1,351,564         751,868
                                                              ------------    ------------    ------------    ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained by
      the Separate Account.................................          2,335          (3,395)         (1,002)         (1,009)
                                                              ------------    ------------    ------------    ------------
        Increase (decrease) in net assets..................        560,330       3,570,027       1,835,954       1,106,645
NET ASSETS:
    Beginning of period....................................     15,968,436      12,398,409       2,394,279       1,287,634
                                                              ------------    ------------    ------------    ------------
    End of period..........................................   $ 16,528,766    $ 15,968,436    $  4,230,233    $  2,394,279
                                                              ============    ============    ============    ============

                                                                       VAN KAMPEN                       VICTORY
                                                                          UIF                             VIF
                                                                    EMERGING MARKETS              DIVERSIFIED STOCK--
                                                                    EQUITY--CLASS I                  CLASS A SHARES
                                                              ----------------------------    ----------------------------
                                                                  2005            2004            2005          2004(c)
                                                              ------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...........................   $    (40,156)   $    (34,476)   $     (2,757)   $        388
    Net realized gain (loss) on investments................        (58,429)     (1,097,049)          1,468             155
    Realized gain distribution received....................             --              --              --              --
    Change in unrealized appreciation (depreciation) on
      investments..........................................        395,877       2,187,896           7,483           9,352
                                                              ------------    ------------    ------------    ------------
      Net increase (decrease) in net assets resulting from
        operations.........................................        297,292       1,056,371           6,194           9,895
                                                              ------------    ------------    ------------    ------------
  Contributions and (Withdrawals):
    Payments received from policyowners....................         79,072         105,086          21,041           5,057
    Policyowners' surrenders...............................       (304,458)     (1,039,633)             --             (36)
    Policyowners' annuity and death benefits...............        (71,313)        (76,350)         (1,177)             --
    Net transfers from (to) Fixed Account..................            849         (63,949)            211              47
    Transfers between Investment Divisions.................        582,326         118,409         459,152         218,252
                                                              ------------    ------------    ------------    ------------
      Net contributions and (withdrawals)..................        286,476        (956,437)        479,227         223,320
                                                              ------------    ------------    ------------    ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained by
      the Separate Account.................................            410          (3,687)             19             (15)
                                                              ------------    ------------    ------------    ------------
        Increase (decrease) in net assets..................        584,178          96,247         485,440         233,200
NET ASSETS:
    Beginning of period....................................      5,991,458       5,895,211         233,200              --
                                                              ------------    ------------    ------------    ------------
    End of period..........................................   $  6,575,636    $  5,991,458    $    718,640    $    233,200
                                                              ============    ============    ============    ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2005
(Unaudited)

                                                             MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                                             BALANCED--       BASIC VALUE--        BOND--
                                                            SERVICE CLASS     INITIAL CLASS     INITIAL CLASS
                                                           ---------------------------------------------------
ASSETS:
  Investment at net asset value..........................   $  1,852,872      $  4,307,189      $ 31,187,312

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges...................          1,550            12,961            96,000
    Administrative charges...............................            129             1,080             8,000
                                                            ------------      ------------      ------------
      Total net assets...................................   $  1,851,193      $  4,293,148      $ 31,083,312
                                                            ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners.............................   $  1,851,193      $  4,293,148      $ 31,083,312
                                                            ============      ============      ============
    Variable accumulation
      unit value.........................................   $      10.29      $      11.54      $      17.23
                                                            ============      ============      ============
Identified Cost of Investment............................   $  1,833,134      $  3,953,543      $ 30,943,483
                                                            ============      ============      ============

                                                                               MAINSTAY VP
                                                                               HIGH YIELD        MAINSTAY VP
                                                             MAINSTAY VP        CORPORATE         INCOME &
                                                              GROWTH--           BOND--           GROWTH--
                                                            INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                                           ---------------------------------------------------
ASSETS:
  Investment at net asset value..........................   $  7,217,732      $113,174,284      $  6,121,558

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges...................         21,557           340,526            17,997
    Administrative charges...............................          1,796            28,377             1,500
                                                            ------------      ------------      ------------
      Total net assets...................................   $  7,194,379      $112,805,381      $  6,102,061
                                                            ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners.............................   $  7,194,379      $112,805,381      $  6,102,061
                                                            ============      ============      ============
    Variable accumulation
      unit value.........................................   $      11.70      $      22.89      $      11.48
                                                            ============      ============      ============
Identified Cost of Investment............................   $  9,247,586      $107,974,923      $  5,814,600
                                                            ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES

      MAINSTAY VP                         MAINSTAY VP                         MAINSTAY VP       MAINSTAY VP
        CAPITAL         MAINSTAY VP         COMMON          MAINSTAY VP       DEVELOPING         FLOATING         MAINSTAY VP
    APPRECIATION--         CASH             STOCK--        CONVERTIBLE--       GROWTH--           RATE--         GOVERNMENT--
     INITIAL CLASS      MANAGEMENT       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     SERVICE CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------------
     $154,346,317      $ 21,328,028      $ 83,110,971      $ 16,832,097      $  2,557,798      $    554,434      $ 28,154,904

          454,992            66,042           246,489            50,598             7,618               669            87,505
           37,916             5,503            20,541             4,217               635                56             7,292
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $153,853,409      $ 21,256,483      $ 82,843,941      $ 16,777,282      $  2,549,545      $    553,709      $ 28,060,107
     ============      ============      ============      ============      ============      ============      ============
     $153,853,409      $ 21,256,483      $ 82,843,941      $ 16,777,282      $  2,549,545      $    553,709      $ 28,060,107
     ============      ============      ============      ============      ============      ============      ============
     $      21.23      $       1.33      $      25.75      $      17.50      $       9.53      $       9.94      $      17.51
     ============      ============      ============      ============      ============      ============      ============
     $190,166,312      $ 21,329,028      $ 96,154,206      $ 15,875,656      $  2,300,706      $    553,290      $ 28,432,683
     ============      ============      ============      ============      ============      ============      ============

      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
     INTERNATIONAL        MID CAP           MID CAP           MID CAP           S&P 500          SMALL CAP           TOTAL
       EQUITY--           CORE--           GROWTH--           VALUE--           INDEX--          GROWTH--          RETURN--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------------
     $ 14,521,831      $  7,671,750      $ 11,951,203      $ 16,751,624      $160,769,884      $  6,482,661      $102,996,636

           41,266            21,100            33,515            47,576           478,090            18,473           310,428
            3,439             1,758             2,793             3,965            39,841             1,539            25,869
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $ 14,477,126      $  7,648,892      $ 11,914,895      $ 16,700,083      $160,251,953      $  6,462,649      $102,660,339
     ============      ============      ============      ============      ============      ============      ============
     $ 14,477,126      $  7,648,892      $ 11,914,895      $ 16,700,083      $160,251,953      $  6,462,649      $102,660,339
     ============      ============      ============      ============      ============      ============      ============
     $      17.45      $      13.91      $      12.54      $      12.24      $      27.93      $      10.54      $      21.84
     ============      ============      ============      ============      ============      ============      ============
     $ 12,838,699      $  6,143,513      $  9,484,817      $ 14,381,212      $160,645,651      $  5,488,186      $109,655,203
     ============      ============      ============      ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of June 30, 2005
(Unaudited)

                                                                                      ALGER
                                                                                     AMERICAN
                                                                MAINSTAY VP           SMALL             CALVERT
                                                                  VALUE--        CAPITALIZATION--        SOCIAL
                                                               INITIAL CLASS      CLASS O SHARES        BALANCED
                                                              ------------------------------------------------------
ASSETS:
  Investment at net asset value.............................    $ 55,201,866       $ 12,311,413       $  5,238,855

LIABILITIES:
  Liability to New York Life Insurance and Annuity Corporation for:
    Mortality and expense risk charges......................         165,567             36,122             15,508
    Administrative charges..................................          13,797              3,010              1,292
                                                                ------------       ------------       ------------
      Total net assets......................................    $ 55,022,502       $ 12,272,281       $  5,222,055
                                                                ============       ============       ============
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners................................    $ 55,022,502       $ 12,272,281       $  5,222,055
                                                                ============       ============       ============
    Variable accumulation
      unit value............................................    $      20.72       $      10.27       $      18.79
                                                                ============       ============       ============
Identified Cost of Investment...............................    $ 51,365,516       $ 13,780,365       $  5,176,771
                                                                ============       ============       ============

                                                                                                         MFS(R)
                                                                   MFS(R)             MFS(R)           UTILITIES
                                                                 INVESTORS           RESEARCH           SERIES--
                                                               TRUST SERIES--        SERIES--           SERVICE
                                                               INITIAL CLASS      INITIAL CLASS          CLASS
                                                              ------------------------------------------------------
ASSETS:
  Investment at net asset value.............................    $  1,924,896       $  2,833,468       $  8,032,918

LIABILITIES:
  Liability to New York Life Insurance and Annuity Corporation for:
    Mortality and expense risk charges......................           5,636              8,288             19,628
    Administrative charges..................................             470                691              1,636
                                                                ------------       ------------       ------------
      Total net assets......................................    $  1,918,790       $  2,824,489       $  8,011,654
                                                                ============       ============       ============
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners................................    $  1,918,790       $  2,824,489       $  8,011,654
                                                                ============       ============       ============
    Variable accumulation
      unit value............................................    $       9.45       $      10.04       $      13.86
                                                                ============       ============       ============
Identified Cost of Investment...............................    $  1,968,423       $  2,956,662       $  7,358,919
                                                                ============       ============       ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES

    COLONIAL SMALL                                                                                                JANUS ASPEN
       CAP VALUE                                            FIDELITY(R)                         JANUS ASPEN         SERIES
         FUND,          DREYFUS IP        FIDELITY(R)           VIP           FIDELITY(R)         SERIES           WORLDWIDE
       VARIABLE         TECHNOLOGY            VIP             EQUITY-             VIP           BALANCED--         GROWTH--
       SERIES--          GROWTH--       CONTRAFUND(R)--      INCOME--          MID CAP--       INSTITUTIONAL     INSTITUTIONAL
        CLASS B       INITIAL SHARES     INITIAL CLASS     INITIAL CLASS    SERVICE CLASS 2       SHARES            SHARES
    ---------------------------------------------------------------------------------------------------------------------------
     $    749,307      $  2,002,837      $ 76,631,651      $ 30,964,867      $  9,185,271      $ 70,154,674      $ 46,265,829

            1,557             5,780           222,459            90,191            24,865           210,841           138,933
              130               482            18,538             7,516             2,072            17,570            11,578
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $    747,620      $  1,996,575      $ 76,390,654      $ 30,867,160      $  9,158,334      $ 69,926,263      $ 46,115,318
     ============      ============      ============      ============      ============      ============      ============
     $    747,620      $  1,996,575      $ 76,390,654      $ 30,867,160      $  9,158,334      $ 69,926,263      $ 46,115,318
     ============      ============      ============      ============      ============      ============      ============
     $      10.39      $       8.03      $      21.28      $      17.51      $      14.38      $      20.68      $      14.79
     ============      ============      ============      ============      ============      ============      ============
     $    726,132      $  2,099,594      $ 66,189,688      $ 30,377,043      $  8,424,123      $ 71,712,946      $ 74,146,557
     ============      ============      ============      ============      ============      ============      ============

                                                                                                VAN KAMPEN          VICTORY
       NEUBERGER                                                                                    UIF               VIF
        BERMAN                                             T. ROWE PRICE        VAN ECK          EMERGING         DIVERSIFIED
      AMT MID-CAP          ROYCE             ROYCE            EQUITY           WORLDWIDE          MARKETS           STOCK--
       GROWTH--          MICRO-CAP         SMALL-CAP          INCOME             HARD            EQUITY--           CLASS A
        CLASS S          PORTFOLIO         PORTFOLIO         PORTFOLIO          ASSETS            CLASS I           SHARES
    ---------------------------------------------------------------------------------------------------------------------------
     $    419,571      $     10,236      $     61,763      $ 21,742,398      $  6,376,593      $  8,848,836      $    810,937

            1,234                 7                45            62,242            16,978            26,172             1,967
              103                 1                 4             5,187             1,415             2,181               164
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $    418,234      $     10,228      $     61,714      $ 21,674,969      $  6,358,200      $  8,820,483      $    808,806
     ============      ============      ============      ============      ============      ============      ============
     $    418,234      $     10,228      $     61,714      $ 21,674,969      $  6,358,200      $  8,820,483      $    808,806
     ============      ============      ============      ============      ============      ============      ============
     $      11.38      $      10.53      $      10.86      $      13.93      $      17.68      $      13.42      $      11.05
     ============      ============      ============      ============      ============      ============      ============
     $    393,403      $     10,007      $     59,984      $ 19,652,308      $  4,945,756      $  7,301,100      $    788,907
     ============      ============      ============      ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS
For the six months ended June 30, 2005
(Unaudited)


                                                                MAINSTAY VP       MAINSTAY VP      MAINSTAY VP
                                                                 BALANCED--      BASIC VALUE--        BOND--
                                                              SERVICE CLASS(A)   INITIAL CLASS    INITIAL CLASS
                                                              --------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................     $        --      $        --      $        --
  Mortality and expense risk charges........................          (1,542)         (26,214)        (188,189)
  Administrative charges....................................            (128)          (2,184)         (15,682)
                                                                 -----------      -----------      -----------
      Net investment income (loss)..........................          (1,670)         (28,398)        (203,871)
                                                                 -----------      -----------      -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................              --          373,945        2,939,413
  Cost of investments sold..................................              --         (353,771)      (2,742,506)
                                                                 -----------      -----------      -----------
      Net realized gain (loss) on investments...............              --           20,174          196,907
  Realized gain distribution received.......................              --               --               --
  Change in unrealized appreciation (depreciation) on
    investments.............................................          19,738          (48,181)         482,772
                                                                 -----------      -----------      -----------
      Net gain (loss) on investments........................          19,738          (28,007)         679,679
                                                                 -----------      -----------      -----------
        Net increase (decrease) in net assets resulting
          from operations...................................     $    18,068      $   (56,405)     $   475,808
                                                                 ===========      ===========      ===========

                                                                                MAINSTAY VP
                                                                                 HIGH YIELD      MAINSTAY VP
                                                               MAINSTAY VP       CORPORATE         INCOME &
                                                                 GROWTH--          BOND--          GROWTH--
                                                              INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
                                                              ------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $        --      $        --      $        --
  Mortality and expense risk charges........................       (46,856)        (682,321)         (35,972)
  Administrative charges....................................        (3,905)         (56,860)          (2,998)
                                                               -----------      -----------      -----------
      Net investment income (loss)..........................       (50,761)        (739,181)         (38,970)
                                                               -----------      -----------      -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................     1,696,586        5,708,756          300,885
  Cost of investments sold..................................    (3,291,795)      (7,224,702)        (313,055)
                                                               -----------      -----------      -----------
      Net realized gain (loss) on investments...............    (1,595,209)      (1,515,946)         (12,170)
  Realized gain distribution received.......................            --               --               --
  Change in unrealized appreciation (depreciation) on
    investments.............................................     1,174,483        1,464,313           35,274
                                                               -----------      -----------      -----------
      Net gain (loss) on investments........................      (420,726)         (51,633)          23,104
                                                               -----------      -----------      -----------
        Net increase (decrease) in net assets resulting
          from operations...................................   $  (471,487)     $  (790,814)     $   (15,866)
                                                               ===========      ===========      ===========

(a) For the period May 3, 2005 (Commencement of Operations) through June 30,
    2005.
(b) For the period May 4, 2005 (Commencement of Operations) through June 30,
    2005.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES

     MAINSTAY VP                     MAINSTAY VP                       MAINSTAY VP
       CAPITAL      MAINSTAY VP         COMMON        MAINSTAY VP       DEVELOPING       MAINSTAY VP       MAINSTAY VP
    APPRECIATION--      CASH           STOCK--       CONVERTIBLE--       GROWTH--      FLOATING RATE--     GOVERNMENT--
    INITIAL CLASS    MANAGEMENT     INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    SERVICE CLASS(b)   INITIAL CLASS
    --------------------------------------------------------------------------------------------------------------------
     $        --    $   236,062      $        --      $        --      $        --       $     1,933       $        --
        (949,294)      (132,210)        (507,004)        (102,082)         (15,218)             (667)         (173,569)
         (79,108)       (11,018)         (42,250)          (8,507)          (1,268)              (56)          (14,464)
     -----------    -----------      -----------      -----------      -----------       -----------       -----------
      (1,028,402)        92,834         (549,254)        (110,589)         (16,486)            1,210          (188,033)
     -----------    -----------      -----------      -----------      -----------       -----------       -----------
      20,339,643      4,799,941        7,721,653        1,488,821          258,801            53,151         3,529,192
     (16,402,655)    (4,800,299)      (7,801,141)      (1,765,972)        (312,667)          (53,708)       (3,453,560)
     -----------    -----------      -----------      -----------      -----------       -----------       -----------
       3,936,988           (358)         (79,488)        (277,151)         (53,866)             (557)           75,632
              --             --               --               --               --                --                --
      (4,480,000)           315          656,610          241,197           36,407             1,144           619,158
     -----------    -----------      -----------      -----------      -----------       -----------       -----------
        (543,012)           (43)         577,122          (35,954)         (17,459)              587           694,790
     -----------    -----------      -----------      -----------      -----------       -----------       -----------
     $(1,571,414)   $    92,791      $    27,868      $  (146,543)     $   (33,945)      $     1,797       $   506,757
     ===========    ===========      ===========      ===========      ===========       ===========       ===========

     MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP       MAINSTAY VP
    INTERNATIONAL       MID CAP          MID CAP          MID CAP          S&P 500         SMALL CAP           TOTAL
       EQUITY--          CORE--          GROWTH--         VALUE--          INDEX--          GROWTH--         RETURN--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------
     $        --      $        --      $        --      $        --      $        --      $        --       $        --
         (78,592)         (38,812)         (63,015)         (91,679)        (984,116)         (37,588)         (631,941)
          (6,549)          (3,234)          (5,251)          (7,640)         (82,010)          (3,132)          (52,662)
     -----------      -----------      -----------      -----------      -----------      -----------       -----------
         (85,141)         (42,046)         (68,266)         (99,319)      (1,066,126)         (40,720)         (684,603)
     -----------      -----------      -----------      -----------      -----------      -----------       -----------
         197,021          320,102          485,163          673,178       12,079,974          692,819        11,675,433
        (159,189)        (229,386)        (294,391)        (577,771)      (9,484,611)        (509,087)       (9,766,290)
     -----------      -----------      -----------      -----------      -----------      -----------       -----------
          37,832           90,716          190,772           95,407        2,595,363          183,732         1,909,143
              --               --               --               --               --               --                --
        (102,683)         338,396          461,880           34,122       (4,413,786)        (135,485)         (338,051)
     -----------      -----------      -----------      -----------      -----------      -----------       -----------
         (64,851)         429,112          652,652          129,529       (1,818,423)          48,247         1,571,092
     -----------      -----------      -----------      -----------      -----------      -----------       -----------
     $  (149,992)     $   387,066      $   584,386      $    30,210      $(2,884,549)     $     7,527       $   886,489
     ===========      ===========      ===========      ===========      ===========      ===========       ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2005
(Unaudited)

                                                                                    ALGER
                                                                                   AMERICAN
                                                               MAINSTAY VP          SMALL            CALVERT
                                                                 VALUE--       CAPITALIZATION--       SOCIAL
                                                              INITIAL CLASS     CLASS O SHARES       BALANCED
                                                              --------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $        --       $        --       $        --
  Mortality and expense risk charges........................      (334,890)          (70,135)          (31,721)
  Administrative charges....................................       (27,907)           (5,845)           (2,643)
                                                               -----------       -----------       -----------
      Net investment income (loss)..........................      (362,797)          (75,980)          (34,364)
                                                               -----------       -----------       -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................     4,338,503           727,922           623,169
  Cost of investments sold..................................    (4,280,434)       (1,833,355)         (737,360)
                                                               -----------       -----------       -----------
      Net realized gain (loss) on investments...............        58,069        (1,105,433)         (114,191)
  Realized gain distribution received.......................            --                --                --
  Change in unrealized appreciation (depreciation) on
    investments.............................................       752,297         1,497,557           189,206
                                                               -----------       -----------       -----------
      Net gain (loss) on investments........................       810,366           392,124            75,015
                                                               -----------       -----------       -----------
        Net increase (decrease) in net assets resulting
          from operations...................................   $   447,569       $   316,144       $    40,651
                                                               ===========       ===========       ===========

                                                                  MFS(R)                            MFS(R)
                                                                INVESTORS          MFS(R)         UTILITIES
                                                                  TRUST           RESEARCH         SERIES--
                                                                 SERIES--         SERIES--         SERVICE
                                                              INITIAL CLASS    INITIAL CLASS        CLASS
                                                              ------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $    10,850      $    13,623      $    29,907
  Mortality and expense risk charges........................       (11,496)         (16,862)         (28,171)
  Administrative charges....................................          (958)          (1,405)          (2,348)
                                                               -----------      -----------      -----------
      Net investment income (loss)..........................        (1,604)          (4,644)            (612)
                                                               -----------      -----------      -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................       112,498          226,630           56,299
  Cost of investments sold..................................      (129,613)        (304,096)         (43,597)
                                                               -----------      -----------      -----------
      Net realized gain (loss) on investments...............       (17,115)         (77,466)          12,702
  Realized gain distribution received.......................            --               --               --
  Change in unrealized appreciation (depreciation) on
    investments.............................................        (2,568)          84,102          469,806
                                                               -----------      -----------      -----------
      Net gain (loss) on investments........................       (19,683)           6,636          482,508
                                                               -----------      -----------      -----------
        Net increase (decrease) in net assets resulting
          from operations...................................   $   (21,287)     $     1,992      $   481,896
                                                               ===========      ===========      ===========

(a) For the period May 23, 2005 (Commencement of Operations) through June 30, 2005.
(b) For the period May 13, 2005 (Commencement of Operations) through June 30, 2005.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES


                                                                                                                   JANUS ASPEN
     COLONIAL SMALL                                          FIDELITY(R)                         JANUS ASPEN         SERIES
    CAP VALUE FUND,      DREYFUS IP        FIDELITY(R)           VIP           FIDELITY(R)         SERIES           WORLDWIDE
        VARIABLE         TECHNOLOGY            VIP             EQUITY-             VIP           BALANCED--         GROWTH--
        SERIES--          GROWTH--       CONTRAFUND(R)--      INCOME--          MID CAP--       INSTITUTIONAL     INSTITUTIONAL
        CLASS B        INITIAL SHARES     INITIAL CLASS     INITIAL CLASS    SERVICE CLASS 2       SHARES            SHARES
    ----------------------------------------------------------------------------------------------------------------------------
      $        --        $        --       $   220,558       $   498,809       $        --       $   903,953       $   396,066
           (1,829)           (12,346)         (438,455)         (182,844)          (42,633)         (423,476)         (294,921)
             (152)            (1,029)          (36,538)          (15,237)           (3,553)          (35,290)          (24,577)
      -----------        -----------       -----------       -----------       -----------       -----------       -----------
           (1,981)           (13,375)         (254,435)          300,728           (46,186)          445,187            76,568
      -----------        -----------       -----------       -----------       -----------       -----------       -----------
           23,070            471,987         1,899,468         1,203,810            79,272         5,565,526         5,912,485
          (24,487)          (434,113)       (1,527,508)       (1,274,001)          (63,879)       (5,742,111)       (5,889,680)
      -----------        -----------       -----------       -----------       -----------       -----------       -----------
           (1,417)            37,874           371,960           (70,191)           15,393          (176,585)           22,805
               --                 --            13,785         1,096,149           102,196                --                --
           23,171           (191,833)        2,050,396        (1,920,167)          123,797           151,115        (1,932,847)
      -----------        -----------       -----------       -----------       -----------       -----------       -----------
           21,754           (153,959)        2,436,141          (894,209)          241,386           (25,470)       (1,910,042)
      -----------        -----------       -----------       -----------       -----------       -----------       -----------
      $    19,773        $  (167,334)      $ 2,181,706       $  (593,481)      $   195,200       $   419,717       $(1,833,474)
      ===========        ===========       ===========       ===========       ===========       ===========       ===========

       NEUBERGER                                                                                VAN KAMPEN          VICTORY
        BERMAN                                             T. ROWE PRICE        VAN ECK             UIF               VIF
      AMT MID-CAP          ROYCE             ROYCE            EQUITY           WORLDWIDE         EMERGING         DIVERSIFIED
       GROWTH--          MICRO-CAP         SMALL-CAP          INCOME             HARD             MARKETS           STOCK--
        CLASS S        PORTFOLIO(a)      PORTFOLIO(b)        PORTFOLIO          ASSETS        EQUITY--CLASS I   CLASS A SHARES
    ---------------------------------------------------------------------------------------------------------------------------
      $        --       $        --       $        --       $   143,073       $    13,189       $        --       $       457
           (2,179)               (7)              (45)         (121,350)          (27,520)          (51,168)           (3,072)
             (181)               (1)               (4)          (10,113)           (2,293)           (4,264)             (256)
      -----------       -----------       -----------       -----------       -----------       -----------       -----------
           (2,360)               (8)              (49)           11,610           (16,624)          (55,432)           (2,871)
      -----------       -----------       -----------       -----------       -----------       -----------       -----------
           55,217                --                --           656,232           145,947           610,486            17,573
          (49,621)               --                --          (588,962)          (71,855)         (787,178)          (16,811)
      -----------       -----------       -----------       -----------       -----------       -----------       -----------
            5,596                --                --            67,270            74,092          (176,692)              762
               --                --                --           146,587                --                --                --
            6,026               228             1,779          (423,879)          651,577           642,112             8,872
      -----------       -----------       -----------       -----------       -----------       -----------       -----------
           11,622               228             1,779          (210,022)          725,669           465,420             9,634
      -----------       -----------       -----------       -----------       -----------       -----------       -----------
      $     9,262       $       220       $     1,730       $  (198,412)      $   709,045       $   409,988       $     6,763
      ===========       ===========       ===========       ===========       ===========       ===========       ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended June 30, 2005
and the year ended December 31, 2004
(Unaudited)

                                                                 MAINSTAY VP                    MAINSTAY VP
                                                                  BALANCED--                   BASIC VALUE--
                                                                SERVICE CLASS                  INITIAL CLASS
                                                               ----------------       -------------------------------
                                                                   2005(a)                2005               2004
                                                               ------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)............................     $     (1,670)        $    (28,398)      $    (11,375)
    Net realized gain (loss) on investments.................               --               20,174              6,702
    Realized gain distribution received.....................               --                   --                 --
    Change in unrealized appreciation (depreciation) on
      investments...........................................           19,738              (48,181)           411,815
                                                                 ------------         ------------       ------------
      Net increase (decrease) in net assets resulting from
        operations..........................................           18,068              (56,405)           407,142
                                                                 ------------         ------------       ------------
  Contributions and (Withdrawals):
    Payments received from policyowners.....................            4,652              117,675            229,131
    Policyowners' surrenders................................           (1,317)            (245,823)          (192,257)
    Policyowners' annuity and death benefits................               --               (1,942)           (43,065)
    Net transfers from (to) Fixed Account...................           25,649              (18,882)            (2,456)
    Transfers between Investment Divisions..................        1,804,150               37,849            413,486
                                                                 ------------         ------------       ------------
      Net contributions and (withdrawals)...................        1,833,134             (111,123)           404,839
                                                                 ------------         ------------       ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained by
      the Separate Account..................................               (9)                 709               (601)
                                                                 ------------         ------------       ------------
        Increase (decrease) in net assets...................        1,851,193             (166,819)           811,380
NET ASSETS:
    Beginning of period.....................................               --            4,459,967          3,648,587
                                                                 ------------         ------------       ------------
    End of period...........................................     $  1,851,193         $  4,293,148       $  4,459,967
                                                                 ============         ============       ============


                                                                                                      MAINSTAY VP
                                                                      MAINSTAY VP                      DEVELOPING
                                                                     CONVERTIBLE--                      GROWTH--
                                                                     INITIAL CLASS                   INITIAL CLASS
                                                              ----------------------------    ----------------------------
                                                                  2005            2004            2005            2004
                                                              ------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...........................   $   (110,589)   $    102,816    $    (16,486)   $    (36,014)
    Net realized gain (loss) on investments................       (277,151)       (732,213)        (53,866)       (279,509)
    Realized gain distribution received....................             --              --              --              --
    Change in unrealized appreciation (depreciation) on
      investments..........................................        241,197       1,378,321          36,407         406,638
                                                              ------------    ------------    ------------    ------------
      Net increase (decrease) in net assets resulting from
        operations.........................................       (146,543)        748,924         (33,945)         91,115
                                                              ------------    ------------    ------------    ------------
  Contributions and (Withdrawals):
    Payments received from policyowners....................        422,437         874,521          84,924         135,837
    Policyowners' surrenders...............................       (775,035)     (1,794,954)        (75,821)       (304,502)
    Policyowners' annuity and death benefits...............        (35,763)        (69,705)         (2,676)           (625)
    Net transfers from (to) Fixed Account..................       (106,887)       (328,085)        (56,568)        (20,136)
    Transfers between Investment Divisions.................       (568,701)        898,165         (98,433)         54,162
                                                              ------------    ------------    ------------    ------------
      Net contributions and (withdrawals)..................     (1,063,949)       (420,058)       (148,574)       (135,264)
                                                              ------------    ------------    ------------    ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained by
      the Separate Account.................................          1,057          (2,720)            566            (316)
                                                              ------------    ------------    ------------    ------------
        Increase (decrease) in net assets..................     (1,209,435)        326,146        (181,953)        (44,465)
NET ASSETS:
    Beginning of period....................................     17,986,717      17,660,571       2,731,498       2,775,963
                                                              ------------    ------------    ------------    ------------
    End of period..........................................   $ 16,777,282    $ 17,986,717    $  2,549,545    $  2,731,498
                                                              ============    ============    ============    ============

(a) For the period May 3, 2005 (Commencement of Operations) through June 30,
    2005.
(b) For the period May 4, 2005 (Commencement of Operations) through June 30,
    2005.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES

            MAINSTAY VP                   MAINSTAY VP                                                 MAINSTAY VP
              BOND--                CAPITAL APPRECIATION--              MAINSTAY VP                 COMMON STOCK--
           INITIAL CLASS                 INITIAL CLASS                CASH MANAGEMENT                INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2005           2004           2005           2004           2005           2004           2005           2004
    ---------------------------------------------------------------------------------------------------------------------
    $   (203,871)  $    710,816   $ (1,028,402)  $ (1,905,957)  $     92,834   $   (133,151)  $   (549,254)  $     64,981
         196,907        356,105      3,936,988      4,911,236           (358)          (446)       (79,488)    (1,457,353)
              --        349,389             --             --             --             --             --             --
         482,772       (483,439)    (4,480,000)     1,309,915            315           (269)       656,610      9,291,257
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         475,808        932,871     (1,571,414)     4,315,194         92,791       (133,866)        27,868      7,898,885
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         647,466      1,128,563      3,433,525      7,324,107      1,119,972      2,105,511      1,483,091      3,367,135
      (2,181,184)    (4,222,415)   (10,604,673)   (17,368,672)    (2,581,608)    (5,784,207)    (5,278,341)    (7,211,667)
             580       (416,912)      (222,804)      (447,195)      (133,841)       (21,599)      (149,099)      (404,422)
        (223,913)      (529,555)      (929,620)    (1,466,276)    (1,069,130)    (2,034,515)      (380,125)      (620,714)
        (140,166)    (2,990,282)   (10,942,503)    (8,473,544)      (159,193)    (2,144,404)    (2,742,462)    (2,745,579)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      (1,897,217)    (7,030,601)   (19,266,075)   (20,431,580)    (2,823,800)    (7,879,214)    (7,066,936)    (7,615,247)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          (2,149)        (4,000)        34,870         (2,490)          (576)          (583)        15,012        (13,962)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      (1,423,558)    (6,101,730)   (20,802,619)   (16,118,876)    (2,731,585)    (8,013,663)    (7,024,056)       269,676
      32,506,870     38,608,600    174,656,028    190,774,904     23,988,068     32,001,731     89,867,997     89,598,321
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 31,083,312   $ 32,506,870   $153,853,409   $174,656,028   $ 21,256,483   $ 23,988,068   $ 82,843,941   $ 89,867,997
    ============   ============   ============   ============   ============   ============   ============   ============


                                                                                          MAINSTAY VP
      MAINSTAY VP             MAINSTAY VP                   MAINSTAY VP                   HIGH YIELD
    FLOATING RATE--          GOVERNMENT--                    GROWTH--                  CORPORATE BOND--
     SERVICE CLASS           INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
    ---------------   ---------------------------   ---------------------------   ---------------------------
        2005(b)           2005           2004           2005           2004           2005           2004
    ---------------------------------------------------------------------------------------------------------
     $      1,210     $   (188,033)  $    814,422   $    (50,761)  $   (102,379)  $   (739,181)  $  6,338,563
             (557)          75,632        393,490     (1,595,209)    (1,424,540)    (1,515,946)    (2,292,245)
               --               --             --             --             --             --             --
            1,144          619,158       (548,027)     1,174,483      1,106,327      1,464,313      7,883,693
     ------------     ------------   ------------   ------------   ------------   ------------   ------------
            1,797          506,757        659,885       (471,487)      (420,592)      (790,814)    11,930,011
     ------------     ------------   ------------   ------------   ------------   ------------   ------------
              930          647,928      1,247,444        299,934        603,511      2,327,815      3,540,778
          (51,429)      (2,205,139)    (4,558,498)      (514,164)      (606,738)    (5,931,734)   (10,594,705)
               --         (100,762)      (135,456)       (10,277)       (24,646)      (254,214)      (822,842)
            4,653         (158,819)      (918,286)       (61,853)       (54,323)      (315,613)    (1,510,663)
          597,761         (832,170)    (6,106,334)    (1,093,394)      (850,116)     1,038,929      5,918,067
     ------------     ------------   ------------   ------------   ------------   ------------   ------------
          551,915       (2,648,962)   (10,471,130)    (1,379,754)      (932,312)    (3,134,817)    (3,469,365)
     ------------     ------------   ------------   ------------   ------------   ------------   ------------
               (3)          (2,262)        (2,925)         2,714            978          3,775        (40,720)
     ------------     ------------   ------------   ------------   ------------   ------------   ------------
          553,709       (2,144,467)    (9,814,170)    (1,848,527)    (1,351,926)    (3,921,856)     8,419,926
               --       30,204,574     40,018,744      9,042,906     10,394,832    116,727,237    108,307,311
     ------------     ------------   ------------   ------------   ------------   ------------   ------------
     $    553,709     $ 28,060,107   $ 30,204,574   $  7,194,379   $  9,042,906   $112,805,381   $116,727,237
     ============     ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2005
and the year ended December 31, 2004
(Unaudited)

                                                                      MAINSTAY VP
                                                                        INCOME &                      MAINSTAY VP
                                                                        GROWTH--                 INTERNATIONAL EQUITY--
                                                                     INITIAL CLASS                   INITIAL CLASS
                                                              ----------------------------    ----------------------------
                                                                  2005            2004            2005            2004
                                                              ------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...........................   $    (38,970)   $     26,233    $    (85,141)   $    (21,653)
    Net realized gain (loss) on investments................        (12,170)        (61,362)         37,832         115,932
    Realized gain distribution received....................             --              --              --              --
    Change in unrealized appreciation (depreciation) on
      investments..........................................         35,274         644,329        (102,683)      1,461,437
                                                              ------------    ------------    ------------    ------------
      Net increase (decrease) in net assets resulting from
        operations.........................................        (15,866)        609,200        (149,992)      1,555,716
                                                              ------------    ------------    ------------    ------------
  Contributions and (Withdrawals):
    Payments received from policyowners....................        106,588         273,510         448,678         461,654
    Policyowners' surrenders...............................       (253,189)       (399,406)       (519,585)       (802,127)
    Policyowners' annuity and death benefits...............        (28,036)        (10,836)        (18,387)        (21,288)
    Net transfers from (to) Fixed Account..................         12,489         (70,045)        (18,397)        (43,278)
    Transfers between Investment Divisions.................        186,845         312,022       2,891,847       2,547,811
                                                              ------------    ------------    ------------    ------------
      Net contributions and (withdrawals)..................         24,697         105,245       2,784,156       2,142,772
                                                              ------------    ------------    ------------    ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained by
      the Separate Account.................................            949          (1,165)          1,457          (3,901)
                                                              ------------    ------------    ------------    ------------
        Increase (decrease) in net assets..................          9,780         713,280       2,635,621       3,694,587
NET ASSETS:
    Beginning of period....................................      6,092,281       5,379,001      11,841,505       8,146,918
                                                              ------------    ------------    ------------    ------------
    End of period..........................................   $  6,102,061    $  6,092,281    $ 14,477,126    $ 11,841,505
                                                              ============    ============    ============    ============


                                                                      MAINSTAY VP
                                                                       SMALL CAP                      MAINSTAY VP
                                                                        GROWTH--                     TOTAL RETURN--
                                                                     INITIAL CLASS                   INITIAL CLASS
                                                              ----------------------------    ----------------------------
                                                                  2005            2004            2005            2004
                                                              ------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...........................   $    (40,720)   $    (74,531)   $   (684,603)   $    394,726
    Net realized gain (loss) on investments................        183,732          42,521       1,909,143       2,691,118
    Realized gain distribution received....................             --              --              --              --
    Change in unrealized appreciation (depreciation) on
      investments..........................................       (135,485)        493,982        (338,051)      2,348,082
                                                              ------------    ------------    ------------    ------------
      Net increase (decrease) in net assets resulting from
        operations.........................................          7,527         461,972         886,489       5,433,926
                                                              ------------    ------------    ------------    ------------
  Contributions and (Withdrawals):
    Payments received from policyowners....................        238,982         362,917       1,602,438       3,238,904
    Policyowners' surrenders...............................       (325,514)       (482,886)     (7,418,837)    (12,175,478)
    Policyowners' annuity and death benefits...............         (6,714)             --        (215,232)       (480,848)
    Net transfers from (to) Fixed Account..................        (20,579)        (58,126)       (692,399)     (1,184,594)
    Transfers between Investment Divisions.................        135,353       1,378,806      (4,171,563)     (4,011,642)
                                                              ------------    ------------    ------------    ------------
      Net contributions and (withdrawals)..................         21,528       1,200,711     (10,895,593)    (14,613,658)
                                                              ------------    ------------    ------------    ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained by
      the Separate Account.................................          1,372            (964)          8,902         (13,202)
                                                              ------------    ------------    ------------    ------------
        Increase (decrease) in net assets..................         30,427       1,661,719     (10,000,202)     (9,192,934)
NET ASSETS:
    Beginning of period....................................      6,432,222       4,770,503     112,660,541     121,853,475
                                                              ------------    ------------    ------------    ------------
    End of period..........................................   $  6,462,649    $  6,432,222    $102,660,339    $112,660,541
                                                              ============    ============    ============    ============

(a) For the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES

            MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP
              MID CAP                       MID CAP                       MID CAP                       S&P 500
              CORE--                       GROWTH--                       VALUE--                       INDEX--
           INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2005           2004           2005           2004           2005           2004           2005           2004
    ---------------------------------------------------------------------------------------------------------------------
    $    (42,046)  $    (28,471)  $    (68,266)  $    (95,396)  $    (99,319)  $    (28,414)  $ (1,066,126)  $    400,825
          90,716         46,757        190,772        196,414         95,407         31,560      2,595,363      4,231,274
              --        115,908             --             --             --        114,505             --             --
         338,396        735,759        461,880      1,424,837         34,122      1,561,438     (4,413,786)    10,042,552
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         387,066        869,953        584,386      1,525,855         30,210      1,679,089     (2,884,549)    14,674,651
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         203,736        295,932        395,709        481,044        608,889        746,434      3,215,921      6,523,498
        (397,997)      (352,699)      (408,609)      (538,270)      (747,785)      (811,031)    (8,864,552)   (15,702,655)
          (7,889)        (3,632)        (3,973)        (1,186)        (8,124)       (60,934)      (181,388)      (885,654)
         (52,566)        (1,771)       (82,054)       (32,135)      (159,017)        19,169       (851,304)    (1,127,386)
       1,888,657      2,016,421      1,856,360      3,214,660      3,626,307      3,650,006     (4,007,531)      (752,021)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       1,633,941      1,954,251      1,757,433      3,124,113      3,320,270      3,543,644    (10,688,854)   (11,944,218)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
              98         (1,932)           837         (2,611)         1,273         (4,175)        32,260        (23,922)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       2,021,105      2,822,272      2,342,656      4,647,357      3,351,753      5,218,558    (13,541,143)     2,706,511
       5,627,787      2,805,515      9,572,239      4,924,882     13,348,330      8,129,772    173,793,096    171,086,585
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $  7,648,892   $  5,627,787   $ 11,914,895   $  9,572,239   $ 16,700,083   $ 13,348,330   $160,251,953   $173,793,096
    ============   ============   ============   ============   ============   ============   ============   ============

                                                                                                       COLONIAL
                                                                                                       SMALL CAP
            MAINSTAY VP                 ALGER AMERICAN                    CALVERT                     VALUE FUND,
              VALUE--               SMALL CAPITALIZATION--                SOCIAL                   VARIABLE SERIES--
           INITIAL CLASS                CLASS O SHARES                   BALANCED                       CLASS B
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2005           2004           2005           2004           2005           2004           2005         2004(a)
    ---------------------------------------------------------------------------------------------------------------------
    $   (362,797)  $    (95,408)  $    (75,980)  $   (147,824)  $    (34,364)  $     21,676   $     (1,981)  $         50
          58,069       (364,851)    (1,105,433)    (3,531,248)      (114,191)      (115,955)        (1,417)            --
              --             --             --             --             --             --             --            435
         752,297      5,753,869      1,497,557      5,269,168        189,206        454,868         23,171              3
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         447,569      5,293,610        316,144      1,590,096         40,651        360,589         19,773            488
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       1,028,879      1,976,396        331,921        646,820        130,878        270,807         25,957             29
      (3,297,701)    (4,744,075)      (486,965)      (883,861)      (209,836)      (287,836)       (13,230)            --
        (134,565)      (127,489)       (12,819)       (19,191)       (23,926)        (4,754)            --             --
        (174,840)      (363,426)       (47,100)       (14,528)        (2,210)       (27,979)        (1,821)            --
        (895,868)      (236,744)       (52,442)       165,799       (298,043)        (5,759)       694,341         22,124
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      (3,474,095)    (3,495,338)      (267,405)      (104,961)      (403,137)       (55,521)       705,247         22,153
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
           5,783         (9,741)         1,134         (4,511)           422           (800)           (41)            --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      (3,020,743)     1,788,531         49,873      1,480,624       (362,064)       304,268        724,979         22,641
      58,043,245     56,254,714     12,222,408     10,741,784      5,584,119      5,279,851         22,641             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 55,022,502   $ 58,043,245   $ 12,272,281   $ 12,222,408   $  5,222,055   $  5,584,119   $    747,620   $     22,641
    ============   ============   ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2005
and the year ended December 31, 2004
(Unaudited)

                                                                       DREYFUS IP                     FIDELITY(R)
                                                                       TECHNOLOGY                         VIP
                                                                        GROWTH--                    CONTRAFUND(R)--
                                                                     INITIAL SHARES                  INITIAL CLASS
                                                              ----------------------------    ----------------------------
                                                                  2005            2004            2005            2004
                                                              ------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...........................   $    (13,375)   $    (34,335)   $   (254,435)   $   (654,352)
    Net realized gain (loss) on investments................         37,874         218,345         371,960         905,801
    Realized gain distribution received....................             --              --          13,785              --
    Change in unrealized appreciation (depreciation) on
      investments..........................................       (191,833)       (251,866)      2,050,396       8,808,037
                                                              ------------    ------------    ------------    ------------
      Net increase (decrease) in net assets resulting from
        operations.........................................       (167,334)        (67,856)      2,181,706       9,059,486
                                                              ------------    ------------    ------------    ------------
  Contributions and (Withdrawals):
    Payments received from policyowners....................         69,712         223,924       1,786,509       2,708,891
    Policyowners' surrenders...............................        (46,534)       (306,612)     (3,108,456)     (5,544,181)
    Policyowners' annuity and death benefits...............             --          (2,003)       (108,804)       (167,645)
    Net transfers from (to) Fixed Account..................        (26,406)        (16,129)       (192,162)       (392,004)
    Transfers between Investment Divisions.................       (303,702)         59,195       2,459,628       2,588,782
                                                              ------------    ------------    ------------    ------------
      Net contributions and (withdrawals)..................       (306,930)        (41,625)        836,715        (806,157)
                                                              ------------    ------------    ------------    ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained by
      the Separate Account.................................            927              41           5,455         (21,438)
                                                              ------------    ------------    ------------    ------------
        Increase (decrease) in net assets..................       (473,337)       (109,440)      3,023,876       8,231,891
NET ASSETS:
    Beginning of period....................................      2,469,912       2,579,352      73,366,778      65,134,887
                                                              ------------    ------------    ------------    ------------
    End of period..........................................   $  1,996,575    $  2,469,912    $ 76,390,654    $ 73,366,778
                                                              ============    ============    ============    ============

                                                                         MFS(R)
                                                                       INVESTORS                         MFS(R)
                                                                     TRUST SERIES--                RESEARCH SERIES--
                                                                     INITIAL CLASS                   INITIAL CLASS
                                                              ----------------------------    ----------------------------
                                                                  2005            2004            2005            2004
                                                              ------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...........................   $     (1,604)   $    (12,618)   $     (4,644)   $     (6,068)
    Net realized gain (loss) on investments................        (17,115)        (58,019)        (77,466)       (190,864)
    Realized gain distribution received....................             --              --              --              --
    Change in unrealized appreciation (depreciation) on
      investments..........................................         (2,568)        250,626          84,102         559,420
                                                              ------------    ------------    ------------    ------------
      Net increase (decrease) in net assets resulting from
        operations.........................................        (21,287)        179,989           1,992         362,488
                                                              ------------    ------------    ------------    ------------
  Contributions and (Withdrawals):
    Payments received from policyowners....................         56,551          89,377          51,897         135,811
    Policyowners' surrenders...............................        (50,185)       (163,854)        (89,978)       (131,891)
    Policyowners' annuity and death benefits...............             --         (20,525)             --         (37,776)
    Net transfers from (to) Fixed Account..................         (8,094)         (1,865)        (11,134)          2,619
    Transfers between Investment Divisions.................        (35,136)         (5,254)        (46,813)         51,242
                                                              ------------    ------------    ------------    ------------
      Net contributions and (withdrawals)..................        (36,864)       (102,121)        (96,028)         20,005
                                                              ------------    ------------    ------------    ------------
    Increase (decrease) attributable to New York Life
      Insurance
      and Annuity Corporation charges retained by the
      Separate
      Account..............................................            302            (392)            408            (915)
                                                              ------------    ------------    ------------    ------------
        Increase (decrease) in net assets..................        (57,849)         77,476         (93,628)        381,578
NET ASSETS:
    Beginning of period....................................      1,976,639       1,899,163       2,918,117       2,536,539
                                                              ------------    ------------    ------------    ------------
    End of period..........................................   $  1,918,790    $  1,976,639    $  2,824,489    $  2,918,117
                                                              ============    ============    ============    ============

(a) For the period May 1, 2004 (Commencement of Operations) through December 31, 2004.
(b) For the period May 23, 2005 (Commencement of Operations) through June 30, 2005.
(c) For the period May 13, 2005 (Commencement of Operations) through June 30, 2005.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES

                                                                                                      JANUS ASPEN
            FIDELITY(R)                   FIDELITY(R)                   JANUS ASPEN                     SERIES
                VIP                           VIP                         SERIES                       WORLDWIDE
          EQUITY-INCOME--                  MID CAP--                    BALANCED--                     GROWTH--
           INITIAL CLASS                SERVICE CLASS 2            INSTITUTIONAL SHARES          INSTITUTIONAL SHARES
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2005           2004           2005           2004           2005           2004           2005           2004
    ---------------------------------------------------------------------------------------------------------------------
    $    300,728   $     62,638   $    (46,186)  $    (26,362)  $    445,187   $    688,126   $     76,568   $   (166,256)
         (70,191)      (178,394)        15,393         25,946       (176,585)        23,228         22,805     (1,080,137)
       1,096,149        104,658        102,196             --             --             --             --             --
      (1,920,167)     2,844,717        123,797        610,624        151,115      4,330,871     (1,932,847)     2,886,916
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
        (593,481)     2,833,619        195,200        610,208        419,717      5,042,225     (1,833,474)     1,640,523
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         721,396      1,247,553        411,979        262,894      1,828,076      3,462,079      1,210,755      2,625,567
      (1,164,986)    (2,218,517)      (152,377)      (184,208)    (3,108,466)    (5,733,290)    (2,435,322)    (4,206,857)
         (68,491)      (131,196)            --             --        (59,123)      (181,411)       (78,835)      (145,251)
         (95,531)      (172,582)        14,821         43,568       (331,683)      (817,918)      (134,008)      (329,102)
       1,085,295      1,583,970      3,608,166      4,011,466     (3,278,501)    (4,672,953)    (4,089,947)    (4,809,603)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         477,683        309,228      3,882,589      4,133,720     (4,949,697)    (7,943,493)    (5,527,357)    (6,865,246)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
           5,836         (4,602)            96         (1,086)         5,664        (12,855)         9,563        (12,190)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
        (109,962)     3,138,245      4,077,885      4,742,842     (4,524,316)    (2,914,123)    (7,351,268)    (5,236,913)
      30,977,122     27,838,877      5,080,449        337,607     74,450,579     77,364,702     53,466,586     58,703,499
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 30,867,160   $ 30,977,122   $  9,158,334   $  5,080,449   $ 69,926,263   $ 74,450,579   $ 46,115,318   $ 53,466,586
    ============   ============   ============   ============   ============   ============   ============   ============

                                           NEUBERGER
                                            BERMAN
              MFS(R)                      AMT MID-CAP              ROYCE          ROYCE
        UTILITIES SERIES--                 GROWTH--              MICRO-CAP      SMALL-CAP
           SERVICE CLASS                    CLASS S              PORTFOLIO      PORTFOLIO
    ---------------------------   ---------------------------   ------------   ------------
        2005         2004(a)          2005         2004(a)        2005(b)        2005(c)
    ---------------------------------------------------------------------------------------
    $       (612)  $     (5,065)  $     (2,360)  $       (756)  $         (8)  $        (49)
          12,702            758          5,596           (611)            --             --
              --             --             --             --             --             --
         469,806        204,194          6,026         20,143            228          1,779
    ------------   ------------   ------------   ------------   ------------   ------------
         481,896        199,887          9,262         18,776            220          1,730
    ------------   ------------   ------------   ------------   ------------   ------------
         362,887         59,203         11,502         12,290             23             91
        (203,793)       (28,272)        (5,203)          (106)            --             --
          (8,380)            --             --             --             --             --
          45,558         28,712         (4,386)         1,954             --             --
       5,191,335      1,883,818        159,097        215,078          9,985         59,894
    ------------   ------------   ------------   ------------   ------------   ------------
       5,387,607      1,943,461        161,010        229,216         10,008         59,985
    ------------   ------------   ------------   ------------   ------------   ------------
            (905)          (292)             5            (35)            --             (1)
    ------------   ------------   ------------   ------------   ------------   ------------
       5,868,598      2,143,056        170,277        247,957         10,228         61,714
       2,143,056             --        247,957             --             --             --
    ------------   ------------   ------------   ------------   ------------   ------------
    $  8,011,654   $  2,143,056   $    418,234   $    247,957   $     10,228   $     61,714
    ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2005
and the year ended December 31, 2004
(Unaudited)


                                                                     T. ROWE PRICE                      VAN ECK
                                                                     EQUITY INCOME                     WORLDWIDE
                                                                       PORTFOLIO                      HARD ASSETS
                                                              ----------------------------    ----------------------------
                                                                  2005            2004            2005            2004
                                                              ------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...........................   $     11,610    $     55,313    $    (16,624)   $    (21,593)
    Net realized gain (loss) on investments................         67,270          40,448          74,092         167,191
    Realized gain distribution received....................        146,587         390,077              --              --
    Change in unrealized appreciation (depreciation) on
      investments..........................................       (423,879)      1,600,929         651,577         353,351
                                                              ------------    ------------    ------------    ------------
      Net increase (decrease) in net assets resulting from
        operations.........................................       (198,412)      2,086,767         709,045         498,949
                                                              ------------    ------------    ------------    ------------
  Contributions and (Withdrawals):
    Payments received from policyowners....................        807,026         844,888         144,707          98,036
    Policyowners' surrenders...............................     (1,080,783)     (1,003,719)       (154,211)       (228,144)
    Policyowners' annuity and death benefits...............        (15,814)        (84,607)           (577)             --
    Net transfers from (to) Fixed Account..................        (52,348)       (112,913)         (3,742)        (11,598)
    Transfers between Investment Divisions.................      3,129,308       4,775,494       2,422,651       1,335,531
                                                              ------------    ------------    ------------    ------------
      Net contributions and (withdrawals)..................      2,787,389       4,419,143       2,408,828       1,193,825
                                                              ------------    ------------    ------------    ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained by
      the Separate Account.................................          2,771          (3,765)         (1,431)         (1,398)
                                                              ------------    ------------    ------------    ------------
        Increase (decrease) in net assets..................      2,591,748       6,502,145       3,116,442       1,691,376
NET ASSETS:
    Beginning of period....................................     19,083,221      12,581,076       3,241,758       1,550,382
                                                              ------------    ------------    ------------    ------------
    End of period..........................................   $ 21,674,969    $ 19,083,221    $  6,358,200    $  3,241,758
                                                              ============    ============    ============    ============

                                                                       VAN KAMPEN                     VICTORY VIF
                                                                          UIF                         DIVERSIFIED
                                                                    EMERGING MARKETS                    STOCK--
                                                                    EQUITY--CLASS I                  CLASS A SHARES
                                                              ----------------------------    ----------------------------
                                                                  2005            2004            2005          2004(a)
                                                              ------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...........................   $    (55,432)   $    (44,774)   $     (2,871)   $        526
    Net realized gain (loss) on investments................       (176,692)       (493,439)            762             394
    Realized gain distribution received....................             --              --              --              --
    Change in unrealized appreciation (depreciation) on
      investments..........................................        642,112       1,963,388           8,872          13,157
                                                              ------------    ------------    ------------    ------------
      Net increase (decrease) in net assets resulting from
        operations.........................................        409,988       1,425,175           6,763          14,077
                                                              ------------    ------------    ------------    ------------
  Contributions and (Withdrawals):
    Payments received from policyowners....................        261,491         350,743          27,190           6,495
    Policyowners' surrenders...............................       (504,543)       (615,909)         (1,007)         (9,558)
    Policyowners' annuity and death benefits...............         (4,094)        (10,367)             --              --
    Net transfers from (to) Fixed Account..................        (56,991)        (29,549)         15,544             175
    Transfers between Investment Divisions.................        379,017         452,972         493,792         255,331
                                                              ------------    ------------    ------------    ------------
      Net contributions and (withdrawals)..................         74,880         147,890         535,519         252,443
                                                              ------------    ------------    ------------    ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained by
      the Separate Account.................................            597          (4,768)             21             (17)
                                                              ------------    ------------    ------------    ------------
        Increase (decrease) in net assets..................        485,465       1,568,297         542,303         266,503
NET ASSETS:
    Beginning of period....................................      8,335,018       6,766,721         266,503              --
                                                              ------------    ------------    ------------    ------------
    End of period..........................................   $  8,820,483    $  8,335,018    $    808,806    $    266,503
                                                              ============    ============    ============    ============

(a) For the period May 1, 2004 (Commencement of Operations) through December 31, 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1-- Organization and Accounting Policies:
--------------------------------------------------------------------------------
NYLIAC Variable Annuity Separate Account-I ("Separate Account-I") and NYLIAC Variable Annuity Separate Account-II ("Separate Account-II") were established on October 5, 1992, under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. These accounts were established to receive and invest premium payments under Non-Qualified Flexible Premium Multi-Funded Variable Retirement Annuity Policies (Separate Account-I) and Qualified Flexible Premium Multi-Funded Variable Retirement Annuity Policies (Separate Account-II) issued by NYLIAC. Separate Account-I policies are designed to establish retirement benefits to provide individuals with supplemental retirement income. Separate Account-II policies are designed to establish retirement benefits for individuals who participate in qualified pension, profit sharing or annuity plans. The policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of NYLIFE Securities Inc. NYLIFE Securities Inc. is a wholly-owned subsidiary of NYLIFE LLC and NYLIFE Distributors LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"). NYLIFE LLC and NYLIM Holdings are both wholly-owned subsidiaries of New York Life Insurance Company. Separate Account-I and Separate Account-II are registered under the Investment Company Act of 1940, as amended, as unit investment trusts. Sales of these policies were discontinued effective May 10, 2002.

    The assets of Separate Account-I and Separate Account-II, which are currently all in the accumulation phase, are invested in shares of the MainStay VP Series Fund, Inc., the Alger American Fund, the Calvert Variable Series, Inc., the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the Liberty Variable Investment Trust, the MFS(R) Variable Insurance Trust(SM), the Neuberger Berman Advisers Management Trust, the Royce Capital Fund, the T. Rowe Price Equity Series, Inc., the Van Eck Worldwide Insurance Trust, the Universal Institutional Funds, Inc. and the Victory Variable Insurance Funds (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account represents the general assets of NYLIAC. NYLIAC's Fixed Account may be charged with liabilities arising out of other business NYLIAC may conduct.

    New York Life Investment Management LLC ("NYLIM"), a wholly-owned subsidiary of NYLIM Holdings, provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. NYLIM retains several sub-advisers, including MacKay Shields LLC, a wholly-owned subsidiary of NYLIM Holdings, American Century Investment Management, Inc., The Dreyfus Corporation, Eagle Asset Management, Inc., and Lord, Abbett & Co. LLC, to provide investment advisory services to certain portfolios of the MainStay VP Series Fund, Inc.

    The following Investment Divisions, with their respective fund portfolios, are available in Separate Account-I and Separate Account-II:

MainStay VP Balanced--Service Class
MainStay VP Basic Value(1)--Initial Class
MainStay VP Bond--Initial Class
MainStay VP Capital Appreciation--Initial Class
MainStay VP Cash Management
MainStay VP Common Stock(2)--Initial Class
MainStay VP Convertible--Initial Class
MainStay VP Developing Growth(3)--Initial Class
MainStay VP Floating Rate--Service Class
MainStay VP Government--Initial Class
MainStay VP Growth(4)--Initial Class
MainStay VP High Yield Corporate Bond--Initial Class
MainStay VP Income & Growth(5)--Initial Class
MainStay VP International Equity--Initial Class
MainStay VP Mid Cap Core--Initial Class
MainStay VP Mid Cap Growth--Initial Class
MainStay VP Mid Cap Value(6)--Initial Class
MainStay VP S&P 500 Index(7)--Initial Class
MainStay VP Small Cap Growth--Initial Class
MainStay VP Total Return--Initial Class
MainStay VP Value--Initial Class
Alger American Small Capitalization--Class O Shares
Calvert Social Balanced
Colonial Small Cap Value Fund, Variable Series--Class B
Dreyfus IP Technology Growth--Initial Shares
Fidelity(R) VIP Contrafund(R)--Initial Class
Fidelity(R) VIP Equity-Income--Initial Class
Fidelity(R) VIP Mid Cap--Service Class 2
Janus Aspen Series Balanced--Institutional Shares
Janus Aspen Series Worldwide Growth--Institutional Shares
MFS(R) Investors Trust Series--Initial Class
MFS(R) Research Series--Initial Class
MFS(R) Utilities Series--Service Class
Neuberger Berman AMT Mid-Cap Growth--Class S
Royce Micro-Cap Portfolio
Royce Small-Cap Portfolio
T. Rowe Price Equity Income Portfolio
Van Eck Worldwide Hard Assets
Van Kampen UIF Emerging Markets Equity--Class I
Victory VIF Diversified Stock--Class A Shares

(1) Formerly known as MainStay VP Dreyfus Large Company Value--Initial Class

(2) Formerly known as MainStay VP Growth Equity--Initial Class

(3) Formerly known as MainStay VP Lord Abbett Developing Growth--Initial Class

(4) Formerly known as MainStay VP Eagle Asset Management Growth Equity--Initial Class

(5) Formerly known as MainStay VP American Century Income & Growth--Initial
    Class

(6) Formerly known as MainStay VP Equity Income--Initial Class

(7) Formerly known as MainStay VP Indexed Equity--Initial Class

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

    Initial premium payments were allocated to the MainStay VP Cash Management Investment Division until 15 days after the policy issue date. Subsequent, premium payments are allocated to the Investment Divisions of Separate Account-I or Separate Account-II and the Fixed Account at the close of the business day they are received, in accordance with the policyowner's instructions. In addition, the policyowner has the option to transfer amounts between the Investment Divisions of Separate Account-I or Separate Account-II and the Fixed Account of NYLIAC subject to certain restrictions.

    No Federal income tax is payable on investment income or capital gains of Separate Account-I or Separate Account-II under current Federal income tax law.

    Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

    Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

    Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

    In December 2003, the Accounting Standards Executive Committee issued Statement of Position 03-5 ("SOP"), "Financial Highlights of Separate Accounts:
An Amendment to the Audit Guide Audits of Investment Companies". This SOP, which was adopted as of January 1, 2003, provides guidance on reporting financial highlights. Upon adoption of this SOP, the investment income ratio disclosed in
Note 6 has been restated for the years 2001 and 2002. The SOP requires disclosure, in Note 6, of the investment income to average net assets ratio; the disclosure requirement for the years 2001 and 2002 was the net investment income to average net assets ratio.

    The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2--Investments (in 000's):
--------------------------------------------------------------------------------

At June 30, 2005, the investments of Separate Account-I and Separate Account-II are as follows:


                                                            MAINSTAY VP            MAINSTAY VP            MAINSTAY VP
                                                             BALANCED--           BASIC VALUE--              BOND--
                                                          SERVICE CLASS(A)        INITIAL CLASS          INITIAL CLASS
                                                        ------------------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Number of shares......................................             146                    250                  2,291
Identified cost.......................................        $  1,485               $  2,467               $ 31,046
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Number of shares......................................             180                    386                  2,293
Identified cost.......................................        $  1,833               $  3,954               $ 30,943


                                                                                   MAINSTAY VP            MAINSTAY VP
                                                            MAINSTAY VP             HIGH YIELD              INCOME &
                                                              GROWTH--           CORPORATE BOND--           GROWTH--
                                                           INITIAL CLASS          INITIAL CLASS          INITIAL CLASS
                                                        ------------------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Number of shares......................................             472                 14,776                    463
Identified cost.......................................        $  6,170               $135,384               $  4,857
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Number of shares......................................             683                 11,434                    532
Identified cost.......................................        $  9,248               $107,975               $  5,815

  Investment activity for the six months ended June 30, 2005, was as follows:


                                                            MAINSTAY VP            MAINSTAY VP            MAINSTAY VP
                                                             BALANCED--           BASIC VALUE--              BOND--
                                                          SERVICE CLASS(A)        INITIAL CLASS          INITIAL CLASS
                                                        ------------------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Purchases.............................................        $  1,493               $     41               $    571
Proceeds from sales...................................               8                    708                  2,860
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Purchases.............................................        $  1,833               $    235               $    831
Proceeds from sales...................................              --                    374                  2,939


                                                                                   MAINSTAY VP            MAINSTAY VP
                                                            MAINSTAY VP             HIGH YIELD              INCOME &
                                                              GROWTH--           CORPORATE BOND--           GROWTH--
                                                           INITIAL CLASS          INITIAL CLASS          INITIAL CLASS
                                                        ------------------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Purchases.............................................        $     43               $  1,945               $  1,140
Proceeds from sales...................................           1,217                 13,025                  1,162
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Purchases.............................................        $    262               $  1,822               $    287
Proceeds from sales...................................           1,697                  5,709                    301

(a) For the period May 2, 2005 for Separate Account-I and May 3, 2005 for Separate Account-II (Commencement of Operations) through June 30, 2005.
(b) For the period May 4, 2005 (Commencement of Operations) through June 30,
    2005.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

--------------------------------------------------------------------------------


      MAINSTAY VP                         MAINSTAY VP                         MAINSTAY VP       MAINSTAY VP
        CAPITAL         MAINSTAY VP         COMMON          MAINSTAY VP       DEVELOPING          FLOATING         MAINSTAY VP
    APPRECIATION--         CASH             STOCK--        CONVERTIBLE--       GROWTH--            RATE--         GOVERNMENT--
     INITIAL CLASS      MANAGEMENT       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS    SERVICE CLASS(b)    INITIAL CLASS
    ----------------------------------------------------------------------------------------------------------------------------
          5,622            18,313             3,273             1,635               212                 71             2,906
       $165,043          $ 18,314          $ 80,298          $ 16,998          $  1,708           $    699          $ 32,014
          7,173            21,329             4,018             1,496               283                 56             2,586
       $190,166          $ 21,329          $ 96,154          $ 15,876          $  2,301           $    553          $ 28,433


      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
     INTERNATIONAL        MID CAP           MID CAP           MID CAP           S&P 500          SMALL CAP           TOTAL
       EQUITY--           CORE--           GROWTH--           VALUE--           INDEX--          GROWTH--          RETURN--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------------
            975               522               863             1,210             5,361               489             5,355
       $ 11,905          $  5,872          $  8,474          $ 12,957          $130,474          $  4,640          $ 99,463
          1,033               550               973             1,347             6,659               592             6,081
       $ 12,839          $  6,144          $  9,485          $ 14,381          $160,646          $  5,488          $109,655


      MAINSTAY VP                         MAINSTAY VP                         MAINSTAY VP       MAINSTAY VP
        CAPITAL         MAINSTAY VP         COMMON          MAINSTAY VP       DEVELOPING          FLOATING         MAINSTAY VP
    APPRECIATION--         CASH             STOCK--        CONVERTIBLE--       GROWTH--            RATE--         GOVERNMENT--
     INITIAL CLASS      MANAGEMENT       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS    SERVICE CLASS(b)    INITIAL CLASS
    ----------------------------------------------------------------------------------------------------------------------------
       $     --          $  2,979          $    136          $    293          $     12           $    699          $    425
         18,462             3,550             6,763             2,949               280                 --             3,456
       $     --          $  2,056          $     95          $    311          $     93           $    607          $    682
         20,340             4,800             7,722             1,489               259                 53             3,529


      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
     INTERNATIONAL        MID CAP           MID CAP           MID CAP           S&P 500          SMALL CAP           TOTAL
       EQUITY--           CORE--           GROWTH--           VALUE--           INDEX--          GROWTH--          RETURN--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------------
       $  1,791          $  1,446          $  1,678          $  3,363          $    341          $    457          $    105
            892               372             1,127             1,304            13,184               899            13,124
       $  2,904          $  1,917          $  2,182          $  3,906          $    309          $    674          $     68
            197               320               485               673            12,080               693            11,675

--------------------------------------------------------------------------------


                                                                                      ALGER
                                                                                     AMERICAN
                                                            MAINSTAY VP               SMALL                 CALVERT
                                                              VALUE--            CAPITALIZATION--            SOCIAL
                                                           INITIAL CLASS          CLASS O SHARES            BALANCED
                                                        ------------------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Number of shares......................................           2,844                    457                  1,441
Identified cost.......................................        $ 43,469               $ 10,373               $  2,620
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Number of shares......................................           3,303                    588                  2,756
Identified cost.......................................        $ 51,366               $ 13,780               $  5,177


                                                               MFS(R)
                                                             INVESTORS                MFS(R)                 MFS(R)
                                                           TRUST SERIES--       RESEARCH SERIES--      UTILITIES SERIES--
                                                           INITIAL CLASS          INITIAL CLASS          SERVICE CLASS
                                                        ------------------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Number of shares......................................              74                    129                    256
Identified cost.......................................        $  1,263               $  2,059               $  5,202
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Number of shares......................................             108                    185                    368
Identified cost.......................................        $  1,968               $  2,957               $  7,359

                                                                                      ALGER
                                                                                     AMERICAN
                                                            MAINSTAY VP               SMALL                 CALVERT
                                                              VALUE--            CAPITALIZATION--            SOCIAL
                                                           INITIAL CLASS          CLASS O SHARES            BALANCED
                                                        ------------------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Purchases.............................................        $    198               $    308               $    138
Proceeds from sales...................................           4,739                    958                    647
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Purchases.............................................        $    499               $    384               $    185
Proceeds from sales...................................           4,339                    728                    623


                                                               MFS(R)
                                                             INVESTORS                MFS(R)                 MFS(R)
                                                           TRUST SERIES--       RESEARCH SERIES--      UTILITIES SERIES--
                                                           INITIAL CLASS          INITIAL CLASS          SERVICE CLASS
                                                        ------------------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Purchases.............................................        $     78               $    220               $  4,170
Proceeds from sales...................................             183                    255                    713
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Purchases.............................................        $     74               $    126               $  5,459
Proceeds from sales...................................             112                    227                     56

(a) For the period May 4, 2005 for Separate Account-I and May 23, 2005 for Separate Account-II (Commencement of Operations) through June 30, 2005.
(b) For the period June 3, 2005 for Separate Account-I and May 13, 2005 for Separate Account-II (Commencement of Operations) through June 30, 2005.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

--------------------------------------------------------------------------------

                                                                                                                    JANUS ASPEN
        COLONIAL                                              FIDELITY(R)                         JANUS ASPEN          SERIES
        SMALL CAP         DREYFUS IP        FIDELITY(R)           VIP           FIDELITY(R)         SERIES           WORLDWIDE
       VALUE FUND,        TECHNOLOGY            VIP             EQUITY-             VIP           BALANCED--          GROWTH--
    VARIABLE SERIES--      GROWTH--       CONTRAFUND(R)--      INCOME--          MID CAP--       INSTITUTIONAL     INSTITUTIONAL
         CLASS B        INITIAL SHARES     INITIAL CLASS     INITIAL CLASS    SERVICE CLASS 2       SHARES             SHARES
    ------------------------------------------------------------------------------------------------------------------------------
              36                156             1,912             1,084               218             1,813              1,308
        $    591           $  1,330          $ 46,490          $ 24,940          $  6,012          $ 46,037           $ 59,874
              45                245             2,788             1,303               304             2,875              1,795
        $    726           $  2,100          $ 66,190          $ 30,377          $  8,424          $ 71,713           $ 74,147

                                                                                                 VAN KAMPEN
                                                               T. ROWE                               UIF
    NEUBERGER BERMAN                                            PRICE            VAN ECK          EMERGING
      AMT MID-CAP           ROYCE             ROYCE            EQUITY           WORLDWIDE          MARKETS           VICTORY VIF
        GROWTH--          MICRO-CAP         SMALL-CAP          INCOME             HARD            EQUITY--       DIVERSIFIED STOCK--
        CLASS S         PORTFOLIO(a)      PORTFOLIO(b)        PORTFOLIO          ASSETS            CLASS I         CLASS A SHARES
    --------------------------------------------------------------------------------------------------------------------------------
              20                 2                 6               756               199               566                   65
        $    342          $     24          $     55          $ 14,762          $  3,299          $  4,650             $    704
              23                 1                 7               991               300               759                   74
        $    393          $     10          $     60          $ 19,652          $  4,946          $  7,301             $    789

                                                                                                                    JANUS ASPEN
        COLONIAL                                              FIDELITY(R)                         JANUS ASPEN          SERIES
        SMALL CAP         DREYFUS IP        FIDELITY(R)           VIP           FIDELITY(R)         SERIES           WORLDWIDE
       VALUE FUND         TECHNOLOGY            VIP             EQUITY-             VIP           BALANCED--          GROWTH--
    VARIABLE SERIES--      GROWTH--       CONTRAFUND(R)--      INCOME--          MID CAP--       INSTITUTIONAL     INSTITUTIONAL
         CLASS B        INITIAL SHARES     INITIAL CLASS     INITIAL CLASS    SERVICE CLASS 2       SHARES             SHARES
    ------------------------------------------------------------------------------------------------------------------------------
        $    477           $    111          $  1,188          $  2,486          $  2,586          $    743           $    343
              25                440             3,089             2,199               356             5,759              5,853
        $    728           $    150          $  2,502          $  3,082          $  4,032          $  1,051           $    443
              23                472             1,899             1,204                79             5,566              5,912

                                                                                                 VAN KAMPEN
                                                               T. ROWE                               UIF
    NEUBERGER BERMAN                                            PRICE            VAN ECK          EMERGING
      AMT MID-CAP           ROYCE             ROYCE            EQUITY           WORLDWIDE          MARKETS           VICTORY VIF
        GROWTH--          MICRO-CAP         SMALL-CAP          INCOME             HARD            EQUITY--       DIVERSIFIED STOCK--
        CLASS S         PORTFOLIO(a)      PORTFOLIO(b)        PORTFOLIO          ASSETS            CLASS I         CLASS A SHARES
    --------------------------------------------------------------------------------------------------------------------------------
        $    166          $     24          $     55          $  1,932          $  1,627          $    675             $    507
              17                --                --             1,070               282               428                   29
        $    215          $     10          $     60          $  3,613          $  2,545          $    631             $    552
              55                --                --               656               146               610                   18

NOTE 3--Expenses and Related Party Transactions:
--------------------------------------------------------------------------------

NYLIAC deducts a surrender charge on certain partial withdrawals and surrenders. This charge is 7% during the first three policy years and declines 1% per year for each additional policy year, until the ninth policy year, after which no charge is made. Surrender charges are paid to NYLIAC. This charge is shown with policyowners' surrenders in the accompanying statements of changes in net assets.

    NYLIAC also deducts an annual policy service charge on each policy anniversary date and upon surrender, if on the policy anniversary and/or date of surrender the accumulation value is less than $10,000. This charge is the lesser of $30 or 2% of the accumulation value. This charge is shown as a reduction to payments received from policyowners in the accompanying statements of changes in net assets.

    Separate Account-I and Separate Account-II are charged for mortality and expense risks assumed and administrative services provided by NYLIAC. These charges are made daily at an annual rate of 1.20% and .10%, respectively, of the daily average variable accumulation value of each Investment Division. The amounts of these charges retained in the Investment Divisions represent funds of NYLIAC. Accordingly, NYLIAC participates in the results of each Investment Division ratably with the policyowners. These charges are disclosed on the accompanying statement of operations.

--------------------------------------------------------------------------------
NOTE 4--Distribution of Net Income:
--------------------------------------------------------------------------------

Separate Account-I and Separate Account-II do not expect to declare dividends to policyowners from accumulated net investment income and realized gains. The income and gains are distributed to policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits, transfers, or annuity payments) in excess of the net premium payments.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 5--Unit Transactions (in 000's):
--------------------------------------------------------------------------------

The changes in units outstanding for the six months ended June 30, 2005 and the year ended December 31, 2004 were as follows:


                                                                      MAINSTAY VP             MAINSTAY VP
                                                                      BALANCED--             BASIC VALUE--
                                                                     SERVICE CLASS           INITIAL CLASS
                                                                     -------------         ------------------
                                                                        2005(a)            2005          2004
                                                                     ----------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Units issued................................................              147                3            66
Units redeemed..............................................               (1)             (60)          (18)
                                                                          ---              ---           ---
  Net increase (decrease)...................................              146              (57)           48
                                                                          ===              ===           ===
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Units issued................................................              180               13            61
Units redeemed..............................................               --              (23)          (22)
                                                                          ---              ---           ---
  Net increase (decrease)...................................              180              (10)           39
                                                                          ===              ===           ===


                                                                                           MAINSTAY VP
                                                                 MAINSTAY VP                DEVELOPING
                                                                CONVERTIBLE--                GROWTH--
                                                                INITIAL CLASS             INITIAL CLASS
                                                              -----------------         ------------------
                                                              2005         2004         2005          2004
                                                              --------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Units issued................................................    6          163            1             7
Units redeemed..............................................  (152)        (265)        (19)          (36)
                                                              ----         ----         ---           ---
  Net increase (decrease)...................................  (146)        (102)        (18)          (29)
                                                              ====         ====         ===           ===
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Units issued................................................   25          102           10            19
Units redeemed..............................................  (86)         (131)        (26)          (37)
                                                              ----         ----         ---           ---
  Net increase (decrease)...................................  (61)         (29)         (16)          (18)
                                                              ====         ====         ===           ===

(a) For the period May 2, 2005 for Separate Account-I and May 3, 2005 for Separate Account-II (Commencement of Operations) through June 30, 2005.

(b) For the period May 4, 2005 (Commencement of Operations) through June 30,
    2005.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

--------------------------------------------------------------------------------


                      MAINSTAY VP
     MAINSTAY VP        CAPITAL                           MAINSTAY VP
       BOND--       APPRECIATION--      MAINSTAY VP     COMMON STOCK--
    INITIAL CLASS    INITIAL CLASS    CASH MANAGEMENT    INITIAL CLASS
    -------------   ---------------   ---------------   ---------------
    2005    2004     2005     2004     2005     2004     2005     2004
    -------------------------------------------------------------------
      12      39        34      123    1,625      576      21       48
    (134)   (600)     (884)  (1,414)  (2,105)  (7,304)   (264)    (447)
    ----    ----    ------   ------   ------   ------    ----     ----
    (122)   (561)     (850)  (1,291)    (480)  (6,728)   (243)    (399)
    ====    ====    ======   ======   ======   ======    ====     ====
      38      68       167      355      841    1,581      59      141
    (149)   (490)   (1,099)  (1,361)  (2,962)  (7,499)   (338)    (460)
    ----    ----    ------   ------   ------   ------    ----     ----
    (111)   (422)     (932)  (1,006)  (2,121)  (5,918)   (279)    (319)
    ====    ====    ======   ======   ======   ======    ====     ====


                                                         MAINSTAY VP
      MAINSTAY VP      MAINSTAY VP     MAINSTAY VP       HIGH YIELD
    FLOATING RATE--   GOVERNMENT--      GROWTH--      CORPORATE BOND--
     SERVICE CLASS    INITIAL CLASS   INITIAL CLASS     INITIAL CLASS
    ---------------   -------------   -------------   -----------------
        2005(b)       2005    2004    2005    2004     2005      2004
    -------------------------------------------------------------------
          70            13      33       3      11       68       519
          --          (176)   (889)   (100)   (153)    (511)     (963)
          --          ----    ----    ----    ----     ----      ----
          70          (163)   (856)    (97)   (142)    (443)     (444)
          ==          ====    ====    ====    ====     ====      ====
          61            38      73      26      49      147       437
          (5)         (191)   (690)   (143)   (128)    (286)     (602)
          --          ----    ----    ----    ----     ----      ----
          56          (153)   (617)   (117)    (79)    (139)     (165)
          ==          ====    ====    ====    ====     ====      ====

--------------------------------------------------------------------------------


                                                      MAINSTAY VP     MAINSTAY VP
                                                       INCOME &      INTERNATIONAL
                                                       GROWTH--        EQUITY--
                                                     INITIAL CLASS   INITIAL CLASS
                                                     -------------   -------------
                                                     2005    2004    2005    2004
                                                     -----------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Units issued.......................................    88      47     119     202
Units redeemed.....................................   (86)    (50)    (64)    (81)
                                                      ---     ---     ---     ---
  Net increase (decrease)..........................     2      (3)     55     121
                                                      ===     ===     ===     ===
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Units issued.......................................    28      54     190     191
Units redeemed.....................................   (25)    (45)    (32)    (55)
                                                      ---     ---     ---     ---
  Net increase (decrease)..........................     3       9     158     136
                                                      ===     ===     ===     ===


                                                         MAINSTAY VP         MAINSTAY VP
                                                     SMALL CAP GROWTH--    TOTAL RETURN--
                                                        INITIAL CLASS       INITIAL CLASS
                                                     -------------------   ---------------
                                                       2005       2004      2005     2004
                                                     -------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Units issued.......................................      3         86         24       62
Units redeemed.....................................    (45)       (70)      (602)    (869)
                                                       ---        ---       ----     ----
  Net increase (decrease)..........................    (42)        16       (578)    (807)
                                                       ===        ===       ====     ====
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Units issued.......................................     38        177         75      156
Units redeemed.....................................    (35)       (56)      (583)    (862)
                                                       ---        ---       ----     ----
  Net increase (decrease)..........................      3        121       (508)    (706)
                                                       ===        ===       ====     ====

(a) For the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

--------------------------------------------------------------------------------


      MAINSTAY VP        MAINSTAY VP        MAINSTAY VP       MAINSTAY VP
    MID CAP CORE--    MID CAP GROWTH--    MID CAP VALUE--   S&P 500 INDEX--
     INITIAL CLASS      INITIAL CLASS      INITIAL CLASS     INITIAL CLASS
    ---------------   -----------------   ---------------   ----------------
     2005     2004     2005      2004      2005     2004    2005      2004
    ------------------------------------------------------------------------
     114      214        113      327       307      451      40       112
     (30)     (38)       (60)    (130)     (132)    (123)   (471)     (682)
     ---      ---        ---     ----      ----     ----    ----      ----
      84      176         53      197       175      328    (431)     (570)
     ===      ===        ===     ====      ====     ====    ====      ====
     157      201        188      358       346      400     116       246
     (34)     (31)       (41)     (55)      (76)     (79)   (500)     (697)
     ---      ---        ---     ----      ----     ----    ----      ----
     123      170        147      303       270      321    (384)     (451)
     ===      ===        ===     ====      ====     ====    ====      ====

                          ALGER
                        AMERICAN                          COLONIAL
     MAINSTAY VP          SMALL           CALVERT     SMALL CAP VALUE
       VALUE--      CAPITALIZATION--      SOCIAL       FUND, VARIABLE
    INITIAL CLASS    CLASS O SHARES      BALANCED     SERIES--CLASS B
    -------------   -----------------   -----------   ----------------
    2005    2004     2005      2004     2005   2004   2005    2004(a)
    ------------------------------------------------------------------
      18      65         7       23       1      2     46        13
    (226)   (361)      (67)    (160)    (27)   (25)    (1)       --
    ----    ----       ---     ----     ---    ---     --        --
    (208)   (296)      (60)    (137)    (26)   (23)    45        13
    ====    ====       ===     ====     ===    ===     ==        ==
      50     103        35       89       7     15     72         2
    (220)   (285)      (63)    (103)    (29)   (18)    (2)       --
    ----    ----       ---     ----     ---    ---     --        --
    (170)   (182)      (28)     (14)    (22)    (3)    70         2
    ====    ====       ===     ====     ===    ===     ==        ==

--------------------------------------------------------------------------------

                                                       DREYFUS IP        FIDELITY(R)
                                                       TECHNOLOGY            VIP
                                                        GROWTH--       CONTRAFUND(R)--
                                                     INITIAL SHARES     INITIAL CLASS
                                                     ---------------   ---------------
                                                      2005     2004     2005     2004
                                                     ---------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Units issued.......................................      3        9       90      179
Units redeemed.....................................    (41)     (33)    (172)    (266)
                                                       ---      ---     ----     ----
  Net increase (decrease)..........................    (38)     (24)     (82)     (87)
                                                       ===      ===     ====     ====
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Units issued.......................................      9       29      207      280
Units redeemed.....................................    (47)     (39)    (165)    (323)
                                                       ---      ---     ----     ----
  Net increase (decrease)..........................    (38)     (10)      42      (43)
                                                       ===      ===     ====     ====


                                                        MFS(R)
                                                       INVESTORS        MFS(R)
                                                         TRUST         RESEARCH
                                                       SERIES--        SERIES--
                                                     INITIAL CLASS   INITIAL CLASS
                                                     -------------   -------------
                                                     2005    2004    2005    2004
                                                     -----------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Units issued.......................................     3       3      11       5
Units redeemed.....................................   (14)    (23)    (14)    (20)
                                                      ---     ---     ---     ---
  Net increase (decrease)..........................   (11)    (20)     (3)    (15)
                                                      ===     ===     ===     ===
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Units issued.......................................     6      10       5      21
Units redeemed.....................................   (10)    (22)    (15)    (19)
                                                      ---     ---     ---     ---
  Net increase (decrease)..........................    (4)    (12)    (10)      2
                                                      ===     ===     ===     ===

(a) For the period May 1, 2004 (Commencement of Operations) through December 31, 2004.

(b) For the period May 4, 2005 for Separate Account-I and May 23, 2005 for Separate Account-II (Commencement of Operations) through June 30, 2005.

(c) For the period June 3, 2005 for Separate Account-I and May 13, 2005 for Separate Account-II (Commencement of Operations) through June 30, 2005.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

--------------------------------------------------------------------------------


      FIDELITY(R)       FIDELITY(R)          JANUS ASPEN             JANUS ASPEN
          VIP               VIP                SERIES                  SERIES
    EQUITY-INCOME--      MID CAP--           BALANCED--          WORLDWIDE GROWTH--
     INITIAL CLASS    SERVICE CLASS 2   INSTITUTIONAL SHARES    INSTITUTIONAL SHARES
    ---------------   ---------------   ---------------------   ---------------------
     2005     2004     2005     2004      2005        2004        2005        2004
    ---------------------------------------------------------------------------------
       71      124      192      284        16          43          14          55
     (124)    (171)     (35)     (13)     (278)       (477)       (384)       (674)
     ----     ----     ----     ----      ----        ----        ----        ----
      (53)     (47)     157      271      (262)       (434)       (370)       (619)
     ====     ====     ====     ====      ====        ====        ====        ====
      104      171      287      346        90         178          81         178
      (76)    (152)     (11)     (15)     (334)       (588)       (449)       (650)
     ----     ----     ----     ----      ----        ----        ----        ----
       28       19      276      331      (244)       (410)       (368)       (472)
     ====     ====     ====     ====      ====        ====        ====        ====


                        NEUBERGER
        MFS(R)            BERMAN
       UTILITIES       AMT MID-CAP       ROYCE       ROYCE
       SERIES--          GROWTH--      MICRO-CAP   SMALL-CAP
     SERVICE CLASS       CLASS S       PORTFOLIO   PORTFOLIO
    ---------------   --------------   ---------   ---------
    2005    2004(a)   2005   2004(a)    2005(b)     2005(c)
    --------------------------------------------------------
     336       148     13      18          2           5
     (65)       (5)    --      --         --          --
    ----      ----     --      --          --          --
     271       143     13      18          2           5
    ====      ====     ==      ==          ==          ==
     428       168     16      22          1           6
     (16)       (2)    (1)     --         --          --
    ----      ----     --      --          --          --
     412       166     15      22          1           6
    ====      ====     ==      ==          ==          ==

--------------------------------------------------------------------------------


                                                                       VAN ECK
                                                     T. ROWE PRICE    WORLDWIDE
                                                     EQUITY INCOME      HARD
                                                       PORTFOLIO       ASSETS
                                                     -------------   -----------
                                                     2005    2004    2005   2004
                                                     ---------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Units issued.......................................   136     270     96     61
Units redeemed.....................................   (83)   (134)   (12)    (7)
                                                     ----    ----    ---    ---
  Net increase (decrease)..........................    53     136     84     54
                                                     ====    ====    ===    ===
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Units issued.......................................   284     435    158    106
Units redeemed.....................................   (83)    (94)   (10)   (18)
                                                     ----    ----    ---    ---
  Net increase (decrease)..........................   201     341    148     88
                                                     ====    ====    ===    ===


                                                     VAN KAMPEN       VICTORY
                                                         UIF            VIF
                                                      EMERGING      DIVERSIFIED
                                                       MARKETS        STOCK--
                                                      EQUITY--        CLASS A
                                                       CLASS I         SHARES
                                                     -----------   --------------
                                                     2005   2004   2005   2004(a)
                                                     ----------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Units issued.......................................   51     16     45      22
Units redeemed.....................................  (29)   (108)   --      --
                                                     ---    ----    --      --
  Net increase (decrease)..........................   22    (92)    45      22
                                                     ===    ====    ==      ==
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Units issued.......................................   49     70     49      25
Units redeemed.....................................  (43)   (61)    --      (1)
                                                     ---    ----    --      --
  Net increase (decrease)..........................    6      9     49      24
                                                     ===    ====    ==      ==

(a) For the period May 1, 2004 (Commencement of Operations) through December 31, 2004.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):
--------------------------------------------------------------------------------

The following table presents financial highlights for each Investment Division as of June 30, 2005 and December 31, 2004, 2003, 2002, 2001 and 2000.


                                              MAINSTAY VP                        MAINSTAY VP
                                              BALANCED--                        BASIC VALUE--
                                             SERVICE CLASS                      INITIAL CLASS
                                             -------------   ----------------------------------------------------
                                                 2005         2005     2004     2003     2002      2001     2000
                                             --------------------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED
POLICIES)
Net Assets................................      $1,499       $2,776   $3,468   $2,648   $ 2,073   $3,229   $2,879
Units Outstanding.........................         146          244      301      253       250      296      249
Variable Accumulation Unit Value..........      $10.29       $11.38   $11.53   $10.49   $  8.30   $10.90   $11.57
Total Return..............................          --       (1.20%)    9.9%    26.3%    (23.9%)   (5.7%)    5.2%
Investment Income Ratio...................          --           --     1.0%     0.9%      0.5%     0.7%
SEPARATE ACCOUNT-II (TAX-QUALIFIED
POLICIES)
Net Assets................................      $1,851       $4,293   $4,460   $3,649   $ 2,693   $3,502   $3,147
Units Outstanding.........................         180          372      382      343       320      317      268
Variable Accumulation Unit Value..........      $10.29       $11.54   $11.68   $10.63   $  8.41   $11.05   $11.72
Total Return..............................          --        (1.2%)    9.9%    26.3%    (23.9%)   (5.7%)    5.2%
Investment Income Ratio...................          --           --     1.0%     0.9%      0.6%     0.7%


                                                                    MAINSTAY VP
                                                                  CASH MANAGEMENT
                                             ---------------------------------------------------------
                                              2005      2004      2003      2002      2001      2000
                                             ---------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED
POLICIES)
Net Assets................................   $18,253   $18,816   $27,888   $46,990   $52,540   $40,116
Units Outstanding.........................    13,676    14,156    20,884    34,967    39,115    30,612
Variable Accumulation Unit Value..........   $  1.33   $  1.33   $  1.34   $  1.34   $  1.34   $  1.31
Total Return..............................      0.4%     (0.5%)    (0.6%)       --      2.5%      4.7%
Investment Income Ratio...................      2.1%      0.8%      0.7%      1.3%      3.7%
SEPARATE ACCOUNT-II (TAX-QUALIFIED
POLICIES)
Net Assets................................   $21,256   $23,988   $32,002   $45,521   $46,590   $34,555
Units Outstanding.........................    15,926    18,047    23,965    33,873    34,686    26,368
Variable Accumulation Unit Value..........   $  1.33   $  1.33   $  1.34   $  1.34   $  1.34   $  1.31
Total Return..............................      0.4%     (0.5%)    (0.6%)       --      2.5%      4.7%
Investment Income Ratio...................      2.1%      0.8%      0.7%      1.3%      3.7%


                                                                  MAINSTAY VP
                                                              DEVELOPING GROWTH--
                                                                 INITIAL CLASS
                                             ------------------------------------------------------
                                              2005      2004     2003     2002      2001     2000
                                             ------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED
POLICIES)
Net Assets................................   $ 1,916   $2,097   $2,275   $ 1,150   $2,131   $ 2,785
Units Outstanding.........................       201      219      248       171      222       266
Variable Accumulation Unit Value..........   $  9.51   $ 9.59   $ 9.18   $  6.72   $ 9.58   $ 10.47
Total Return..............................     (0.9%)    4.5%    36.7%    (29.9%)   (8.5%)   (20.1%)
Investment Income Ratio...................        --       --       --        --       --
SEPARATE ACCOUNT-II (TAX-QUALIFIED
POLICIES)
Net Assets................................   $ 2,550   $2,731   $2,776   $ 1,512   $2,371   $ 3,176
Units Outstanding.........................       268      284      302       225      247       303
Variable Accumulation Unit Value..........   $  9.53   $ 9.61   $ 9.20   $  6.73   $ 9.60   $ 10.50
Total Return..............................     (0.9%)    4.5%    36.7%    (29.9%)   (8.5%)   (20.1%)
Investment Income Ratio...................        --       --       --        --       --

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

Expenses as a percent of average variable accumulation value were 1.30%, excluding expenses of the underlying funds, surrender charges and the annual policy fee.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

--------------------------------------------------------------------------------



                           MAINSTAY VP                                                    MAINSTAY VP
                             BOND--                                                 CAPITAL APPRECIATION--
                          INITIAL CLASS                                                  INITIAL CLASS
    ---------------------------------------------------------   ---------------------------------------------------------------
     2005      2004      2003      2002      2001      2000       2005       2004       2003       2002       2001       2000
    ---------------------------------------------------------------------------------------------------------------------------
    $31,047   $32,655   $41,042   $46,620   $47,865   $32,640   $120,568   $139,443   $162,444   $148,622   $260,390   $391,389
      1,802     1,924     2,485     2,912     3,231     2,376      5,679      6,529      7,820      8,969     10,729     12,222
    $ 17.23   $ 16.97   $ 16.52   $ 16.01   $ 14.81   $ 13.73   $  21.23   $  21.36   $  20.77   $  16.57   $  24.27   $  32.02
       1.5%      2.7%      3.2%      8.1%      7.9%      8.4%      (0.6%)      2.8%      25.4%     (31.7%)    (24.2%)    (11.9%)
         --      3.2%      3.7%      4.4%      5.7%                   --       0.2%       0.2%       0.1%       0.1%
    $31,083   $32,507   $38,609   $41,985   $37,118   $26,843   $153,853   $174,656   $190,775   $164,115   $274,149   $390,194
      1,804     1,915     2,337     2,623     2,506     1,954      7,247      8,178      9,184      9,904     11,296     12,184
    $ 17.23   $ 16.97   $ 16.52   $ 16.01   $ 14.81   $ 13.73   $  21.23   $  21.36   $  20.77   $  16.57   $  24.27   $  32.02
       1.5%      2.7%      3.2%      8.1%      7.9%      8.4%      (0.6%)      2.8%      25.4%     (31.7%)    (24.2%)    (11.9%)
         --      3.3%      3.8%      4.7%      5.6%                   --       0.2%       0.2%       0.1%       0.1%


                            MAINSTAY VP                                                  MAINSTAY VP
                          COMMON STOCK--                                                CONVERTIBLE--
                           INITIAL CLASS                                                INITIAL CLASS
    -----------------------------------------------------------   ---------------------------------------------------------
     2005      2004      2003      2002       2001       2000      2005      2004      2003      2002      2001      2000
    -----------------------------------------------------------------------------------------------------------------------
    $67,500   $73,642   $76,639   $69,575   $111,911   $155,720   $18,335   $21,042   $21,812   $15,632   $18,165   $18,477
      2,622     2,865     3,264     3,696      4,445      5,062     1,045     1,191     1,293     1,118     1,181     1,160
    $ 25.75   $ 25.70   $ 23.48   $ 18.82   $  25.17   $  30.76   $ 17.55   $ 17.67   $ 16.87   $ 13.99   $ 15.39   $ 15.93
       0.2%      9.5%     24.7%    (25.2%)    (18.2%)     (4.6%)    (0.7%)     4.7%     20.7%     (9.1%)    (3.4%)    (6.2%)
         --      1.3%      1.0%      0.8%       0.6%                   --      1.7%      2.5%      2.7%      3.6%
    $82,844   $89,868   $89,598   $76,672   $115,917   $149,085   $16,777   $17,987   $17,661   $12,721   $14,279   $14,151
      3,218     3,497     3,816     4,073      4,605      4,847       959     1,020     1,049       912       931       891
    $ 25.75   $ 25.70   $ 23.48   $ 18.82   $  25.17   $  30.76   $ 17.50   $ 17.63   $ 16.83   $ 13.95   $ 15.34   $ 15.89
       0.2%      9.5%     24.7%    (25.2%)    (18.2%)     (4.6%)    (0.7%)     4.7%     20.7%     (9.1%)    (3.4%)    (6.2%)
         --      1.4%      1.1%      0.9%       0.6%                   --      1.9%      2.6%      2.7%      3.6%

      MAINSTAY VP                            MAINSTAY VP                                       MAINSTAY VP
    FLOATING RATE--                         GOVERNMENT--                                        GROWTH--
     SERVICE CLASS                          INITIAL CLASS                                     INITIAL CLASS
    ---------------   ---------------------------------------------------------   -------------------------------------
         2005          2005      2004      2003      2002      2001      2000      2005      2004      2003      2002
    -------------------------------------------------------------------------------------------------------------------
         $ 699        $31,524   $33,768   $47,553   $69,501   $51,150   $39,319   $ 4,977   $ 6,446   $ 8,487   $ 7,167
            70          1,800     1,963     2,819     4,144     3,307     2,677       429       526       668       713
         $9.94        $ 17.51   $ 17.20   $ 16.87   $ 16.77   $ 15.47   $ 14.69   $ 11.60   $ 12.25   $ 12.71   $ 10.05
            --           1.8%      2.0%      0.6%      8.4%      5.3%     10.8%     (5.3%)    (3.6%)    26.4%    (29.1%)
          3.5%             --      3.6%      3.5%      3.4%      4.4%                  --      0.2%      0.2%      0.1%
         $ 554        $28,060   $30,205   $40,019   $52,350   $34,663   $26,217   $ 7,194   $ 9,043   $10,395   $ 8,264
            56          1,603     1,756     2,373     3,121     2,241     1,784       615       732       811       815
         $9.94        $ 17.51   $ 17.20   $ 16.87   $ 16.77   $ 15.47   $ 14.69   $ 11.70   $ 12.36   $ 12.82   $ 10.14
            --           1.8%      2.0%      0.6%      8.4%      5.3%     10.8%     (5.3%)    (3.6%)    26.4%    (29.1%)
          3.5%             --      3.7%      3.8%      3.6%      4.4%                  --      0.2%      0.2%      0.1%


        MAINSTAY VP
         GROWTH--
       INITIAL CLASS
     -----------------
      2001      2000
     -----------------
     $13,064   $31,171
         921     1,810
     $ 14.18   $ 17.22
      (17.6%)   (11.1%)
          --
     $14,072   $21,032
         983     1,211
     $ 14.31   $ 17.37
      (17.8%)   (11.1%)
          --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                                                      MAINSTAY VP
                                                                                      HIGH YIELD
                                                                                   CORPORATE BOND--
                                                                                     INITIAL CLASS
                                                            ---------------------------------------------------------------
                                                              2005       2004       2003       2002       2001       2000
                                                            ---------------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................    $145,782   $156,942   $150,241   $104,452   $122,288   $126,771
Units Outstanding.......................................       6,361      6,804      7,248      6,783      7,999      8,588
Variable Accumulation Unit Value........................    $  22.92   $  23.07   $  20.73   $  15.40   $  15.29   $  14.76
Total Return............................................       (0.6%)     11.3%      34.6%       0.7%       3.6%      (7.1%)
Investment Income Ratio.................................          --       6.9%       7.9%       9.5%      10.8%
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................    $112,805   $116,727   $108,307   $ 75,161   $ 81,685   $ 84,097
Units Outstanding.......................................       4,927      5,066      5,231      4,886      5,349      5,703
Variable Accumulation Unit Value........................    $  22.89   $  23.04   $  20.71   $  15.38   $  15.27   $  14.75
Total Return............................................       (0.6%)     11.3%      34.6%       0.7%       3.6%      (7.1%)
Investment Income Ratio.................................          --       7.0%       7.8%       9.9%      10.9%


                                                                           MAINSTAY VP
                                                                             MID CAP
                                                                             CORE--
                                                                          INITIAL CLASS
                                                           -------------------------------------------
                                                            2005     2004     2003     2002      2001
                                                           -------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................   $7,256   $5,763   $2,859   $ 1,250   $  388
Units Outstanding.......................................      522      438      262       153       41
Variable Accumulation Unit Value........................   $13.89   $13.16   $10.91   $  8.16   $ 9.49
Total Return............................................     5.5%    20.6%    33.7%    (14.1%)   (5.1%)
Investment Income Ratio.................................       --     0.6%     0.6%      0.4%     0.6%
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................   $7,649   $5,628   $2,806   $ 1,381   $  227
Units Outstanding.......................................      550      427      257       169       24
Variable Accumulation Unit Value........................   $13.91   $13.19   $10.93   $  8.17   $ 9.51
Total Return............................................     5.5%    20.6%    33.7%    (14.1%)   (4.9%)
Investment Income Ratio.................................       --     0.6%     0.6%      0.4%     0.7%


                                                                                     MAINSTAY VP
                                                                                       S&P 500
                                                                                       INDEX--
                                                                                    INITIAL CLASS
                                                           ---------------------------------------------------------------
                                                             2005       2004       2003       2002       2001       2000
                                                           ---------------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................   $129,029   $143,383   $146,296   $127,742   $198,864   $258,393
Units Outstanding.......................................      4,620      5,051      5,621      6,211      7,423      8,368
Variable Accumulation Unit Value........................   $  27.93   $  28.39   $  26.03   $  20.57   $  26.79   $  30.88
Total Return............................................      (1.6%)      9.1%      26.5%     (23.2%)    (13.2%)    (10.5%)
Investment Income Ratio.................................         --       1.5%       1.3%       1.2%       0.9%
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................   $160,252   $173,793   $171,087   $142,842   $209,565   $258,158
Units Outstanding.......................................      5,739      6,123      6,574      6,945      7,823      8,360
Variable Accumulation Unit Value........................   $  27.93   $  28.39   $  26.03   $  20.57   $  26.79   $  30.88
Total Return............................................      (1.6%)      9.1%      26.5%     (23.2%)    (13.2%)    (10.5%)
Investment Income Ratio.................................         --       1.5%       1.3%       1.2%       1.0%

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

Expenses as a percent of average variable accumulation value were 1.30%, excluding expenses of the underlying funds, surrender charges and the annual policy fee.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

--------------------------------------------------------------------------------



                                                                                  MAINSTAY VP
                         MAINSTAY VP                                             INTERNATIONAL
                      INCOME & GROWTH--                                            EQUITY--
                        INITIAL CLASS                                            INITIAL CLASS
    -----------------------------------------------------   -------------------------------------------------------
     2005     2004     2003     2002      2001     2000      2005      2004      2003     2002     2001      2000
    ---------------------------------------------------------------------------------------------------------------
    $5,308   $5,309   $4,797   $ 3,770   $5,537   $ 6,863   $13,666   $12,832   $9,245   $6,847   $ 7,779   $ 9,775
       463      461      464       463      540       604       783       728      607      577       619       660
    $11.48   $11.51   $10.35   $  8.15   $10.25   $ 11.35   $ 17.45   $ 17.63   $15.22   $11.86   $ 12.57   $ 14.81
     (0.3%)   11.2%    27.0%    (20.6%)   (9.7%)   (11.9%)    (1.0%)    15.8%    28.3%    (5.6%)   (15.1%)   (19.1%)
        --     1.7%     1.5%      1.0%     0.8%                  --      1.0%     2.0%     1.3%      1.3%
    $6,102   $6,092   $5,379   $ 4,026   $5,449   $ 6,127   $14,477   $11,842   $8,147   $6,192   $ 6,335   $ 8,082
       532      529      520       494      531       540       829       671      535      522       504       545
    $11.48   $11.51   $10.35   $  8.15   $10.25   $ 11.35   $ 17.45   $ 17.64   $15.23   $11.87   $ 12.58   $ 14.82
     (0.3%)   11.2%    27.0%    (20.6%)   (9.7%)   (11.9%)    (1.0%)    15.8%    28.3%    (5.6%)   (15.1%)   (19.1%)
        --     1.8%     1.5%      1.0%     0.8%                  --      1.1%     2.0%     1.4%      1.3%


                     MAINSTAY VP                                     MAINSTAY VP
                       MID CAP                                         MID CAP
                      GROWTH--                                         VALUE--
                    INITIAL CLASS                                   INITIAL CLASS
    ---------------------------------------------   ---------------------------------------------
     2005      2004     2003      2002      2001     2005      2004      2003     2002      2001
    ---------------------------------------------------------------------------------------------
    $10,567   $9,433   $ 5,892   $   682   $  278   $14,999   $12,782   $7,511   $ 5,089   $2,564
        859      806       609       101       29     1,207     1,032      704       607      258
    $ 12.31   $11.70   $  9.67   $  6.77   $ 9.60   $ 12.42   $ 12.38   $10.67   $  8.38   $ 9.94
       5.2%    21.0%     42.9%    (29.5%)   (4.0%)     0.3%     16.0%    27.3%    (15.7%)   (0.6%)
         --       --        --        --       --        --      1.0%     1.2%      1.1%     2.0%
    $11,915   $9,572   $ 4,925   $   635   $  385   $16,700   $13,348   $8,130   $ 5,308   $1,576
        950      803       500        92       39     1,364     1,094      773       643      161
    $ 12.54   $11.92   $  9.85   $  6.89   $ 9.78   $ 12.24   $ 12.20   $10.52   $  8.26   $ 9.80
       5.2%    21.0%     42.9%    (29.5%)   (2.2%)     0.3%     16.0%    27.3%    (15.7%)   (2.0%)
         --       --        --        --       --        --      1.0%     1.2%      1.3%     1.9%


                     MAINSTAY VP
                      SMALL CAP                                               MAINSTAY VP
                       GROWTH--                                              TOTAL RETURN--
                    INITIAL CLASS                                            INITIAL CLASS
    ----------------------------------------------   --------------------------------------------------------------
     2005     2004     2003       2002      2001       2005       2004       2003       2002      2001       2000
    ---------------------------------------------------------------------------------------------------------------
    $5,338   $5,773   $ 5,197   $  1,381   $   725   $ 90,398   $102,017   $113,786   $109,940   $163,607  $216,119
       515      557       541        201        77      4,139      4,717      5,524      6,305     7,727      8,998
    $10.36   $10.37   $  9.60   $   6.87   $  9.45   $  21.84   $  21.63   $  20.60   $  17.44   $ 21.17   $  24.02
        --     8.0%     39.9%     (27.4%)    (5.5%)      1.0%       5.0%      18.1%     (17.6%)   (11.8%)     (5.6%)
        --       --        --         --        --         --       1.6%       1.8%       2.2%      2.3%
    $6,463   $6,432   $ 4,771   $  1,421   $   918   $102,660   $112,661   $121,853   $112,541   $157,572  $195,651
       613      610       489        203        96      4,701      5,209      5,915      6,454     7,442      8,146
    $10.54   $10.55   $  9.77   $   6.98   $  9.61   $  21.84   $  21.63   $  20.60   $  17.44   $ 21.17   $  24.02
        --     8.0%     39.9%     (27.4%)    (3.9%)      1.0%       5.0%      18.1%     (17.6%)   (11.8%)     (5.6%)
        --       --        --         --        --         --       1.6%       1.9%       2.3%      2.4%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                                                      MAINSTAY VP
                                                                                        VALUE--
                                                                                     INITIAL CLASS
                                                            ---------------------------------------------------------------
                                                              2005       2004       2003       2002       2001       2000
                                                            ---------------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................    $ 47,368   $ 51,220   $ 52,162   $ 45,782   $ 67,728   $ 69,989
Units Outstanding.......................................       2,292      2,500      2,796      3,086      3,557      3,643
Variable Accumulation Unit Value........................    $  20.66   $  20.49   $  18.65   $  14.84   $  19.04   $  19.21
Total Return............................................        0.8%       9.8%      25.7%     (22.1%)     (0.9%)     11.4%
Investment Income Ratio.................................          --       1.1%       1.5%       1.3%       1.4%
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................    $ 55,023   $ 58,043   $ 56,255   $ 46,850   $ 65,494   $ 64,042
Units Outstanding.......................................       2,655      2,825      3,007      3,149      3,430      3,324
Variable Accumulation Unit Value........................    $  20.72   $  20.55   $  18.71   $  14.88   $  19.09   $  19.27
Total Return............................................        0.8%       9.8%      25.7%     (22.1%)     (0.9%)     11.4%
Investment Income Ratio.................................          --       1.1%       1.6%       1.3%       1.4%

                                                              COLONIAL
                                                              SMALL CAP
                                                             VALUE FUND,
                                                              VARIABLE
                                                              SERIES--
                                                               CLASS B
                                                           ---------------
                                                            2005     2004
                                                           ---------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................   $  605   $  140
Units Outstanding.......................................       58       13
Variable Accumulation Unit Value........................   $10.39   $10.57
Total Return............................................    (1.7%)    5.7%
Investment Income Ratio.................................       --     0.5%
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................   $  748   $   23
Units Outstanding.......................................       72        2
Variable Accumulation Unit Value........................   $10.39   $10.57
Total Return............................................    (1.7%)    5.7%
Investment Income Ratio.................................       --     0.6%


                                                                                    FIDELITY(R) VIP
                                                                                    EQUITY-INCOME--
                                                                                     INITIAL CLASS
                                                            ---------------------------------------------------------------
                                                              2005       2004       2003       2002       2001       2000
                                                            ---------------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................    $ 25,692   $ 27,140   $ 25,421   $ 21,694   $ 30,023   $ 34,017
Units Outstanding.......................................       1,456      1,509      1,556      1,708      1,938      2,060
Variable Accumulation Unit Value........................    $  17.65   $  17.99   $  16.34   $  12.70   $  15.49   $  16.52
Total Return............................................       (1.9%)     10.1%      28.7%     (18.0%)     (6.2%)      7.0%
Investment Income Ratio.................................        3.3%       1.5%       1.9%       1.8%       1.9%
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................    $ 30,867   $ 30,977   $ 27,839   $ 21,702   $ 28,160   $ 29,719
Units Outstanding.......................................       1,762      1,735      1,716      1,721      1,831      1,813
Variable Accumulation Unit Value........................    $  17.51   $  17.86   $  16.22   $  12.61   $  15.38   $  16.39
Total Return............................................       (1.9%)     10.1%      28.7%     (18.0%)     (6.2%)      7.0%
Investment Income Ratio.................................        3.3%       1.5%       1.8%       1.8%       1.7%

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

--------------------------------------------------------------------------------


                               ALGER
                              AMERICAN
                               SMALL                                                    CALVERT
                          CAPITALIZATION--                                              SOCIAL
                           CLASS O SHARES                                              BALANCED
      --------------------------------------------------------   -----------------------------------------------------
       2005      2004      2003     2002      2001      2000      2005     2004     2003     2002      2001      2000
      ----------------------------------------------------------------------------------------------------------------
      $ 9,543   $ 9,890   $9,788   $ 7,752   $12,031   $20,098   $2,731   $3,204   $3,387   $ 2,646   $ 3,485   $4,189
          930       990    1,127     1,254     1,417     1,648      146      172      195       179       205      226
      $ 10.27   $  9.99   $ 8.68   $  6.18   $  8.49   $ 12.20   $18.76   $18.60   $17.40   $ 14.78   $ 17.04   $18.55
         2.7%     15.1%    40.5%    (27.2%)   (30.4%)   (28.1%)    0.9%     6.9%    17.8%    (13.3%)    (8.1%)   (4.4%)
           --        --       --        --      0.1%                 --     1.6%     2.2%      2.6%      3.6%
      $12,272   $12,222   $10,742  $ 7,697   $11,471   $17,694   $5,222   $5,584   $5,280   $ 4,530   $ 5,403   $5,717
        1,195     1,223    1,237     1,245     1,352     1,451      278      300      303       306       317      308
      $ 10.27   $  9.99   $ 8.68   $  6.18   $  8.49   $ 12.20   $18.79   $18.62   $17.42   $ 14.79   $ 17.06   $18.57
         2.7%     15.1%    40.5%    (27.2%)   (30.4%)   (28.1%)    0.9%     6.9%    17.8%    (13.3%)    (8.1%)   (4.4%)
           --        --       --        --      0.1%                 --     1.7%     2.0%      2.7%      3.7%


                        DREYFUS IP                                             FIDELITY(R)
                        TECHNOLOGY                                                 VIP
                         GROWTH--                                            CONTRAFUND(R)--
                      INITIAL SHARES                                          INITIAL CLASS
      -----------------------------------------------   ---------------------------------------------------------
       2005      2004      2003      2002      2001      2005      2004      2003      2002      2001      2000
      -----------------------------------------------------------------------------------------------------------
      $ 1,273   $ 1,707   $ 1,938   $   595   $   261   $52,386   $52,630   $47,782   $39,960   $49,755   $62,679
          154       192       216        99        26     2,415     2,497     2,584     2,741     3,054     3,332
      $  8.28   $  8.88   $  8.95   $  6.01   $ 10.05   $ 21.69   $ 21.07   $ 18.49   $ 14.58   $ 16.29   $ 18.81
        (6.8%)    (0.8%)    49.0%    (40.2%)     0.5%      2.9%     14.0%     26.8%    (10.5%)   (13.4%)    (7.8%)
           --        --        --        --        --      0.6%      0.3%      0.5%      0.9%      0.8%
      $ 1,997   $ 2,470   $ 2,579   $   878   $   645   $76,391   $73,367   $65,135   $52,702   $62,180   $74,681
          249       287       297       151        66     3,591     3,549     3,592     3,685     3,891     4,048
      $  8.03   $  8.62   $  8.69   $  5.83   $  9.75   $ 21.28   $ 20.67   $ 18.13   $ 14.30   $ 15.98   $ 18.45
        (6.8%)    (0.8%)    49.0%    (40.2%)    (2.5%)     2.9%     14.0%     26.8%    (10.5%)   (13.4%)    (7.8%)
           --        --        --        --        --      0.6%      0.3%      0.5%      0.8%      0.8%


                                                        JANUS ASPEN
          FIDELITY(R) VIP                                 SERIES
             MID CAP--                                  BALANCED--
          SERVICE CLASS 2                          INSTITUTIONAL SHARES
      ------------------------   ---------------------------------------------------------
       2005     2004     2003     2005      2004      2003      2002      2001      2000
      ------------------------------------------------------------------------------------
      $6,583   $4,269   $  431   $44,103   $49,154   $54,194   $57,185   $70,409   $81,758
         466      309       38     2,138     2,400     2,834     3,367     3,828     4,183
      $14.14   $13.83   $11.24   $ 20.63   $ 20.48   $ 19.12   $ 16.99   $ 18.39   $ 19.55
        2.2%    23.0%    12.4%      0.7%      7.1%     12.6%     (7.7%)    (5.9%)    (3.5%)
          --       --       --      2.5%      2.2%      2.2%      2.4%      2.6%
      $9,158   $5,080   $  338   $69,926   $74,451   $77,365   $72,705   $81,831   $85,386
         637      361       30     3,381     3,625     4,035     4,269     4,437     4,357
      $14.38   $14.07   $11.43   $ 20.68   $ 20.54   $ 19.17   $ 17.03   $ 18.44   $ 19.60
        2.2%    23.0%    14.3%      0.7%      7.1%     12.6%     (7.7%)    (5.9%)    (3.5%)
          --       --       --      2.6%      2.2%      2.2%      2.4%      2.6%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                                  JANUS ASPEN
                                                                                     SERIES
                                                                                   WORLDWIDE
                                                                                    GROWTH--
                                                                              INSTITUTIONAL SHARES
                                                           ----------------------------------------------------------
                                                            2005      2004      2003      2002       2001      2000
                                                           ----------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................   $33,599   $40,513   $48,340   $46,780   $ 75,000   $112,441
Units Outstanding.......................................     2,276     2,646     3,265     3,867      4,559     5,233
Variable Accumulation Unit Value........................   $ 14.77   $ 15.31   $ 14.80   $ 12.10   $  16.45   $ 21.49
Total Return............................................     (3.6%)     3.4%     22.4%    (26.5%)    (23.4%)   (16.8%)
Investment Income Ratio.................................      1.6%      1.0%      1.1%      0.9%       0.5%
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................   $46,115   $53,467   $58,703   $53,620   $ 82,282   $117,641
Units Outstanding.......................................     3,117     3,485     3,957     4,424      4,992     5,465
Variable Accumulation Unit Value........................   $ 14.79   $ 15.34   $ 14.83   $ 12.12   $  16.48   $ 21.53
Total Return............................................     (3.6%)     3.4%     22.4%    (26.5%)    (23.4%)   (16.8%)
Investment Income Ratio.................................      1.6%      1.0%      1.1%      0.9%       0.5%

                                                                                     NEUBERGER
                                                                                    BERMAN AMT
                                                                 MFS(R)               MID-CAP
                                                           UTILITIES SERIES--        GROWTH--
                                                              SERVICE CLASS           CLASS S
                                                           -------------------   -----------------
                                                             2005       2004      2005      2004
                                                           ---------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................    $5,585     $1,794    $   369   $   210
Units Outstanding.......................................       414        143         31        18
Variable Accumulation Unit Value........................    $13.50     $12.57    $ 11.93   $ 11.76
Total Return............................................      7.4%      25.7%       1.4%     17.6%
Investment Income Ratio.................................      1.2%         --         --        --
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................    $8,012     $2,143    $   418   $   248
Units Outstanding.......................................       578        166         37        22
Variable Accumulation Unit Value........................    $13.86     $12.90    $ 11.38   $ 11.22
Total Return............................................      7.4%      29.0%       1.4%     12.2%
Investment Income Ratio.................................      1.3%         --         --        --


                                                                                 VAN ECK
                                                                                WORLDWIDE
                                                                                   HARD
                                                                                  ASSETS
                                                           ----------------------------------------------------
                                                            2005     2004     2003     2002     2001      2000
                                                           ----------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................   $4,230   $2,394   $1,288   $  967   $   450   $  504
Units Outstanding.......................................      243      159      105      113        50       50
Variable Accumulation Unit Value........................   $17.40   $15.05   $12.30   $ 8.59   $  8.95   $10.13
Total Return............................................    15.7%    22.4%    43.2%    (4.1%)   (11.6%)   10.0%
Investment Income Ratio.................................     0.6%     0.3%     0.5%     0.4%      1.3%
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................   $6,358   $3,242   $1,550   $1,148   $   472   $  466
Units Outstanding.......................................      360      212      124      132        52       45
Variable Accumulation Unit Value........................   $17.68   $15.28   $12.49   $ 8.72   $  9.09   $10.29
Total Return............................................    15.7%    22.4%    43.2%    (4.1%)   (11.6%)   10.0%
Investment Income Ratio.................................     0.6%     0.3%     0.4%     0.4%      1.0%

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

Expenses as a percent of average variable accumulation value were 1.30%, excluding expenses of the underlying funds, surrender charges and the annual policy fee.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

--------------------------------------------------------------------------------


                             MFS(R)
                            INVESTORS
                              TRUST                                                    MFS(R)
                            SERIES--                                             RESEARCH SERIES--
                          INITIAL CLASS                                            INITIAL CLASS
      -----------------------------------------------------   --------------------------------------------------------
       2005     2004     2003     2002      2001      2000     2005     2004      2003      2002      2001      2000
      ----------------------------------------------------------------------------------------------------------------
      $1,321   $1,441   $1,479   $ 1,356   $ 2,158   $2,729   $1,978   $ 2,001   $ 1,882   $ 1,734   $ 3,076   $ 3,995
         144      155      175       193       240      252      194       197       212       240       317       320
      $ 9.19   $ 9.29   $ 8.45   $  7.01   $  8.99   $10.83   $10.17   $ 10.16   $  8.89   $  7.22   $  9.69   $ 12.47
       (1.1%)    9.9%    20.6%    (22.0%)   (17.0%)   (1.4%)    0.1%     14.4%     23.1%    (25.5%)   (22.3%)    (6.1%)
        1.1%     0.6%     0.6%      0.6%      0.5%              0.9%      1.1%      0.7%      0.3%        --
      $1,919   $1,977   $1,899   $ 1,650   $ 2,207   $2,673   $2,824   $ 2,918   $ 2,537   $ 2,180   $ 3,339   $ 3,891
         203      207      219       229       239      240      281       291       289       306       349       316
      $ 9.45   $ 9.55   $ 8.69   $  7.21   $  9.24   $11.13   $10.04   $ 10.03   $  8.77   $  7.13   $  9.57   $ 12.31
       (1.1%)    9.9%    20.6%    (22.0%)   (17.0%)   (1.4%)    0.1%     14.4%     23.1%    (25.5%)   (22.3%)    (6.1%)
        1.1%     0.6%     0.7%      0.5%      0.5%              1.0%      1.1%      0.7%      0.3%        --


                                                    T. ROWE PRICE
        ROYCE       ROYCE                              EQUITY
      MICRO-CAP   SMALL-CAP                            INCOME
      PORTFOLIO   PORTFOLIO                           PORTFOLIO
      ---------   ---------   ---------------------------------------------------------
        2005        2005       2005      2004      2003      2002      2001      2000
      ---------------------------------------------------------------------------------
       $    25     $    56    $16,529   $15,968   $12,398   $ 9,768   $11,020   $ 6,827
             2           5      1,196     1,143     1,007       982       950       590
       $ 10.51     $ 10.23    $ 13.82   $ 13.97   $ 12.32   $  9.94   $ 11.59   $ 11.58
            --          --      (1.1%)    13.4%     23.9%    (14.2%)     0.2%     11.6%
            --          --       1.4%      1.6%      1.7%      1.6%      1.5%
       $    10     $    62    $21,675   $19,083   $12,581   $ 8,546   $ 9,525   $ 5,604
             1           6      1,556     1,355     1,014       853       815       480
       $ 10.53     $ 10.86    $ 13.93   $ 14.08   $ 12.41   $ 10.02   $ 11.68   $ 11.67
            --          --      (1.1%)    13.4%     23.9%    (14.2%)     0.2%     11.6%
            --          --       1.4%      1.7%      1.8%      1.6%      1.5%

                                                                    VICTORY
                            VAN KAMPEN                                VIF
                                UIF                               DIVERSIFIED
                         EMERGING MARKETS                           STOCK--
                             EQUITY--                               CLASS A
                              CLASS I                                SHARES
      -------------------------------------------------------   ----------------
       2005     2004      2003      2002      2001     2000      2005      2004
      --------------------------------------------------------------------------
      $6,576   $ 5,991   $ 5,895   $ 3,951   $4,807   $ 5,962   $   719   $  233
         494       472       564       558      611       699        67       22
      $13.32   $ 12.70   $ 10.45   $  7.08   $ 7.87   $  8.53   $ 10.75   $10.78
        4.8%     21.5%     47.7%    (10.1%)   (7.7%)   (40.0%)    (0.2%)    7.8%
          --      0.7%        --        --       --                0.2%     1.3%
      $8,820   $ 8,335   $ 6,767   $ 4,819   $5,504   $ 6,288   $   809   $  267
         657       651       642       676      694       732        73       24
      $13.42   $ 12.80   $ 10.53   $  7.13   $ 7.93   $  8.59   $ 11.05   $11.07
        4.8%     21.5%     47.7%    (10.1%)   (7.7%)   (40.0%)    (0.2%)   10.7%
          --      0.7%        --        --       --                0.2%     1.4%

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